    As filed with the Securities and Exchange Commission on April 27, 2005.

                                                File Nos. 333-111213; 811-04885

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


 Registration Statement Under The Securities Act of 1933                     [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 5                        [X]

                         and/or

For Registration Under the Investment Company Act of 1940                    [X]

                    Amendment No. 53                                         [X]
            (Check Appropriate Box or Boxes)


                     GE Life & Annuity Separate Account II
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

               6610 West Broad Street, Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485



[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                Prospectus For
                       Flexible Premium Single Life and
           Joint and Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                                Form P1254 4/00
                      Joint and Last Survivor Life Policy
                                Form P1255 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account II
                            6610 West Broad Street
                           Richmond, Virginia 23230

                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


  ---------------------------------------------------------------------------
  The Policies described by this prospectus will usually be deemed Modified Endowment Contracts. This means:

     . Any future loan, partial surrender, or assignment or pledge of the Policy will be taxed up to the amount by which the Account Value exceeds the premium paid into the Policy

     . Any taxable loan, partial surrender, assignment or pledge of the Policy made by owners younger than age 591/2 will be subject to a 10% IRS penalty tax

     . Increases in Account Value will not be taxed unless partially surrendered or accessed in some other way

     . Death Benefit proceeds are generally tax-free like traditional life insurance policies

  It is advised that you contact a tax adviser before purchasing this
  Policy. Please refer to the "Tax Considerations" provision of this prospectus for more information on Modified Endowment Contracts.
  ---------------------------------------------------------------------------


This prospectus contains information about the Policy that the owner ("you") should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium single life and joint and last survivor variable life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The purpose of this Policy is to provide life insurance protection for the beneficiary(ies) named on the Policy. We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit upon the death of the last surviving Insured.

Your Account Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your assets in the Subaccounts of GE Life & Annuity Separate Account II (the "Separate Account") that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts. If you choose our fixed option, your assets will earn interest monthly at an annual effective rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. Unless the Continuation of Coverage Rider is in effect, the Policy will lapse if the Surrender Value is insufficient to cover Policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

The date of this prospectus is April 29, 2005.

Table of Contents





                                    Fee Tables..............................  6
                                       Transaction Fees.....................  6
                                       Periodic Charges Other Than
                                         Portfolio Operating Expenses.......  7
                                       Periodic Charges for Optional Riders.  8
                                       Total Annual Portfolio Operating
                                         Expenses...........................  9

                                    Summary of Benefits and Risks........... 10
                                       Benefits of Your Policy.............. 10
                                       Risks of Your Policy................. 12

                                    The Company............................. 16

                                    The Separate Account.................... 17
                                       Changes to the Separate Account...... 17

                                    The Portfolios.......................... 19
                                       The Subaccounts...................... 19
                                       Voting Rights........................ 28

                                    The Guarantee Account................... 30

                                    Charges and Deductions.................. 32
                                       Monthly Deduction.................... 32
                                       Cost of Insurance.................... 32
                                       Mortality and Expense Risk Charge.... 34
                                       Premium Tax Recovery Charge and
                                         Distribution Expense Charge........ 34
                                       Administrative Expense Charge........ 34
                                       Surrender Charge..................... 35
                                       Partial Surrender Processing Fee..... 36
                                       Other Charges........................ 36
                                       Reduction of Charges for Group Sales. 36

                                    The Policy.............................. 37
                                       Applying for a Policy................ 37
                                       Owner................................ 38
                                       Beneficiary.......................... 38
                                       Changing the Owner or
                                         Beneficiary(ies)................... 39
                                       Canceling a Policy................... 39

                                    Premiums................................ 40
                                       General.............................. 40
                                       Tax-Free Exchanges (1035 Exchanges).. 41
                                       Allocating Premiums.................. 41

                                    How Your Account Value Varies........... 42
                                       Account Value........................ 42
                                       Surrender Value...................... 42
                                       Subaccount Values.................... 42

Transfers.................................................................. 43
   General................................................................. 43
   Transfers From the Guarantee Accounts to the Subaccounts................ 43
   Transfers From the Subaccounts to the Guarantee Account................. 43
   Transfers Among the Subaccounts......................................... 43
   Telephone Transactions.................................................. 45
   Confirmation of Transactions............................................ 46
   Special Note on Reliability............................................. 46
   Transfers by Third Parties.............................................. 46
   Special Note on Frequent Transfers...................................... 47
   Dollar Cost Averaging................................................... 50
   Portfolio Rebalancing................................................... 51

Death Benefit.............................................................. 52
   Amount of Death Benefit Payable......................................... 52
   Changing the Specified Amount........................................... 52

Surrenders and Partial Surrenders.......................................... 54
   Surrenders.............................................................. 54
   Partial Surrenders...................................................... 54
   Effect of Partial Surrenders............................................ 54

Loans...................................................................... 55
   General................................................................. 55
   Repayment of Policy Debt................................................ 56
   Effect of Policy Loans.................................................. 56

Termination................................................................ 58
   Premium to Prevent Termination.......................................... 58
   Grace Period............................................................ 58
   Reinstatement........................................................... 58
   Continuation of Coverage Rider.......................................... 58

Requesting Payments........................................................ 60

Tax Considerations......................................................... 62
   Introduction............................................................ 62
   Modified Endowment Contracts............................................ 62
   Special Rules for Modified Endowment Contracts.......................... 63
   Tax Status of Life Insurance Policies................................... 63
   Considerations Where Insured Lives Past Age 100......................... 65
   1035 Exchanges.......................................................... 65
   Income Tax Withholding.................................................. 65
   Tax Status of the Company............................................... 66
   Changes in the Law and Other Considerations............................. 66

Sale of the Policies....................................................... 67

                Other Policy Information.................................... 70
                   Optional Payment Plans................................... 70
                   Dividends................................................ 70
                   Incontestability......................................... 70
                   Suicide Exclusion........................................ 70
                   Misstatement of Age or Gender............................ 71
                   Written Notice........................................... 71
                   Trust.................................................... 71
                   Other Changes............................................ 71
                   Reports.................................................. 72
                   Supplemental Benefits.................................... 72
                   Using the Policy as Collateral........................... 73
                   Reinsurance.............................................. 73
                   Legal Proceedings........................................ 73

                Financial Statements........................................ 77

                Definitions................................................. 78

Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION           The first table describes the fees and expenses that you
FEES                  will pay at the time that you buy the Policy, surrender
                      the Policy, or transfer assets between Investment Options.


                                              When Charge is         Current Amount      Maximum Amount
Charge                                           Deducted               Deducted            Deducted
----------------------------------------------------------------------------------------------------------
Surrender Charge/1/                      When you surrender        6.0% of the initial 6% of the initial
                                         your Policy within 7      premium, declining  premium, declining
                                         years of the Policy Date  to 0.0% in Policy   to 0.0% in Policy
                                                                   year 7              year 7
----------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee         When you partially        The lesser of       The lesser of
                                         surrender a portion of    $25.00 or 2% of     $25.00 or 2% of
                                         the Policy's Account      the amount          the amount
                                         Value                     partially           partially
                                                                   surrendered         surrendered
----------------------------------------------------------------------------------------------------------
Net Loan Charge/2/                       When a loan is taken      2.0% net cost on    2.0% net cost on
                                         and monthly thereafter    non-preferred loans non-preferred loans
                                         until loan is repaid in   in all years (and   in all years (and
                                         full                      preferred loans     preferred loans
                                                                   during 1st Policy   during 1st Policy
                                                                   year)               year)

                                                                   0% net cost on      0% net cost on
                                                                   preferred loans in  preferred loans in
                                                                   Policy year 2 and   Policy year 2 and
                                                                   after               after
----------------------------------------------------------------------------------------------------------
Illustration Preparation Fee             When you request a        $0.00               $25.00
                                         personalized illustration
----------------------------------------------------------------------------------------------------------
Transfer Fee                             When you make a           $0.00               $10.00
                                         transfer
----------------------------------------------------------------------------------------------------------

                    /1/ For a joint and last survivor Policy, the surrender
                        charge may be lower if required by state non-forfeiture law.

                    /2/ The net cost of a Policy loan is determined as follows:


                                             Non-Preferred Loan Rate  Preferred
                                                All Policy Years      Loan Rate
                                              (Preferred Loan Rate   Policy Year
                                                1st Policy Year)     2 and After
   -----------------------------------------------------------------------------
   Guaranteed Maximum Interest Rate Charged            6.0%              4.0%
   Guaranteed Minimum Interest Rate Credited           4.0%              4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                                 2.0%              0.0%
   -----------------------------------------------------------------------------

PERIODIC CHARGES      The next table describes the fees and expenses that you
OTHER THAN            will pay periodically during the time that you own the
PORTFOLIO             Policy, not including Portfolio fees and expenses.
OPERATING
EXPENSES

                                               When Charge is         Current Amount      Maximum Amount
Charge                                            Deducted               Deducted            Deducted
-----------------------------------------------------------------------------------------------------------
Cost of Insurance/1/                     On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date until the Insured
                                         on a Single Life Policy or
                                         the younger Insured on
                                         a Joint and Last Survivor
                                         Policy reaches Attained
                                         Age 100

                                                                    Single Life Policy: Single Life Policy:

 Minimum                                                            0.05% of the        $0.06 per $1,000
                                                                    Account Value       of net amount at
                                                                                        risk

 Maximum                                                            0.05% of the        $83.33 per $1000
                                                                    Account Value       of net amount at
                                                                                        risk

 Charge during 1st Policy year for a                                0.05% of the        $1.35 per $1,000
   60 year old male in the Standard                                 Account Value       of net amount at
   Risk Class                                                                           risk

                                                                    Joint and Last      Joint and Last
                                                                    Survivor Policy:    Survivor Policy:

 Minimum                                                            0.03% of the        $0.0002 per
                                                                    Account Value       $1,000 of net
                                                                                        amount at risk

 Maximum                                                            0.03% of the        $83.33 per
                                                                    Account Value       $1,000 of net
                                                                                        amount at risk

 Charge during 1st Policy year for a                                0.03% of the        $0.01 per $1,000
   60 year old male and 60 year old                                 Account Value       of net amount at
   female in the Standard Risk Class                                                    risk
-----------------------------------------------------------------------------------------------------------
Administrative Expense Charge            On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date

 Minimum Charge                                                     $8.00 per month     $8.00 per month

 Maximum Charge                                                     Annualized rate of  Annualized rate of
                                                                    0.40% of the        0.40% of the
                                                                    Account Value       Account Value
-----------------------------------------------------------------------------------------------------------


                    /1/ We will not impose this charge once the Insured, under a single life Policy, or the younger Insured, under a joint and last survivor Policy, reaches Attained Age
                        100. The maximum rates vary by the Insured's gender, issue age, risk class and by the year of coverage. Maximum rates may be increased for Policies issued in an increased rating class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the cost of insurance rates for your particular situation, please call us at (800) 352-9910 or your financial representative.

                                             When Charge is         Current Amount       Maximum Amount
Charge                                          Deducted               Deducted             Deducted
----------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees          On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date

                                                                 Annualized rate of   Annualized rate of
                                                                 0.70% of unloaned    0.70% of unloaned
                                                                 assets in the        assets in the
                                                                 Subaccounts          Subaccounts
                                                                 through the first 10 through the first 10
                                                                 Policy years         Policy years

                                                                 Annualized rate of   Annualized rate of
                                                                 0.35% of unloaned    0.35% of unloaned
                                                                 assets in the        assets in the
                                                                 Subaccounts after    Subaccounts after
                                                                 the 10th Policy      the 10th Policy
                                                                 year                 year
----------------------------------------------------------------------------------------------------------
Premium Tax Recovery Charge              On the Policy Date and  0.20% (annualized    0.20% (annualized
                                         monthly thereafter on   rate based on the    rate based on the
                                         the Monthly Anniversary portion of assets in portion of assets in
                                         Date for 10 years after the Separate         the Separate
                                         each premium payment    Account              Account
                                                                 attributable to      attributable to
                                                                 each premium         each premium
                                                                 payment)             payment)
----------------------------------------------------------------------------------------------------------
Distribution Expense Charge              On the Policy Date and  0.30% (annualized    0.30% (annualized
                                         monthly thereafter on   rate based on the    rate based on the
                                         the Monthly Anniversary portion of assets in portion of assets in
                                         Date for 10 years after the Separate         the Separate
                                         each premium payment    Account              Account
                                                                 attributable to      attributable to
                                                                 each premium         each premium
                                                                 payment)             payment)
----------------------------------------------------------------------------------------------------------

PERIODIC CHARGES      The next table describes the charges that you will pay
FOR OPTIONAL          periodically for the riders that are available under the
RIDERS                Policy.

                                            When Charge     Current Amount Maximum Amount
                                            is Deducted        Deducted       Deducted
-----------------------------------------------------------------------------------------
Accelerated Benefit Rider Charge         At time of benefit    $250.00        $250.00
                                         payment
-----------------------------------------------------------------------------------------
Continuation of Coverage Rider Charge           N/A            $0.00          $0.00
-----------------------------------------------------------------------------------------


                      For information concerning compensation paid for the sale of the Policy, see the "Sale of the Policies" provision in this prospectus.

TOTAL ANNUAL          The next table shows the minimum and maximum total annual
PORTFOLIO             operating expenses charged by the Portfolios that you may
OPERATING             pay periodically during the time that you own the Policy.
EXPENSES              These are expenses that are deducted from Portfolio
                      assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                      Annual Portfolio Expenses/1/               Minimum Maximum
                      ----------------------------------------------------------
                      Total Annual Portfolio Operating
                       Expenses (before fee waivers or
                       reimbursements)                            0.40%   3.03%
                      ----------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY

DEFINED TERMS         See the "Definitions" provision in the back of this
                      prospectus for defined terms.

DEATH BENEFIT         The primary benefit of your Policy is life insurance
                      coverage. Your initial premium purchases a Specified
                      Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your beneficiary(ies) when the Insured dies (or the last surviving Insured dies if you purchase a joint and last survivor Policy). See the "Death Benefit" provision of this prospectus.

DEATH BENEFIT         If the Insured under a single life Policy or the last
PAYABLE               surviving Insured under a joint and last survivor Policy
                      at his or her death is younger than Attained Age 100, the Death Benefit payable is the greater of the Specified
                      Amount and the Account Value multiplied by the applicable corridor percentage.

                      If the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy at his or her death is Attained Age 100 or older, the Death Benefit payable is the Account Value multiplied by the applicable corridor percentage.


                      Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the "Death Benefit" and the "Incontestability" and "Misstatement of Age or Gender" provisions of this prospectus.


COVERAGE              Within certain limits, you can:
FLEXIBILITY
                         . increase or decrease the Specified Amount;

                         . change your beneficiary(ies); and

                         . change the owner of the Policy.


                      See the "Death Benefit -- Changing the Specified Amount" and "The Policy -- Changing the Owner or Beneficiary" provisions of this prospectus.



CHOICE OF DEATH       Your beneficiary(ies) may choose to take Death Benefit
BENEFIT PAYMENT       proceeds as a lump sum or select from a variety of
OPTIONS               payment options which pay the Death Benefit proceeds over
                      time. See the "Death Benefit -- Changing the Death
                      Benefit Option" provision of this prospectus.


CASH BENEFITS         You can access the Account Value of your Policy by taking
                      a Policy loan, taking a partial surrender or a full surrender with certain limitations as described below:

  LOANS You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences. See the "Loans" and "Tax Considerations" provisions of this prospectus.

  PARTIAL             You may take one partial surrender each Policy year after
  SURRENDERS          the first Policy year. The minimum partial surrender
                      amount is $1,000. The maximum partial surrender amount you may take is equal to the lesser of:

                        (1) your Surrender Value of the Policy less $1,000 at
                            the time of the partial surrender; and

                        (2) the available loan amount (which is equal to 90% of
                            the difference between Account Value and any surrender charges, minus any Policy Debt).


                      We will not permit a partial surrender that would reduce your Account Value to below $25,000 at the time of the partial surrender. We also assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount surrendered. In addition, you may be subject to a 10% IRS penalty tax if your Policy is deemed a Modified Endowment Contract and you are under the age of 59 1/2 at the time of the partial surrender. Partial surrenders will reduce your Account Value and Death Benefit proceeds. Federal income taxes and a penalty tax will apply to each partial surrender. See the "Surrenders and Partial Surrenders" provision of this prospectus.


  FULL                You can surrender your Policy at any time for its
  SURRENDER           Surrender Value (Account Value minus Policy Debt minus
                      any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the "Surrenders and Partial Surrenders" provision of this prospectus.

MINIMUM               The minimum initial premium is $25,000. Subsequent
PREMIUM               premiums are accepted on a limited basis and must be at
REQUIREMENT           least $1,000. See the "Premiums" provision of this
                      prospectus.


INVESTMENT            You can allocate your premium to the Guarantee Account
OPTIONS               and among up to 10 of the Subaccounts available in the
                      Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies, or available in all states or in all markets. See the "Separate
                      Account" and the "Portfolios" provisions of this prospectus. Assets allocated to the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. See the "Guarantee Account" provision of this prospectus.


TRANSFERS             You may transfer assets among the Subaccounts and between
                      the Subaccounts and the Guarantee Account, within certain limits. We also offer two automated transfer programs:
                      Dollar Cost Averaging and Portfolio Rebalancing. See the
                      "Transfers" provision of this prospectus.

TAX BENEFITS          You are generally not taxed on the Policy's earnings
                      until you withdraw Account Value from your Policy. This is known as tax deferral. Your beneficiary(ies) generally receives

                      Death Benefit proceeds income tax-free. See the "Tax Considerations" provision of this prospectus.


ASSIGNABILITY         You may assign the Policy as collateral for a loan or
                      other obligation. See the "Other Policy
                      Information -- Using the Policy as Collateral" provision of this prospectus.

RIGHT TO RETURN       You have a limited period of time after the Policy is
THE POLICY            issued during which you can cancel the Policy and receive
                      a refund. See the "Policy -- Canceling a Policy" provision of this prospectus.


ADDITIONAL            If available in your state, there are additional benefits
BENEFITS              that are added to your Policy by way of optional riders.
                      See the "Fee Tables" and "Other Policy Information --
                      Supplemental Benefits" provisions of this prospectus.


RISKS OF YOUR POLICY


RISK OF AN INCREASE   Certain fees and expenses are assessed at less than their
IN CURRENT FEES AND   guaranteed minimum levels. In the future, we may increase
EXPENSES              these current charges up to the guaranteed (i.e., the
                      maximum) levels. If fees and expenses are increased, you may need to increase the amount of premium to keep the Policy in force.


SUITABILITY           Variable life insurance is designed for long-term
                      financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on holding this Policy for at least 7 years, you will incur a surrender charge if you surrender the Policy. See the "Fee Tables" provision of this prospectus.

INVESTMENT RISK       Your Account Value is subject to the risk that investment
                      performance will be unfavorable and that your Account
                      Value will decrease. If your investment results are unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Account Value. In that case the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. If you have the Continuation of Coverage Rider and it is still in force and your Policy
                      Debt does not exceed your Account Value, your Policy will not terminate regardless of your Subaccount investment performance. On the other hand, if your investment experience is favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans. See the "Loans" and the "Termination" provisions of this prospectus.

ADDITIONAL RISKS      The types of investments that a Portfolio makes will also
                      create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio's prospectus. You should read each Portfolio's prospectus carefully before investing.

RISK OF               If the Surrender Value of your Policy is insufficient to
TERMINATION           pay the monthly deduction when due, a grace period will
                      begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse (unless the Continuation of Coverage Rider is in force). In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.


TAX RISKS             In order to qualify as a life insurance policy for
                      Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited.
                      Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements. There is less guidance, however, with respect to joint and last survivor Policies. In the absence of such guidance there is some uncertainty as to whether a joint and last survivor Policy will qualify as a life insurance policy for Federal tax purposes. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


                      In most cases this Policy will be a Modified Endowment Contract. In these cases, special rules apply, and a 10% IRS penalty tax may be imposed on distributions, including loans.

                      Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the "Tax Considerations" provision of this prospectus.



EFFECTS OF            A Policy loan, whether or not repaid, will affect your
POLICY LOANS          Account Value over time because we subtract the amount of
                      the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral.
                      As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be.
                      Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

                      Because we subtract the amount of the loan from the Investment Options, a Policy loan reduces the amount available for transfers among the Subaccounts and the Guarantee Account.


                      A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse and a Policy loan could result in adverse tax consequences. In circumstances where your Policy is at risk of lapse, you must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage. If a Policy is issued as a Modified Endowment Contract and a loan is taken from the Policy, the amount of the loan (together with any unpaid interest included in Policy Debt) will be taxed in the same manner as a partial surrender. See the "Loans" provision of this prospectus.


LIMITS ON             You may transfer all or a portion of your assets between
TRANSFERS             and among the Subaccounts and the Guarantee Account on
                      any Valuation Day subject to certain restrictions. You may not, however, transfer assets in the Guarantee
                      Account from one interest rate guarantee period to another interest rate guarantee period. We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts and from the Subaccounts to the Guarantee
                      Account.


                      Frequent Subaccount transfers can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. To discourage frequent Subaccount transfers, we have adopted the following transfer policy. All owners may submit the first 12 Subaccount transfers made in a calendar year by overnight delivery service, U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to owners notifying them that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. We will also not honor your transfer request if you attempt to make a transfer during the grace period and there is no Account Value.



                      We currently do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100. See the "Transfers" provision of this prospectus.

COMPARISON WITH       The Policy is similar in many ways to universal life
OTHER INSURANCE       insurance. As with universal life insurance:
POLICIES
                         . the owner pays a premium for insurance coverage on
                           the Insured(s);

                         . the Policy provides for the accumulation of
                           Surrender Value that is payable if the owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and

                         . the Surrender Value may be substantially lower than
                           the premium paid.

                      However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our Home Office is located at 6610 West Broad Street, Richmond, Virginia 23230. Our Variable Life Service Center is located at 3100 Albert Lankford Drive, Lynchburg, Virginia 24501. We are obligated to pay all amounts promised under the Policy.


                      Capital Brokerage Corporation serves as principal underwriter for the Policies and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. GE Asset Management Incorporated is also indirectly owned by the General Electric Company. Therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in "The Portfolios" provision of this prospectus.

                      The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE        The Separate Account may include other Subaccounts that
SEPARATE              are not available under this Policy. We may substitute
ACCOUNT               another Subaccount or insurance company separate account
                      under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of owners. The new Subaccounts may be limited to certain classes of Policies, and the new Subaccounts may have higher fees and charges than the Subaccounts they replaced. No substitution may take place without prior notice to owners and prior approval of the Securities and Exchange
                      Commission ("SEC") and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

                      We may also, where permitted by law:

                         . create new separate accounts;

                         . combine separate accounts, including combining the
                           Separate Account with another separate account established by the Company;

                         . transfer assets of the Separate Account, which we
                           determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

                         . add new Subaccounts to or remove Subaccounts from
                           the Separate Account, or combine Subaccounts;

                         . make the Subaccounts available under other policies
                           we issue;

                         . add new Portfolios or remove existing Portfolios;


                         . substitute a new Portfolio for any existing
                           Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;


                         . deregister the Separate Account under the 1940 Act;
                           and

                         . operate the Separate Account under the direction of
                           a committee or in another form.

The Portfolios


                      You select the Subaccounts to which you direct premiums. There are limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.



                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


                      We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.

                      You may obtain a free copy of the prospectus for each Portfolio by writing our Variable Life Service Center at 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, by calling us at (800) 352-9910 or by visiting our website at www.gefinancialservice.com, or through your financial representative.


                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.


THE SUBACCOUNTS       You may invest in up to 10 Subaccounts plus the Guarantee
                      Account at any one time. Each Subaccount invests in one of the Portfolios described below.


                                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In                      Investment Objective                as applicable)
                ------------------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --          Seeks to provide long-term growth       A I M Advisors, Inc.
INSURANCE FUNDS Series II shares                      of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Fund -- Seeks to provide growth of capital.     A I M Advisors, Inc.
                Series I shares
                ------------------------------------------------------------------------------------------------------
                AIM V.I. International Growth Fund -- Seeks to provide long-term growth       A I M Advisors, Inc.
                Series II shares                      of capital.
                ------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                     Investment Objective                as applicable)
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Premier Equity              Seeks to achieve long-term growth   A I M Advisors, Inc.
                        Fund --Series I shares               of capital. Income is a secondary
                                                             objective.
                        ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global Technology  Seeks growth of capital. Current    Alliance Capital
VARIABLE PRODUCTS       Portfolio -- Class B (formerly,      income is incidental to the         Management, L.P.
SERIES FUND, INC.       AllianceBernstein Technology         portfolio's objective.
                        Portfolio)
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth             Seeks reasonable current income     Alliance Capital
                        and Income Portfolio -- Class B      and reasonable opportunity for      Management, L.P.
                                                             appreciation through investments
                                                             primarily in dividend-paying common
                                                             stocks of good quality.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein International      Seeks long-term growth of capital.  Alliance Capital
                        Value Portfolio -- Class B                                               Management, L.P.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap Growth   Seeks growth of capital by pursuing Alliance Capital
                        Portfolio -- Class B (formerly,      aggressive management policies.     Management, L.P.
                        AllianceBernstein Premier Growth
                        Portfolio)
                        ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --      Pursues long-term total return      American Century Investment
VARIABLE PORTFOLIOS II, Class II                             using a strategy that seeks to      Management, Inc.
INC.                                                         protect against U.S. inflation.
                        ------------------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund         Seeks high current income.          Eaton Vance Management
VARIABLE TRUST          ------------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences Fund    Seeks long-term capital growth by   OrbiMed Advisors LLC
                                                             investing in a worldwide and
                                                             diversified portfolio of health
                                                             sciences companies.
                        ------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund -- Class 2   Seeks long-term capital growth.     Evergreen Investment
ANNUITY TRUST                                                                                    Management Company, LLC
                        ------------------------------------------------------------------------------------------------------
FEDERATED               Federated High Income Bond           Seeks high current income by        Federated Investment
INSURANCE SERIES        Fund II -- Service Shares            investing in lower-rated corporate  Management Company
                                                             debt obligations, commonly
                                                             referred to as "junk bonds."
                        ------------------------------------------------------------------------------------------------------
                        Federated Kaufmann Fund II --        Seeks capital appreciation.         Federated Equity
                        Service Shares                                                           Management Company of
                                                                                                 Pennsylvania (subadvised by
                                                                                                 Federated Global Investment
                                                                                                 Management Corp.)
                        ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/                Seeks to obtain high total return   Fidelity Management &
INSURANCE PRODUCTS      Portfolio -- Service Class 2         with reduced risk over the long     Research Company
FUND                                                         term by allocating its assets       (subadvised by Fidelity
                                                             among stocks, bonds and short-      Management & Research
                                                             term instruments.                   (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., and Fidelity
                                                                                                 Investments Japan Limited,
                                                                                                 Fidelity Investments Money
                                                                                                 Management, Inc., FMR Co.,
                                                                                                 Inc.)
                        ------------------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
  Subaccount Investing In                      Investment Objective                as applicable)
  ------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio --       Seeks long-term capital               Fidelity Management &
  Service Class 2                      appreciation.                         Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited,
                                                                             FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation     Seeks capital appreciation.           Fidelity Management &
  Portfolio -- Service Class 2                                               Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited,
                                                                             FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio --       Seeks reasonable income by            Fidelity Management &
  Service Class 2                      investing primarily in income-        Research Company;
                                       producing equity securities. In       (subadvised by FMR Co.,
                                       choosing these securities, the        Inc.)
                                       fund will consider the potential for
                                       capital appreciation. The fund's
                                       goal is to achieve a yield which
                                       exceeds the composite yield on
                                       the securities comprising the
                                       Standard & Poor's 500/SM/ Index
                                       (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio --              Seeks to achieve capital              Fidelity Management &
  Service Class 2                      appreciation.                         Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio --     Seeks high total return through a     Fidelity Management &
  Service Class 2                      combination of current income and     Research Company
                                       capital appreciation.                 (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited,
                                                                             FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio --             Seeks long-term growth of capital.    Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited,
                                                                             FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio --    Seeks capital appreciation.           Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective               as applicable)
                   ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --   Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                       maintaining prospects for capital
PRODUCTS TRUST                                          appreciation.
                   ----------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                          Seeks maximum income               GE Asset Management
FUNDS, INC.                                             consistent with prudent            Incorporated
                                                        investment management and the
                                                        preservation of capital.
                   ----------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,       Seeks long-term growth of capital  GE Asset Management
                   Mid-Cap Value Equity Fund)           and future income.                 Incorporated
                   ----------------------------------------------------------------------------------------------------
                   Money Market Fund                    Seeks a high level of current      GE Asset Management
                                                        income consistent with the         Incorporated
                                                        preservation of capital and
                                                        maintenance of liquidity.
                   ----------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital  GE Asset Management
                                                        and future income rather than      Incorporated
                                                        current income.
                   ----------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return         GE Asset Management
                                                        through current income and capital Incorporated (subadvised by
                                                        appreciation.                      Seneca Capital
                                                                                           Management)
                   ----------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/             Seeks growth of capital and        GE Asset Management
                                                        accumulation of income that        Incorporated
                                                        corresponds to the investment      (subadvised by SSgA Funds
                                                        return of S&P's 500 Composite      Management, Inc.)
                                                        Stock Index.
                   ----------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund          Seeks long-term growth of capital. GE Asset Management
                                                                                           Incorporated (subadvised by
                                                                                           Palisade Capital
                                                                                           Management, L.L.C.)
                   ----------------------------------------------------------------------------------------------------
                   Total Return Fund                    Seeks the highest total return,    GE Asset Management
                                                        composed of current income and     Incorporated
                                                        capital appreciation, as is
                                                        consistent with prudent
                                                        investment risk.
                   ----------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                     Seeks long-term growth of capital. GE Asset Management
                                                                                           Incorporated
                   ----------------------------------------------------------------------------------------------------
                   Value Equity Fund                    Seeks long-term growth of capital  GE Asset Management
                                                        and future income.                 Incorporated
                   ----------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable            Seeks capital appreciation.        Salomon Brothers Asset
SERIES FUND        Aggressive Growth Fund -- Class II                                      Management Inc
                   ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap Value Fund     Seeks long-term capital            Goldman Sachs Asset
VARIABLE                                                appreciation.                      Management, L.P.
INSURANCE TRUST
                   ----------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective               as applicable)
                   ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares Seeks long-term capital growth.      Janus Capital
                                                                                             Management LLC
                   ----------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares    Seeks long-term growth of capital.   Janus Capital
                   (formerly, Capital Appreciation                                           Management LLC
                   Portfolio)
                   ----------------------------------------------------------------------------------------------------
MERRILL LYNCH      Merrill Lynch Basic Value V.I.       Seeks capital appreciation and,      Merrill Lynch Investment
VARIABLE SERIES    Fund --Class III Shares              secondarily, income.                 Managers, L.P.
FUNDS, INC.        ----------------------------------------------------------------------------------------------------
                   Merrill Lynch Global Allocation      Seeks high total investment          Merrill Lynch Investment
                   V.I. Fund -- Class III Shares        return.                              Managers, L.P.
                   ----------------------------------------------------------------------------------------------------
                   Merrill Lynch Large Cap Growth V.I.  Seeks long-term capital growth.      Merrill Lynch Investment
                   Fund -- Class III Shares                                                  Managers, L.P.
                   ----------------------------------------------------------------------------------------------------
                   Merrill Lynch Value Opportunities    Seeks long-term growth of capital.   Merrill Lynch Investment
                   V.I. Fund -- Class III Shares                                             Managers, L.P.
                   (formerly, Merrill Lynch Small Cap
                   Value V.I. Fund)
                   ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock        Seeks long-term growth of capital    Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares       and future income rather than        Services Company
                                                        current income.
                   ----------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust               Seeks long-term growth of capital    Massachusetts Financial
                   Series -- Service Class Shares       and secondarily reasonable           Services Company
                                                        current income.
                   ----------------------------------------------------------------------------------------------------
                   MFS(R) New Discovery                 Seeks capital appreciation.          Massachusetts Financial
                   Series -- Service Class Shares                                            Services Company
                   ----------------------------------------------------------------------------------------------------
                   MFS(R) Total Return                  Seeks above-average income.          Massachusetts Financial
                   Series -- Service Class Shares       Reasonable opportunity for growth    Services Company
                                                        of capital and income is a
                                                        secondary objective.
                   ----------------------------------------------------------------------------------------------------
                   MFS(R) Utilities                     Seeks capital growth and current     Massachusetts Financial
                   Series -- Service Class Shares       income.                              Services Company
                   ----------------------------------------------------------------------------------------------------
NATIONS SEPARATE   Nations Marsico Growth Portfolio     Seeks long-term growth of capital.   Banc of America Capital
ACCOUNT TRUST                                                                                Management, LLC
                                                                                             (subadvised by Marsico
                                                                                             Capital)
                   ----------------------------------------------------------------------------------------------------
                   Nations Marsico International        Seeks long-term growth of capital.   Banc of America Capital
                   Opportunities Portfolio                                                   Management, LLC
                                                                                             (subadvised by Marsico
                                                                                             Capital)
                   ----------------------------------------------------------------------------------------------------
OPPENHEIMER        Oppenheimer Aggressive Growth        Seeks capital appreciation by        OppenheimerFunds, Inc.
VARIABLE ACCOUNT   Fund/VA -- Service Shares            investing in "growth type"
FUNDS                                                   companies.
                   ----------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In                      Investment Objective                as applicable)
                ------------------------------------------------------------------------------------------------------
                Oppenheimer                          Seeks a high total investment           OppenheimerFunds, Inc.
                Balanced Fund/VA -- Service Shares   return, which includes current
                                                     income and capital appreciation in
                                                     the value of its shares.
                ------------------------------------------------------------------------------------------------------
                Oppenheimer Capital Appreciation     Seeks capital appreciation by           OppenheimerFunds, Inc.
                Fund/VA -- Service Shares            investing in securities of well-
                                                     known established companies.
                ------------------------------------------------------------------------------------------------------
                Oppenheimer Global Securities        Seeks long-term capital                 OppenheimerFunds, Inc.
                Fund/VA -- Service Shares            appreciation by investing a
                                                     substantial portion of its assets in
                                                     securities of foreign issuers,
                                                     "growth-type" companies, cyclical
                                                     industries and special situations
                                                     that are considered to have
                                                     appreciation possibilities.
                ------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street              Seeks high total return (which          OppenheimerFunds, Inc.
                Fund/VA --Service Shares             includes growth in the value of its
                                                     shares as well as current income)
                                                     from equity and debt securities.
                ------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Small Cap    Seeks capital appreciation.             OppenheimerFunds, Inc.
                Fund/VA -- Service Shares
                ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor       Seeks maximum real return               Pacific Investment
INSURANCE TRUST Class Shares                         consistent with preservation of         Management Company LLC
                                                     real capital and prudent
                                                     investment management.
                ------------------------------------------------------------------------------------------------------
                High Yield                           Seeks maximum total return,             Pacific Investment
                Portfolio -- Administrative Class    consistent with preservation of         Management Company LLC
                Shares                               capital and prudent investment
                                                     management. Invests at least 80%
                                                     of its assets in a diversified
                                                     portfolio of high yield securities
                                                     ("junk bonds") rated below
                                                     investment grade but rated at
                                                     least Caa by Moody's or Ccc by
                                                     S&P, or, if unrated, determined by
                                                     PIMCO to be of comparable
                                                     quality, subject to a maximum of
                                                     5% of total assets in securities
                                                     rated Caa by Moody's or
                                                     Ccc by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality.
                ------------------------------------------------------------------------------------------------------
                Long-Term U.S. Government            Seeks maximum total return,             Pacific Investment
                Portfolio -- Administrative Class    consistent with preservation of         Management Company LLC
                Shares                               capital and prudent investment
                                                     management.
                ------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                       Investment Objective                 as applicable)
                  --------------------------------------------------------------------------------------------------------
                  Low Duration Portfolio --            Seeks maximum total return,             Pacific Investment
                  Administrative Class Shares          consistent with preservation of         Management Company LLC
                                                       capital and prudent investment
                                                       management.
                  --------------------------------------------------------------------------------------------------------
                  Total Return                         Seeks maximum total return,             Pacific Investment
                  Portfolio -- Administrative Class    consistent with preservation of         Management Company LLC
                  Shares                               capital and prudent investment
                                                       management.
                  --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II       Seeks long-term growth of capital.      Prudential Investments LLC
SERIES FUND, INC.                                                                              (subadvised by Jennison
                                                                                               Associates LLC)
                  --------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus Portfolio --    Seeks long-term growth of capital.      Prudential Investments LLC
                  Class II                                                                     (subadvised by Jennison
                                                                                               Associates LLC)
                  --------------------------------------------------------------------------------------------------------
                  Natural Resources                    Seeks long-term growth of capital.      Prudential Investments LLC
                  Portfolio -- Class II                                                        (subadvised by Jennison
                                                                                               Associates LLC)
                  --------------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                          Seeks to provide investment             Rydex Investments
TRUST                                                  results that correspond to a
                                                       benchmark for over-the-counter
                                                       securities. The portfolio's current
                                                       benchmark is the NASDAQ 100
                                                       Index(TM). The NASDAQ 100 Index(TM)
                                                       contains the 100 largest non-
                                                       financial, non-utilities stocks in the
                                                       NASDAQ composite.
                  --------------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All Cap    Seeks capital appreciation through      Salomon Brothers Asset
VARIABLE SERIES   Fund -- Class II                     investment in securities which the      Management Inc
FUNDS INC                                              managers believe have above-
                                                       average capital appreciation
                                                       potential.
                  --------------------------------------------------------------------------------------------------------
                  Salomon Brothers Variable Total      Seeks to obtain above-average           Salomon Brothers Asset
                  Return Fund -- Class II              income (compared to a portfolio         Management Inc
                                                       entirely invested in equity
                                                       securities). The fund's secondary
                                                       objective is to take advantage of
                                                       opportunities to achieve growth of
                                                       capital and income.
                  --------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II       Seeks capital growth and income.        Van Kampen Asset
INVESTMENT TRUST  Shares                                                                       Management Inc.
                  --------------------------------------------------------------------------------------------------------
                  Emerging Growth Portfolio --         Seeks capital appreciation.             Van Kampen Asset
                  Class II Shares                                                              Management Inc.
                  --------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new premium or transfers on or after November 15, 2004:


                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------

                      The following Portfolios are not available to Policies issued on or after May 1, 2003:


                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                as applicable)
                   ------------------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Growth Fund --               Seeks to achieve growth of            A I M Advisors, Inc.
INSURANCE FUNDS    Series I shares                       capital.
                   ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Small Cap Growth    Seeks growth of capital by            Alliance Capital
VARIABLE PRODUCTS  Portfolio -- Class B                  pursuing aggressive investment        Management, L.P.
SERIES FUND, INC.                                        policies. Current income is
                                                         incidental to the portfolio's
                                                         objective.
                   ------------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible      Seeks capital growth, with current    The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares   income as a secondary goal.
                   ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio --     Seeks long-term growth of capital.    Janus Capital
                   Service Shares                                                              Management LLC
                   ------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --        A non-diversified/1/ portfolio that   Janus Capital
                   Service Shares                        seeks long-term growth of capital.    Management LLC
                   ------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio -- Service Seeks long-term growth of capital     Janus Capital
                   Shares (formerly, Growth Portfolio)   in a manner consistent with the       Management LLC
                                                         preservation of capital.
                   ------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --           Seeks long-term growth of capital.    Janus Capital
                   Service Shares                                                              Management LLC
                   ------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --         Seeks long-term growth of capital     Janus Capital
                   Service Shares                        in a manner consistent with the       Management LLC
                                                         preservation of capital.
                   ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S. Dollar   Seeks maximum total return,           Pacific Investment
INSURANCE TRUST    Hedged) -- Administrative Class       consistent with preservation of       Management Company LLC
                   Shares                                capital and prudent investment
                                                         management.
                   ------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                      Not all of these Portfolios may be available in all states or in all markets.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable life insurance Policy. Such factors include:



                        (1) the investment objective of the Portfolio;



                        (2) the Portfolio's performance history;



                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and



                        (4) the Portfolio's servicing agreement.



                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Life & Annuity Separate Account II during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. See the "Fee
                      Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of separate account assets invested in the particular Portfolio.


VOTING RIGHTS         As required by law, we will vote shares of the Portfolios
                      held in the Subaccount attributable to you at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.


                      We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account described in this prospectus and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. See the "Charges and Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.

                      The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

                      We will notify owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging" provision of this prospectus. Dollar Cost Averaging may not be available to all classes of Policies. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Deductions

                      This section describes the charges and deductions we make under the Policy to compensate for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

MONTHLY               We take a monthly deduction on the Policy Date and on
DEDUCTION             each Monthly Anniversary Date. The monthly deduction for
                      each Policy consists of:

                         . the cost of insurance charge;

                         . the mortality and expense risk charge;

                         . the premium tax recovery charge;

                         . the distribution expense charge; and

                         . the administrative expense charge.

                      We will deduct the monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

COST OF               The cost of insurance charge is a significant charge
INSURANCE             under your Policy because it is the primary charge for
                      the Death Benefit we provide you. The guaranteed maximum cost of insurance charge depends on a number of factors
                      (age, gender, Policy duration, and risk class) that can cause the guaranteed charge under the Policy to vary from Policy to Policy and from Monthly Anniversary Date to
                      Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separate for the initial
                      Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

                      Currently, the cost of insurance charge is 0.05% of your assets in each Subaccount and in the Guarantee Account if your Policy is a single life Policy, which is also equal to an annualized rate of 0.65%. Currently, the cost of insurance charge is 0.03% of your assets in each Subaccount and in the Guarantee Account if your Policy is a joint and last survivor Policy, which is equal to an annualized rate of 0.35%.

                      The maximum guaranteed charges for the cost of insurance are based upon your net amount at risk on each Monthly Anniversary Date. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, changes to the face amount and the Death Benefit.



                      We calculate your guaranteed maximum cost of insurance charge (when calculating any amount other than the current cost of insurance charge amount) for a particular Policy month by multiplying your net amount at risk by the applicable cost of insurance rate. (The net amount at risk is your Death Benefit minus your Account Value.) The Statement of Additional Information contains more information about how we calculate the cost of insurance charge.


                      The guaranteed maximum cost of insurance rate for an Insured is based on his or her age, gender, Policy duration and applicable risk. We currently place Insureds in a male or female or unisex risk class (where appropriate and under applicable law) when we issue the Policy, based on our underwriting.

                      The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.


                      We may vary the cost of the insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age next birthday at the start of the Policy year. For a joint and last survivor Policy, the maximum cost of insurance rates are based on the age(s) nearest birthday of both Insureds at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency and taxes. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class and whose Policies have been in effect for the same length of time.


                      We will deduct the cost of insurance charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from all your assets in the Investment Options. The monthly deduction for the cost of insurance charge will end on the Policy Anniversary Date on which the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy reaches Attained Age 100.

MORTALITY AND         We currently deduct monthly a mortality and expense risk
EXPENSE RISK          charge at an effective annual rate of 0.70% of the
CHARGE                unloaned assets in the Subaccounts through the first 10
                      Policy years. A mortality and expense risk charge is deducted monthly at an effective annual rate of 0.35% of the unloaned assets in the Subaccounts after the first 10
                      Policy years. This charge is not deducted from any assets you have allocated to the Guarantee Account. We will not increase this charge for the duration of your Policy.


                      We will deduct the mortality and expense risk charge as a part of your monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Subaccounts.

                      The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

PREMIUM TAX           For 10 years after each premium payment, we deduct a
RECOVERY CHARGE       premium tax recovery charge equal to an annual rate of
AND DISTRIBUTION      0.20% (.0167% monthly) of the portion of the assets in
EXPENSE CHARGE        the Separate Account attributable to each premium
                      payment, and a distribution expense charge equal to an annual rate of 0.30% (.025% monthly) of that portion of the assets in the Separate Account attributable to each premium payment.

                      We will deduct the premium tax recovery charge and the distribution expense charge on a monthly basis from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Subaccounts.

                      The premium tax recovery charge is deducted to help cover costs associated with Federal, state and local premium taxes assessed against the Policies. The distribution expense charge is deducted to help cover expenses associated with the marketing and the sales of the Policies.

ADMINISTRATIVE        We currently deduct monthly an administrative expense
EXPENSE CHARGE        charge at an effective annual rate of 0.40% of the
                      unloaned assets in the Subaccounts and/or the Guarantee
                      Account. The minimum monthly deduction for the administrative expense charge is $8.00.

                      We will deduct the administrative expense charge as part of your monthly deduction, from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

                      We assess this charge to compensate us for the expenses related to the issuance and maintenance of the Policies. The risk we assume is that the cost to issue and maintain the Policies will be greater than estimated and therefore, will exceed the administrative expense charge limits set by the Policies.

SURRENDER             If you fully surrender your Policy within 7 years of the
CHARGE                initial premium payment, we will deduct a surrender
                      charge. This surrender charge is also sometimes called a "deferred sales load." The charge compensates us for expenses incurred in issuing the Policy and face amount increases and for the recovery of acquisition costs.

                      The total surrender charge will equal a percentage of the initial premium payment you made under the Policy. For purposes of this charge, we deem the initial premium payment to be made on the Policy Date; therefore, one year elapses on each Policy Anniversary. We show the schedule of surrender charge percentages below:

                      Policy Years Since    Surrender Charge
                    Initial Premium Payment    Percentage
                    ----------------------------------------
                               0                  6.0%
                               1                  5.5%
                               2                  4.5%
                               3                  3.5%
                               4                  3.0%
                               5                  2.0%
                               6                  1.0%
                           7 or more              0.0%
                    ----------------------------------------

                      For a joint and last survivor Policy, the surrender charge may be lower if required by state non-forfeiture law.

                      We will deduct this surrender charge, along with any outstanding Policy Debt, from your Account Value to determine the amount payable upon surrender.

                      We do not assess surrender charges based on additional premium payments you make under the Policy. We also do not assess a surrender charge on partial surrenders, but do assess a processing fee.

PARTIAL               If you take a partial surrender, we will assess a
SURRENDER             processing fee for partial surrenders equaling the lesser
PROCESSING FEE        of $25 or 2% of the partial surrender. This amount may be
                      taken from the amount of the partial surrender or from any remaining Account Value if there are enough assets remaining in your Account Value. If taken from your remaining Account Value, we will deduct the partial surrender processing fee from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount and/or Guarantee
                      Account you specified is inadequate to pay the required charges, we will deduct the partial surrender processing fee on a pro rata basis from all your assets in the Investment Options. We will not permit a partial surrender that would reduce your Account Value below
                      $25,000 at the time of the partial surrender.

OTHER CHARGES         Upon written request, we will provide a projection of
                      illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

                      There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of $10 for each transfer. We currently do not asses a transfer charge.

REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. The Statement of Additional Information contains additional information about these reductions including the bases upon which such reductions will be given.

The Policy

                      The Policy is a flexible premium single life and joint and last survivor variable life insurance policy. We issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issue your Policy. We will include any such differences in your Policy.

APPLYING FOR A        To purchase a Policy, you must complete an application
POLICY                and you or your financial representative must submit it
                      to us at our Variable Life Service Center. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision of this prospectus. The minimum initial premium is $25,000. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.


                      Generally, we will issue a Policy covering a single Insured up to age 90 and on a joint and last survivor basis covering Insureds from age 20 up to age 90. Evidence of insurability must satisfy our underwriting requirements before we will issue a Policy. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over age
                      90. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.



                      If we do not receive the full premium with your application, the insurance will become effective on the Valuation Day we receive your full premium and we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.



                      If full premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed, and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed insured(s) between the ages of 15 days and 70 years and who answer "No" to all questions on the Temporary Insurance Application and Agreement.


                      Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

                        (1) the date you withdraw the application;

                        (2) 45 days after the date of the Temporary Insurance
                            Agreement if we have not received a properly completed and signed Application -- Part II - Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

                        (3) the date we send notice to you at the address shown
                            in the Application that we have declined to issue the Policy; and

                        (4) 90 days after the date of the Temporary Insurance
                            Agreement.

                      Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER "You" or "your" refers to the owner. You may also name contingent owners. You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent owner, ownership will pass to your estate.

                      We will treat joint owners as having equal undivided interests in the Policy. All owners must exercise any ownership rights in the Policy together. If the last surviving joint owner dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy and there is no contingent owner, ownership will pass to your estate.

BENEFICIARY           You designate the primary beneficiary(ies) and contingent
                      beneficiary(ies) when you apply for the Policy. You may name one or more primary beneficiary(ies) or contingent beneficiary(ies). We will pay the Death Benefit proceeds to the surviving primary beneficiary(ies), if any (or surviving contingent beneficiary(ies) if there are no surviving primary beneficiary(ies)), in equal shares, unless you request otherwise.

                      Unless an Optional Payment Plan is chosen, we will pay the Death Benefit proceeds in a lump sum to the primary beneficiary(ies). If the primary beneficiary(ies) dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy, we will pay the Death Benefit proceeds to the contingent beneficiary(ies). If there is no surviving beneficiary(ies) we will pay the Death Benefit proceeds to you or your estate.

CHANGING THE          During an Insured's life, you may change the owner. You
OWNER OR              may change the beneficiary(ies) during an Insured's life,
BENEFICIARY(IES)      unless a beneficiary was designated as an irrevocable
                      beneficiary. To make this change, please write our Variable Life Service Center. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request. If the request is undated, the change will take effect the first business day received in our Variable Life Service Center.
                      Changing the owner may have adverse tax consequences.



CANCELING A           You may cancel your Policy during the "free-look period"
POLICY                by returning it to us at our Variable Life Service
                      Center. The free-look period expires 10 days after you receive the Policy, or longer if required by state law.
                      If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it has never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, minus any partial surrenders or unpaid loans taken or other amounts as required under state law.

Premiums

GENERAL The premium sufficient to fund a Policy depends on a number of factors such as the age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. The minimum initial premium is $25,000. See the "Fee Tables" for additional information on fees and charges associated with this Policy. Subsequent premiums are accepted on a limited basis and must be at least $1,000. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Variable Life Service Center. After you pay the initial premium, you may make unscheduled premium payments under limited circumstances. If you have any outstanding Policy Debt at the time an unscheduled premium payment is received, your unscheduled premium payment will be applied first to your Policy Debt.

                      You may make additional premium payments under this Policy under certain circumstances as long as there is no outstanding Policy Debt. You may make additional premium payments to this Policy:

                         . when increasing the Specified Amount;

                         . to prevent termination under the Policy; and

                         . at your discretion provided the total of all
                           premiums does not exceed the limitation shown on your Policy Data pages.

                      If the Surrender Value of your Policy is insufficient to pay the monthly deduction when due, a grace period will begin (unless your Continuation of Coverage Rider is in force and all requirements are satisfied). There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse (unless the Continuation of Coverage Rider is in force). In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.

                      The Statement of Additional Information contains additional information with regard to the circumstances in which subsequent premium payments may be made.

                      It is anticipated that most Policies issued will be Modified Endowment Contracts. A Modified Endowment Contract is a life insurance policy that fails the "7 Pay" premium requirement established by the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA").


                      When you apply for the Policy, the total premium must equal the Guideline Single Premium Test determined by the Code for the Policy's Specified Amount. The relationship between the Guideline Single Premium Test and the Specified Amount depends on the age, gender (where applicable), and risk class of the Insured(s). The Statement of Additional Information contains additional information about the Guideline Single Premium Test and determining the Specified Amount.


TAX-FREE              We will accept money from another policy as part of your
EXCHANGES             initial premium, if that policy qualifies for a tax-free
(1035 EXCHANGES)      exchange under Section 1035 of the Code. If you
                      contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.


                      If the policy you exchange is not a Modified Endowment Contract, the Policy we issue in exchange generally will not be a Modified Endowment Contract, unless in some circumstances, you pay additional premiums. If the policy you exchange is a Modified Endowment Contract, the Policy we issue in exchange will also be a Modified Endowment Contract.



ALLOCATING            When you apply for a Policy, you specify the percentage
PREMIUMS              of your premium we allocate to each Subaccount and/or the
                      Guarantee Account. You may only direct your premium and assets to 10 Subaccounts plus the Guarantee Account at any given time. You can change the future allocation percentages at any time by writing or calling our Variable Life Service Center (allocation percentages and how allocations are received are subject to certain limitations). The change will apply to all premiums we receive with or after we receive your instructions. Each premium allocation percentage must be a whole number totaling 100%.


                      Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will allocate your premium to the Subaccounts and the Guarantee Account based on the allocation percentages you specified in your application.

How Your Account Value Varies

ACCOUNT VALUE         Your Account Value is the entire amount we hold under
                      your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account, and any amount held in the General Account to secure Policy Debt.
                      We determine Account Value first on your Policy Date (or on the date we receive your initial premium payment, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York
                      Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts and the interest we credited under the Guarantee Account to which you have allocated assets, and also will vary to reflect Policy Debt, charges for the monthly deduction, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE       The Surrender Value on any Valuation Day is the Account
                      Value reduced by:

                        (1) any surrender charge that we would deduct if you
                            surrendered the Policy that day; and

                        (2) any Policy Debt.


SUBACCOUNT            On any Valuation Day, the value of a Subaccount equals
VALUES                the number of units we credit to the Policy multiplied by
                      the Unit Value for that day. When you make allocations to a Subaccount, either by premium allocation, transfer of assets, transfer of Policy Debt, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Unit Value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount Unit Value next determined after our receipt of your premium, transfer, or loan repayment (as the case may be).



                      The value of a Subaccount unit may increase or decrease to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine a Subaccount's Unit Value by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of Separate Account charges.


                      Though the number of units will not change as a result of investment experience, the value of a unit may increase or decrease from Valuation Period to Valuation Period.

Transfers


GENERAL All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day, subject to certain conditions that are stated below. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Variable Life Service Center. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. The limited amount will not
ACCOUNT TO THE        be less than any accrued interest on an allocation to the
SUBACCOUNTS           Guarantee Account plus 25% of the original amount of that
                      allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM        We may also restrict certain transfers from the
THE SUBACCOUNTS       Subaccounts to the Guarantee Account. We reserve the
TO THE                right to prohibit or limit transfers from a Subaccount to
GUARANTEE             the Guarantee Account during the six-month period
ACCOUNT               following the transfer of any amount from the Guarantee
                      Account to any Subaccount.


TRANSFERS             All owners may submit 12 Subaccount transfers each
AMONG THE             calendar year by voice response, telephone, facsimile,
SUBACCOUNTS           U.S. Mail or overnight delivery service. Once such 12
                      Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Variable Life Service Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.



                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).



                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.



                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) an Asset Rebalancing program;



                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or



                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests;



                        (2) the transfer would adversely affect Unit Values; or



                        (3) you attempt to make a transfer while the Policy is
                            in the grace period and there is no Account Value.



                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.



                      We will treat all owners equally with respect to transfer requests.


TELEPHONE             All owners may make their first 12 transfers in any
TRANSACTIONS          calendar year among the Subaccounts or between the
                      Subaccounts and the Guarantee Account by calling our Variable Life Service Center provided we receive written authorization at our Variable Life Service Center to execute such transactions prior to such request.
                      Transactions that can be conducted over the telephone include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone instructions;

                        (2) confirming the telephone transaction in writing to
                            you or a third party you authorized; and/or

                        (3) tape recording telephone instructions.

                      We reserve the right to limit or prohibit telephone transactions.

                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that our telephone system may not always be
RELIABILITY           available. Any telephone system, whether it is ours,
                      yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Variable Life Service Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of those Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.


                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;



                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf;



                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.



                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;



                        (2) passwords and encrypted information;



                        (3) additional owner verification when appropriate; and



                        (4) recorded conversations.



                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.



SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Account Value among Subaccounts. When owners
TRANSFERS             or someone on their behalf submit requests to transfer
                      all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest.
                      Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.


                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the Policies (such as the beneficiaries) may be harmed.




                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccount" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.



                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Unit Values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.



                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the Policy level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your Policy.



                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the Policy owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the Unit Value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.


                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
                      set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund or the
                      Guarantee Account to any combination of Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The
                      Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


                      You may participate in the Dollar Cost Averaging program
                      by:



                        (1) completing a Dollar Cost Averaging agreement; or



                        (2) calling our Variable Life Service Center.



                      To use the Dollar Cost Averaging program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Guarantee Account with each transfer. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. See the "Premiums - Allocating Premiums" provision of this prospectus for a description of when this occurs.



                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.



                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policy. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.



                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not considered a transfer for purposes of assessing a transfer charge, or for calculating the maximum number of transfers we may allow in a calendar year via telephone or facsimile. We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason.


PORTFOLIO             Once you allocate your premium among the Subaccounts, the
REBALANCING           performance of each Subaccount may cause your allocation
                      to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Variable Life Service
                      Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.


                      There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose in a calendar year via telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss. Assets allocated to the Guarantee Account may not be used for Portfolio Rebalancing.

Death Benefit

                      As long as the Policy remains in force, we will pay the Death Benefit proceeds upon receipt by our Variable Life Service Center of satisfactory proof of the Insured's death (last surviving Insured for a joint and last survivor Policy). See the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit proceeds to the named beneficiary(ies).


AMOUNT OF             The amount of Death Benefit payable equals:
DEATH BENEFIT
PAYABLE
                         . the Death Benefit proceeds;


                         . minus any Policy Debt on that date; and

                         . minus the premium that would have been required to
                           keep the Policy in force if the date of death occurred during a grace period.


                      If the Insured under a single life Policy, or the last surviving Insured under a joint and last survivor Policy, at his or her death is younger than Attained Age 100, the Death Benefit payable is the greater of the Specified Amount and the Account Value multiplied by the applicable corridor percentage.



                      If the Insured under a single life Policy, or the last surviving Insured under a joint and last survivor Policy, at his or her death is Attained Age 100 or older, the Death Benefit payable is the Account Value multiplied by the applicable corridor percentage.


                      Under certain circumstances, we may further adjust the amount of Death Benefit payable. See the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions of this prospectus.

CHANGING THE          After a Policy has been in effect for one year, you may
SPECIFIED AMOUNT      increase or decrease the Specified Amount, within certain
                      limitations. To make a change, you must send your written request and Policy to our Variable Life Service Center for approval. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

                      Any change in the Specified Amount will affect the maximum premium limitation. We will not permit a decrease in Specified Amount if that amount is below the amount necessary to meet the Guideline Single Premium Test.

                      If a decrease in Specified Amount is permitted, the decrease will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

                      To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy month following the increase. We will not permit an increase in Specified Amount if the amount of premium necessary for that increase is less than $1,000.

                      Partial surrenders will reduce the Specified Amount in proportion to the amount the partial surrender reduces the Account Value.

                      As most Policies are Modified Endowment Contracts as described under Section 7702A of the Code, a change in your Specified Amount will likely have adverse Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS            You may cancel and surrender your Policy at any time
                      before the Insured dies under a single life Policy or the last Insured dies under a joint and last survivor Policy.
                      The Policy will terminate on the Valuation Day we receive your request at our Variable Life Service Center. If you cancel and surrender your Policy, you will not be able to reinstate the Policy.

                      We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 7 Policy years after the Policy Date. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision of this prospectus.

PARTIAL               After the first Policy year, you may take one partial
SURRENDERS            surrender each Policy year. The minimum partial surrender
                      amount is $1,000. The maximum partial surrender amount is the lesser of:

                        (i) the Surrender Value less $1,000; or

                       (ii) the available loan amount.

                      We will not permit a partial surrender that would reduce the Account Value below $25,000 at the time of the partial surrender.

                      We will deduct a processing fee from each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. See the "Charges and Deductions -- Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee. No surrender charge will apply.

                      When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions we will deduct the partial surrender on a pro-rata basis from among the Investment Options in which you have allocated assets.


                      State law requires that we reserve the right to defer payments from the Guarantee Account and/or General Account for a partial or total surrender for up to six months from the date we receive your request for payment.


EFFECT OF PARTIAL     A partial surrender will reduce the Account Value by the
SURRENDERS            amount of the partial surrender. The Specified Amount
                      will be reduced in proportion to the amount the partial surrender reduces the Account Value. Because most
                      Policies described by this prospectus are Modified
                      Endowment Contracts, a partial surrender will likely have adverse tax consequences. See the "Tax Considerations" provision of the prospectus, as well as the Statement of Additional Information, for additional information.

Loans


GENERAL You may borrow up to 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan, less any outstanding Policy Debt.


                      The minimum Policy loan is $1,000. You may request a Policy loan by writing to our Variable Life Service Center.

                      When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make the transfer on a pro-rata basis from each Subaccount in which you are invested. We will take any remaining collateral from your assets in the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time. We will credit interest at an annualized effective rate of at least 4% on that collateral.

                      We may charge and credit different rates on Policy debt depending on your Policy year and whether we are loaning a portion of premiums paid (non-preferred) or earnings (preferred).

                      On the non-preferred portion of your loan, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 6.0% on outstanding Policy Debt. On the preferred portion of your loan after the first Policy year, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.0% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge.

                      We transfer Account Value equal to the amount of the loan into a Loan Account where you will receive an interest credit.


                                             Non-Preferred Loan Rate  Preferred
                                                All Policy Years      Loan Rate
                                              (Preferred Loan Rate   Policy Year
                                                1st Policy Year)     2 and Later
   -----------------------------------------------------------------------------
   Guaranteed Maximum Interest Rate Charged            6.0%              4.0%
   Guaranteed Minimum Interest Rate Credited           4.0%              4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                                 2.0%              0.0%
   -----------------------------------------------------------------------------


                      Loans reduce the Account Value, the Surrender Value and the Death Benefit proceeds and may cause the Policy to lapse if not repaid.

                      Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

REPAYMENT OF          You may repay all or part of your Policy Debt at any time
POLICY DEBT           while an Insured is living and the Policy is in effect.
                      We will treat any unscheduled premium payments by you
                      (other than the initial premium) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment, if permissible under the Policy. See the "Premiums" provision of this prospectus.

                      When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

                      You must send loan repayments to our Variable Life Service Center. We will credit the repayments as of the Valuation Day we receive them at our Variable Life Service Center.

EFFECT OF POLICY      A Policy loan impacts the Policy, because we reduce the
LOANS                 Death Benefit proceeds and Surrender Value under the
                      Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate
                      Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

                      There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have adverse tax consequences. See the "Tax Considerations" provision of this prospectus and the Statement of Additional Information.

                      We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value, less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

                      If a Policy is issued as a Modified Endowment Contract and a loan is taken from the Policy, the amount of the loan, together with any unpaid interest included in Policy Debt, will be taxed in the same manner as a partial surrender.

Termination

PREMIUM TO            Generally, if on a Monthly Anniversary Date, (unless your
PREVENT               Continuation of Coverage Rider is in effect and all
TERMINATION           requirements are satisfied) the Surrender Value of your
                      Policy is too low to cover the monthly deduction, a grace period will begin. In that case, we will mail you notice of the premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

                      So long as there is outstanding Policy Debt, we will treat that portion of any payment received during the grace period that is less than or equal to the amount of the Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer the assets held in our General Account (as collateral for Policy Debt being repaid) into the Separate Account and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing Policy termination.

GRACE PERIOD          If the Insured under a single life Policy, or both
                      Insureds under a joint and last survivor Policy, should die during the grace period before you pay the required premium, the Death Benefit proceeds will still be payable to the beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate.
                      If the Policy terminates, the Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. See the Statement of Additional Information for more information about the grace period.

REINSTATEMENT         If you have not surrendered your Policy, you may
                      reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of necessary premium and submission of satisfactory evidence of insurability. See your Policy and the Statement of Additional Information for further information.

CONTINUATION OF       If you have a Continuation of Coverage Rider, and it is
COVERAGE RIDER        in force and if there is no outstanding Policy Debt, your
                      Policy will not terminate regardless of the investment performance of your Subaccounts. If there is outstanding
                      Policy Debt, the Continuation of Coverage Rider will terminate on the Monthly Anniversary Date on which outstanding Policy Debt exceeds the Account Value, less any applicable surrender charge. In this event, your Policy may lapse unless you pay the amount of premium required to keep your Policy in force. See the "Premium to Prevent Termination" provision in this prospectus.

                      This rider will automatically terminate on the Policy anniversary on which the Insured for a single Life Policy or the younger Insured for a joint and last survivor Policy reaches Attained Age 100, unless you elect to continue it. We will provide you with notice and a form to make such an election 90 days prior to this date. If you elect to continue the rider, we will require you to transfer any assets in the Separate Account to the Guarantee Account. If you transfer any assets from the Guarantee Account back into the Separate Account or if you allocate any additional premium payment to the Separate Account, the rider will terminate despite your previous election.

                      If the Continuation of Coverage Rider is terminated for any reason, it cannot be reinstated. The Continuation of Coverage Rider may not be available in all states or in all markets. However, if it is available in your state or market it will be included with your Policy for no additional charge.

Requesting Payments


                      You may send your written requests for payment to our Variable Life Service Center or give them to one of our authorized agents for submission to our Variable Life Service Center. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within 7 days after receipt of your written request at our Variable Life Service Center of all the documents required for such payment. Other than the Death Benefit proceeds, the amount we pay is as of the end of the Valuation Period during which our Variable Life Service Center receives all required documents. Death Benefit proceeds are determined as of the Valuation Day (or the next Valuation Day if death occurs on a non-Valuation Day) of the Insured's death under a single life Policy or the last surviving Insured's death under a joint and last survivor Policy. We may pay the Death Benefit proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus and the Statement of Additional Information.


                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:


                        (1) to your designated beneficiary(ies) directly in the
                            form of a check; or



                        (2) by establishing an interest bearing account called
                            the "GE Secure Access Account" for the designated beneficiary(ies) in the amount of Death Benefit proceeds payable.



                      When establishing the GE Secure Access Account we will send the beneficiary(ies) a checkbook within seven days after we receive all the required documents, and the beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.


                      Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit proceeds by any benefits added by rider.

                      We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

                      State law requires that we reserve the right to defer payments from the Guarantee Account and/or General Account for a partial surrender, surrender or payment of the Death Benefit proceeds for up to six months from the date we receive your request for payment.


                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any transfers, requests for surrenders, partial surrenders, loans or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Tax Considerations

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

                      This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of the tax rules and regulations to your individual situation.

MODIFIED              In 1988, Congress passed the Technical and Miscellaneous
ENDOWMENT             Revenue Act of 1988 ("TAMRA"), just one of several Acts
CONTRACTS             passed in the 1980s regarding life insurance. TAMRA, in
                      particular, prevented Policy owners from paying large single premiums to purchase life insurance and then borrowing the cash value, tax-free. Consequently, a Policy with premiums paid in excess of amounts established by TAMRA within the first seven-years of a Policy, (known as the "7-pay Test") became a Modified
                      Endowment Contract.


                      A Modified Endowment Contract is a type of life insurance contract described by Section 7702A of the Code. To qualify as life insurance, a Policy must meet the Guideline Single Premium or the Guideline Annual Premium test of Section 7702 of the Code that defines the maximum premiums that can be paid into a Policy. To qualify as life insurance, the sum of all premiums paid cannot be greater than the Guideline Single Premium or cumulative Guideline Annual Premium.



                      The 7-pay Test established by TAMRA states that the TAMRA premium be calculated as to endow the Policy based on the guaranteed interest rate and the statutory reasonable cost of insurance. If the owner pays total premiums that exceed the cumulative TAMRA premium within the first 7 Policy years, the Policy is deemed a Modified Endowment Contract and is subject to different taxation rules than a traditional life insurance policy, i.e., a policy that is not a Modified Endowment Contract. Because most Policies issued as described by this prospectus are paid by single premium and have minimum premium requirements, most Policies issued constitute a Modified Endowment Contract as described above.



                      You should know that whenever you increase coverage or add a new rider, a new 7-year period for purposes of the 7-pay Test established by TAMRA begins. Also, certain decreases in coverage may cause a Policy to become a Modified Endowment Contract.

SPECIAL RULES         Tax treatment of Modified Endowment Contracts.  If a
FOR MODIFIED          Policy is a Modified Endowment Contract, the following
ENDOWMENT             special rules apply:
CONTRACTS
                         . a partial surrender will be taxable to you to the
                           extent that your Account Value exceeds your investment in the Policy (traditional life insurance policies generally are taxed to the extent the amount of the surrender exceeds the "investment in the contract");

                         . a loan from the Policy (together with any unpaid
                           interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender (loans taken on traditional life insurance policies are generally not taxed while the policy remains in force).

                      A penalty tax of 10% will be imposed on the taxable amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge. However, the penalty tax does not apply to a distribution made:

                        (1) after you reach age 59 1/2;

                        (2) because you have become disabled, within the
                            meaning of the Code; or

                        (3) in substantially equal periodic payments (not less
                            frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary(ies), within the meaning of the Code).

                      Special rules if you own more than one Modified Endowment Contract. All Modified Endowment Contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

                      Interpretative issues. The tax law's rules relating to Modified Endowment Contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.


TAX STATUS OF         Federal income tax law generally grants favorable
LIFE INSURANCE        treatment to life insurance (including life insurance
POLICIES              policies that are Modified Endowment Contracts); the
                      proceeds paid on the death of the Insured (or last surviving Insured for the joint and last survivor
                      Policies) are generally excluded from the gross income of the beneficiary, and the owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured (or last Insured for a joint and last survivor Policy) is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed limitations established by the tax law. For further information, please see the "Special Rules for Modified Endowment
                      Contracts" provision of this prospectus and the Statement of Additional Information.


                      For your Policy (including one issued as a Modified Endowment Contract) to receive treatment as life insurance under the Code, two other requirements must be met:



                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and


                         . your right to choose particular investments for a
                           Policy must be limited.

                      Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.


                      Although we do not control the investments of all of the Portfolios (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."





                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policy, we believe that the owner of a Policy should not be treated as the owner of the separate account assets. We reserve the right to modify the Policy to bring it in conformity with applicable standards should such modifications be necessary to prevent an owner of the Policy from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.


                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy.

                      Death Benefit proceeds and Account Value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:


                         . Death Benefit proceeds are excludable from the gross
                           income of the beneficiary;

                         . you are not taxed on increases in the Account Value
                           unless amounts are distributed from the Policy while the Insured (or last surviving Insured) is alive;

                         . the taxation of amounts distributed while the
                           Insured(s) is alive depends upon whether your Policy is a Modified Endowment Contract.

                      Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment should be treated in the same manner as Death Benefit proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the owner of the Policy, or is financially interested in the trade or business of the owner, the payment would be taxable in part.


CONSIDERATIONS WHERE  If the Insured survives (or last surviving Insured for
INSURED LIVES         joint and last survivor Policies) beyond age 100, the IRS
PAST AGE 100          may seek to deny the tax-free treatment of the Death
                      Benefit proceeds and instead seek to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.



1035 EXCHANGES        The right to change owners and changes reducing future
                      amounts of Death Benefit proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed
                      (unless cash is distributed or a loan is reduced or forgiven). However, the insured under the new policy must be the same as the insured under the exchanged policy.
                      Thus, for example, where this Policy is issued covering more than one Insured, the other life insurance policy involved in the exchange generally must also cover the same two Insureds.


INCOME TAX            We may be required to withhold and pay to the IRS a part
WITHHOLDING           of the taxable portion of each distribution made under a
                      Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if

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



                      we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

                      Tax Shelter Regulations. Prospective owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

                      Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy under the federal corporate minimum tax, if the owner is subject to that tax.

TAX STATUS OF         Under existing Federal income tax law, we do not expect
THE COMPANY           to incur any Federal income tax liability on the income
                      or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

                      We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


CHANGES IN THE        The transfer of the Policy or designation of a
LAW AND OTHER         beneficiary may have Federal, state, and/or local
CONSIDERATIONS        transfer and inheritance tax consequences, including the
                      imposition of gift, estate, and generation-skipping transfer taxes. This prospectus does not address these issues.


                      This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

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Sale of the Policies

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the Policies. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the Policies, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      Capital Brokerage Corporation offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.


                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the Policies by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. In the first Policy year, we may pay a commission of up to 9.5% of the initial premium payment.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the Policies), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your Policy is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the Policy.


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                      Wholesalers with Capital Brokerage Corporation receive a
                      maximum commission of 0.592% of the initial premium payment. After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.75% of the initial premium payment is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your Policy is determined by the brokerage firm for whom the representative is employed.





                      All selling firms receive commissions as described above based on the sale and receipt of premium on the Policy. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a Policy is 1.158% of premium received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the Policy. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.


                      Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value, but indirectly through fees and charges imposed under the Policies.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the Policy do not vary because of such payments to or from such selling firms. Life insurance policies, such as this Policy, may have varied expenses, but such expenses are based on the underwriting criteria listed in the Policy and in this prospectus. Such factors include, but are not limited to: age, gender, the requested Specified Amount and the risk class of the Insured(s).


                      Even though your Policy costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Policies.



                      During 2004, 2003 and 2002, $3.4 million, $3.6 million and $4.8 million, respectively was paid to Capital Brokerage Corporation for the sale of Policies in the Separate Account and any new premium received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.


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


Other Policy Information

OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments provision of this prospectus"):

                         . Income for a Fixed Period;

                         . Life Income;

                         . Income of a Definite Amount;

                         . Interest Income; and

                         . Joint Life and Last Survivor Income.

                      These options are described in the Statement of Additional Information.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the "Tax Considerations" provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured's (or last Insured's) death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS             The Policy is non-participating. We will not pay
                      dividends on the Policy.

INCONTESTABILITY      The limitations on our right to contest the Policy are
                      described in the Statement of Additional Information.

SUICIDE               Our obligations in the event an Insured commits suicide
EXCLUSION             are described in the Statement of Additional Information.

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MISSTATEMENT OF       We will adjust the Death Benefit proceeds if you misstate
AGE OR GENDER         an Insured's age or gender in your application.

WRITTEN NOTICE        You should send any written notice to us at our Variable
                      Life Service Center at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured for a single life
                      Policy or each Insured for a joint and last survivor
                      Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST If you name a trust as the owner or beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES         At any time, we may make such changes in the Policy as
                      are necessary:

                         . to assure compliance at all times with the
                           definition of life insurance prescribed by the Code;

                         . to make the Policy, our operations, or the operation
                           of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

                         . to reflect a change in the operation of the Separate
                           Account, if allowed by the Policy and applicable regulations.

                      Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

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




REPORTS We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

                         . the Specified Amount;

                         . the Account Value;

                         . the value in each Investment Option;

                         . the Surrender Value;

                         . the Policy Debt; and

                         . the premiums paid and charges made during the Policy
                           year.

                      We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, or if you take out a Policy loan, make transfers or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL          There are supplemental benefits that may be added to your
BENEFITS              Policy. These benefits may not be available in all states
                      or markets.

                      Continuation of Coverage Rider. Your Policy will not terminate regardless of the investment performance of your Subaccounts while the Continuation of Coverage Rider is in force. The Continuation of Coverage Rider will automatically terminate when the Insured for a single life Policy, or when the younger Insured for a joint and last survivor Policy, reaches Attained Age 100, unless you elect to continue it with certain conditions. There is no cost for this rider, however, this rider may not be available in all states and in all markets. If Policy Debt exceeds the Account Value, this rider is terminated. If this rider is terminated for any reason, it cannot be reinstated.

                      Accelerated Benefit Rider. You may elect an accelerated benefit if the Insured is terminally ill. There is a one-time charge of $250 deducted at the time the benefit is paid to you. This rider may not be available in all states or in all markets. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured. Additional information concerning this rider, including the amount and when it becomes available, is included in the Statement of Additional Information.

USING THE POLICY      You can assign the Policy as collateral security. You
AS COLLATERAL         must notify us in writing at our Variable Life Service
                      Center on the appropriate form if you assign the Policy.
                      Any payments we make before we receive notice of assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the beneficiary(ies).

REINSURANCE           We may reinsure a portion of the risks assumed under the
                      Policies.




LEGAL                 We face a significant risk of litigation and regulatory
PROCEEDINGS           investigations and actions in the ordinary course of
                      operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. This scrutiny includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes and the use of inducements to brokers or companies in the sale of insurance products. We have not received a subpoena or inquiry from the State of New York with respect to these matters. As part of industry-wide inquiries in this regard, we have received inquiries and informational requests from federal and state regulatory authorities. We are cooperating with these regulatory authorities in connection with their inquiries.



                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding this matter.



                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.



                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.



                      We were named as a defendant in a lawsuit, McBride v.
                      Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November
                      1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.



                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17,
                      2004), and Clark v. Allen, 66 et al. (filed June 25,
                      2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.





                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.


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


Financial Statements

                      We have included the consolidated financial statements of the Company and its subsidiary and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company and its subsidiary from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company and its subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

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


Definitions

                      The following terms are used throughout the prospectus:

                      Account Value -- The total amount of assets allocated to each Subaccount and assets in the General Account.

                      Attained Age -- The Insured's age on the Policy Date plus the number of full years since the Policy Date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Company -- GE Life and Annuity Assurance Company.

                      Death Benefit -- The amount determined as of the date of death of the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy.

                      Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.


                      Insured(s) -- The person(s) upon whose life is insured under the Policy.


                      Investment Options -- The Guarantee Account and the Subaccounts.

                      Modified Endowment Contract -- A life insurance policy that meets the requirements of Section 7702A of the Code. Modified Endowment Contracts are taxed differently upon receipt of partial surrenders and loans than traditional life insurance policies.

                      Monthly Anniversary Date -- The same date in each month as the Policy Date.

                      Optional Payment Plan -- A plan under which any part of Death Benefit proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your beneficiary(ies).

                      Policy -- The Policy and application(s), including any riders and endorsements.

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




                      Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

                      Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the last surviving insured under a joint and last survivor Policy or at the time of surrender.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or in all markets.

                      Separate Account -- GE Life & Annuity Separate Account II, a segregated asset account of the Company to which you allocate premiums.

                      Specified Amount -- The initial amount of insurance coverage purchased.

                      Subaccounts -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

                      Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to your Account Value minus any Policy Debt and minus any applicable surrender charge.

                      Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Life Service Center -- The office to which all written and telephone inquiries concerning the Policy or the Portfolios should be made: 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, 1-800-352-9910.

                      The Statement of Additional Information includes additional information about GE Life & Annuity Separate Account II. We filed the Statement of Additional Information with the SEC. The Statement of Additional Information is incorporated by reference in this prospectus and it is legally a part of the prospectus.

                      For general information or to obtain free copies of:

                         . the Policy prospectus or the Portfolio prospectuses;

                         . the Statement of Additional Information;

                         . a personalized illustration of the Death Benefit and
                           Surrender Values; or

                         . any required forms,



Call:     1-800-352-9910

Or write: GE Life and Annuity Assurance Company
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or:       contact your financial representative.


                      Information about the Policy also is available at www.gefinancialservice.com.

                      Information about GE Life & Annuity Separate Account II, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about GE Life & Annuity Separate Account II are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

                      Investment Company Act File No. 811-04885.

                    Statement of Additional Information For
                  Flexible Premium Single Life and Joint and
                Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                                Form P1254 4/00
                      Joint and Last Survivor Life Policy
                                Form P1255 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account II
                            6610 West Broad Street
                           Richmond, Virginia 23230

                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account II.

For a free copy of the prospectus:



Call:     1-800-352-9910

Or write: GE Life and Annuity Assurance Company
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or visit: www.gefinancialservice.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 29, 2005.

Table of Contents



           The Company.....................................................  B-3

           The Separate Account............................................  B-4

           Additional Information About the Guarantee Account..............  B-4

           Additional Information on Premium Payments......................  B-5

           Additional Information About the Cost of Insurance Charge.......  B-6

           Reduction of Charges for Group Sales............................  B-6

           Grace Period....................................................  B-7

           Reinstatement...................................................  B-8

           Determining the Death Benefit...................................  B-8

           Unit Values..................................................... B-10

           Net Investment Factor........................................... B-10

           Tax Status of the Policy........................................ B-10

           Special Rule for Certain Cash Distributions in the First 15
           Policy Years.................................................... B-11

           Loans........................................................... B-11

           Loss of Interest Deduction Where Policies are Held by or for
           the Benefit of Corporations, Trusts, Etc........................ B-12

           Optional Payment Plans.......................................... B-12

           Incontestability................................................ B-13

           Suicide Exclusion............................................... B-14

           Additional Information About the Accelerated Benefit Rider...... B-14

           Other Policies.................................................. B-16

           Regulation of GE Life and Annuity Assurance Company............. B-16

           Legal Matters................................................... B-16

           Experts......................................................... B-16

           Actuarial Matters............................................... B-17

           Performance Information......................................... B-17

           Financial Statements............................................ B-18

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 as The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc.,
                      ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance
                      Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance
                      Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.


                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


THE SEPARATE          In accordance with the Board Resolution establishing the
ACCOUNT               Separate Account, such Separate Account will be divided
                      into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.



ADDITIONAL            The initial interest rate guarantee period for any
INFORMATION           allocation you make to the Guarantee Account will be one
ABOUT THE             year or longer. Subsequent interest rate guarantee
GUARANTEE             periods will each be at least one year. We may credit
ACCOUNT               additional rates of interest for specified periods from
                      time to time.

ADDITIONAL            The initial premium is due on the Policy Date. Your
INFORMATION ON        initial premium will be shown in your Policy's data pages
PREMIUM               and must be at least $25,000.
PAYMENTS
                      The total premium received must equal the Guideline
                      Single Premium for life insurance as determined in the Code. The relationship between the Guideline Single
                      Premium and the Specified Amount depends on the age, gender (where applicable), and risk class of the Insured.
                      Generally, the same Guideline Single Premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same gender and risk class. Likewise, the same Guideline Single Premium will purchase a slightly higher Specified Amount for a female
                      Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $35,000
                      Guideline Single Premium are as follows:

                              Single Life Policy

                                     Specified Amount(s)
                                     --------------------------
                            Age        Male        Female
                            -----------------------------------
                             10      $632,214     $816,388
                             20       432,494      543,872
                             30       290,655      356,528
                             40       188,488      231,285
                             50       125,525      154,327
                             60        87,427      105,403
                             70        64,806       73,913
                             80        52,125       55,347
                             90        45,371       45,886
                            -----------------------------------

                            Joint and Last Survivor Life Policy

                            Male      Female
                            ----------------------Specified
                            Age        Age        Amount(s)
                            ----------------------
                             20         20        $976,524
                             30         30         561,334
                             40         40         346,643
                             50         50         210,570
                             60         60         131,557
                             70         70          85,768
                             80         80          60,523
                             90         90          47,855
                            -----------------------------------

ADDITIONAL            The current cost of insurance charge will never exceed
INFORMATION           the guaranteed cost of insurance charges as shown in your
ABOUT THE COST        Policy. The guaranteed maximum monthly cost of insurance
OF INSURANCE          charge equals (a) times (b) and then divided by (c),
CHARGE                where:

                        (a) is the guaranteed maximum cost of insurance rate
                            per $1,000 shown in your Policy based on the Insured's or each Insured's Attained Age, gender and rating class;

                        (b) is an amount equal to the death benefit divided by
                            1.0032737, minus the Account Value; and

                        (c) is $1,000.

                      The cost of insurance rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables and vary based on Attained Age, gender and applicable rating class. The original rating class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different rating class may apply to the increase, based on the Insured's circumstances at the time of the increase. The guaranteed maximum cost of insurance rates are based on the Insured's Attained Age, gender and rating class. The guaranteed maximum cost of insurance rates generally increase as the Insured's Attained Age increases. Modifications to cost of insurance rates are made for rating classes other than standard.

                      For a joint and last survivor Policy, we determine the guaranteed maximum cost of insurance rates in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the last surviving Insured. As such, the death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

                        (1) The size of the group.  Generally, the sales
                            expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.

                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.


GRACE PERIOD          If the Surrender Value on a Monthly Anniversary Date is
                      insufficient to cover the monthly deduction due on that Monthly Anniversary Date, we will allow a 61 day grace period for payment of a premium sufficient to cover the monthly deduction. This grace period will begin on the day we mail notice of the sufficient premium. We will mail notice to you and any assignee of record in our Variable Life Service Center. If such premium is not paid by the end of the grace period, the Policy will terminate without value. The monthly deduction is described in the "Account Value" section of the prospectus. Coverage continues during the grace period. If the Insured for a single life Policy or last surviving Insured for a joint and last survivor Policy dies during the grace period, the proceeds will be reduced by any overdue monthly deduction.

                      Coverage continues during the 61 day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.

REINSTATEMENT         You may reinstate this Policy within three years of the
                      end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge will be as though the Policy had been in effect continuously from its original Policy Date.

                      On the date of reinstatement, the Account Value will be allocated to the Subaccounts specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Premiums are allocated.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE       The Death Benefit is based on the Specified Amount shown
DEATH BENEFIT         in the policy data pages.

                      If the Insured under a single life Policy or the last Insured under a joint and last survivor Policy at death is younger than Attained Age 100 at the time of death, the amount of the Death Benefit proceeds will be equal to the:

                         . greater of the Specified Amount and the Account
                           Value multiplied by the applicable corridor percentage;

                         . minus any Policy Debt; and

                         . minus the amount of any monthly deductions, if the
                           date of death occurred during a grace period.

                      If the Insured under a single life Policy or the last Insured under a joint and last survivor Policy at death is Attained Age 100 or older at the time of death, the amount of the Death Benefit proceeds will be equal to the:

                         . the Account Value multiplied by the applicable
                           corridor percentage;

                         . minus any Policy Debt; and

                         . minus the amount of any monthly deductions, if the
                           date of death occurred during a grace period.

                      The corridor percentage depends on the Attained Age of the Insured on the date of death. Corridor percentages may also vary by state.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES           We will purchase shares of the Portfolios at net asset
                      value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate
                      Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay
                      Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in Unit
                      Values.



                      We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount in GE Life & Annuity Separate Account II. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.


NET INVESTMENT        The net investment factor for a Valuation Period is (1)
FACTOR                divided by (2), where:

                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.

TAX STATUS OF         The Policies described by the prospectus are designed to
THE POLICY            comply with the tax law's Guideline Single Premium Test.
                      Consequently, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one
                      Insured under the joint and last survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor Policy may exceed the applicable limits, particularly if you pay the full amount of premium permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

                      If your Policy is not a Modified Endowment Contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR      During the first 15 years after your Policy is issued, if
CERTAIN CASH          we distribute cash to you and reduce the Death Benefit
DISTRIBUTIONS IN      proceeds (e.g., by decreasing the Policy's Specified
THE FIRST 15          Amount), you may be required to pay tax on all or part of
POLICY YEARS          the cash payment, even if it is less than your
                      "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."



LOANS If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for joint and last survivor Policies) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST      If an entity (such as a corporation or a trust, not an
DEDUCTION WHERE       individual) purchases a Policy or is the beneficiary(ies)
POLICIES ARE HELD     of a Policy issued after June 8, 1997, a portion of the
BY OR FOR THE         interest on indebtedness unrelated to the Policy may not
BENEFIT OF            be deductible by the entity. However, this rule does not
CORPORATIONS,         apply to a Policy owned by an entity engaged in a trade
TRUSTS, ETC.          or business which covers the life of an individual who is:

                         . a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or
                           business, at the time first covered by the Policy.

                      This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.



OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see the "Requesting Payments" provision of the prospectus):

                          Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

                          Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds.

                          Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                          Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                          Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

                      If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY      The Policy limits our right to contest the Policy as
                      issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life Policy or the lifetimes of both Insureds under the joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE               If the Insured under a single life Policy commits suicide
EXCLUSION             while sane or insane within two years of the Policy Date,
                      all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.

                      If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      Please see your Policy for more details.

ADDITIONAL            You may elect an Accelerated Benefit if the Insured is
INFORMATION           terminally ill. The Accelerated Benefit Rider provides
ABOUT THE             you with access to a portion of the Death Benefit during
ACCELERATED           the Insured's lifetime, if the Insured is diagnosed with
BENEFIT RIDER         a terminal illness. Joint and last survivor Policies will
                      be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.

                      For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

                         . which has been diagnosed by a licensed physician;

                         . the diagnosis of which is supported by clinical,
                           radiological, laboratory or other evidence that is satisfactory to us; and

                         . which a licensed physician certifies is expected to
                           result in death within 12 months from the date of the certification.

                      Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

                      The Accelerated Benefit will equal (1) minus (2) minus
                      (3) minus (4), where:


                        (1) is the eligible proceeds;


                        (2) is the discount for early payment of Death Benefit
                            proceeds. The discount will be based on the annual interest rate charged for Non-Preferred Policy Loans.

                        (3) is the product of:


                            (a) the ratio of eligible proceeds to Total
                                Proceeds; and


                            (b) any Policy Debt.

                        (4) is an administrative charge not to exceed $250.


                      Eligible proceeds are the lesser of (1) and (2), where:



                        (1) is 75% of the total proceeds; and


                        (2) is $250,000 for all the Insured's policies in force
                            with us.

                      Total Proceeds include the Policy's Death Benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim.

                      The Accelerated Benefit will be paid in one lump sum.


                      If the amount of eligible proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured

                      (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.


                      If the amount of eligible proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of eligible proceeds to total proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.


OTHER POLICIES        We offer other variable life insurance policies in the
                      Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.

REGULATION OF GE      Besides Federal securities laws, we are subject to the
LIFE AND ANNUITY      insurance laws of the states in which we conduct business.
ASSURANCE
COMPANY

LEGAL MATTERS         Advice on certain legal matters relating to federal
                      securities laws has been provided by Heather Harker, Vice
                      President and Associate General Counsel of the Company.


EXPERTS he consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.





                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.


ACTUARIAL             Actuarial matters have been examined by Paul Haley, an
MATTERS               actuary of the Company, whose opinion we filed as an
                      exhibit to the registration statement.

PERFORMANCE           We demonstrate adjusted performance and unadjusted
INFORMATION           performance for the Portfolios available in the Separate
                      Account. The performance tables assume that the Insureds are in the standard risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

                      The performance tables assume an initial Specified Amount of $263,113.00 for a male and a female, both age 60 standard risk class with a single premium of $70,000 at Policy issue.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.


                      Adjusted Performance assumes the following current charges:


                         1) a mortality and expense risk charge at an annual
                            rate of 0.70% of assets in the Separate Account through the first 10 Policy years and 0.35% thereafter;

                         2) a monthly cost of insurance charge of $2.42;

                         3) a premium tax recovery charge of $12.08 per month
                            for 10 Policy years;

                         4) a surrender charge of $4200.00 which is derived by
                            assuming that the Policy is surrendered during the first Policy year;

                         5) a monthly distribution expense charge of $18.08 for
                            10 Policy years; and

                         6) a monthly administrative charge of $24.08.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the premium tax recovery charge, monthly distribution expense charge, monthly cost of insurance charge or the surrender charge. If such charges were included in the performance, the performance numbers would be lower.

                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative our contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL             You should distinguish the consolidated financial
STATEMENTS            statements of the Company and its subsidiary included in
                      this Statement of Additional Information from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company and subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

                      The Separate Account financial statements included in this Statement of Additional Information may contain several Subaccounts that are not available to all Policies.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Financial Statements

                         Year Ended December 31, 2004

     (With Independent Registered Public Accounting Firm's Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-18

Statements of Changes in Net Assets................... F-32

Notes to Financial Statements......................... F-60

            Report of Independent Registered Public Accounting Firm

Policy Owners
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; Dreyfus -- Dreyfus Investment Portfolios Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity -- Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; GE Investments Funds,
Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced
Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; Merrill Lynch Variable Series Fund,
Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance
Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery
Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers

Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                        AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------
                                                  AIM V.I.                         AIM V.I.
                                  AIM V.I.         Capital        AIM V.I.      International      AIM V.I.
                                Basic Value     Appreciation       Growth           Growth      Premier Equity
                                  Fund --          Fund --         Fund --         Fund --          Fund --
                              Series II shares Series I shares Series I shares Series II shares Series I shares
                              ---------------- --------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $506,999         521,456         343,186          15,769          890,864
Dividend receivable..........           --              --              --              --               --
Receivable for units sold....           --              --              --              --               --
                                  --------         -------         -------          ------          -------
       Total assets..........      506,999         521,456         343,186          15,769          890,864
                                  --------         -------         -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            2               4               4              --                6
Payable for units
  withdrawn..................           --              --              --              --               41
                                  --------         -------         -------          ------          -------
       Total liabilities.....            2               4               4              --               47
                                  --------         -------         -------          ------          -------
Net assets attributable
  to variable life
  policy owners..............     $506,997         521,452         343,182          15,769          890,817
                                  ========         =======         =======          ======          =======
Investments in
  securities, at cost........     $452,294         441,222         278,530          15,295          782,338
                                  ========         =======         =======          ======          =======
Shares outstanding...........       43,112          22,982          21,382             803           41,825
                                  ========         =======         =======          ======          =======

                                 The Alger American Fund
                              -----------------------------
                                             Alger American
                              Alger American     Small
                                  Growth     Capitalization
                               Portfolio --   Portfolio --
                              Class O Shares Class O Shares
                              -------------- --------------
Assets
Investments at fair
  market value (note 2a):....   4,983,700      3,537,942
Dividend receivable..........          --             --
Receivable for units sold....          --             --
                                ---------      ---------
       Total assets..........   4,983,700      3,537,942
                                ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         129             96
Payable for units
  withdrawn..................          --             --
                                ---------      ---------
       Total liabilities.....         129             96
                                ---------      ---------
Net assets attributable
  to variable life
  policy owners..............   4,983,571      3,537,846
                                =========      =========
Investments in
  securities, at cost........   5,207,656      3,162,020
                                =========      =========
Shares outstanding...........     141,905        174,627
                                =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....      $5,094,764             13,651              549,549              248,623
Dividend receivable..........              --                 --                   --                   --
Receivable for units sold....              --                 --                   --                   --
                                   ----------             ------              -------              -------
       Total assets..........       5,094,764             13,651              549,549              248,623
                                   ----------             ------              -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              38                 --                    4                    2
Payable for units
  withdrawn..................              45                 --                    9                   --
                                   ----------             ------              -------              -------
       Total liabilities.....              83                 --                   13                    2
                                   ----------             ------              -------              -------
Net assets attributable
  to variable life
  policy owners..............      $5,094,681             13,651              549,536              248,621
                                   ==========             ======              =======              =======
Investments in
  securities, at cost........      $4,261,373             13,298              496,216              195,205
                                   ==========             ======              =======              =======
Shares outstanding...........         213,438                822               23,780               21,563
                                   ==========             ======              =======              =======

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....       165,721
Dividend receivable..........            --
Receivable for units sold....            --
                                    -------
       Total assets..........       165,721
                                    -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            --
Payable for units
  withdrawn..................            --
                                    -------
       Total liabilities.....            --
                                    -------
Net assets attributable
  to variable life
  policy owners..............       165,721
                                    =======
Investments in
  securities, at cost........       151,473
                                    =======
Shares outstanding...........        10,989
                                    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                               Evergreen Variable
                                  Dreyfus        Eaton Vance Variable Trust      Annuity Trust
                              --------------- -------------------------------- ------------------
                                The Dreyfus
                                 Socially
                                Responsible
                               Growth Fund,                     VT Worldwide       Evergreen
                              Inc. -- Initial VT Floating-Rate Health Sciences      VA Omega
                                  Shares        Income Fund         Fund        Fund -- Class 2
                              --------------- ---------------- --------------- ------------------
Assets
Investments at fair
  market value (note 2a):....    $100,699         697,810          324,406           34,005
Dividend receivable..........          --           1,771               --               --
Receivable for units sold....          --              --               --               --
                                 --------         -------          -------           ------
       Total assets..........     100,699         699,581          324,406           34,005
                                 --------         -------          -------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1               2                1               --
Payable for units
  withdrawn..................          --              --               --               --
                                 --------         -------          -------           ------
       Total liabilities.....           1               2                1               --
                                 --------         -------          -------           ------
Net assets attributable
  to variable life
  policy owners..............    $100,698         699,579          324,405           34,005
                                 ========         =======          =======           ======
Investments in
  securities, at cost........    $ 89,431         697,043          303,013           31,696
                                 ========         =======          =======           ======
Shares outstanding...........       4,001          69,090           28,862            2,112
                                 ========         =======          =======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                           Federated Insurance Series
                              -------------------------------------------------------------------------------------
                                                                                                         Federated
                                  Federated                          Federated High     Federated High    Kaufmann
                               American Leaders                       Income Bond        Income Bond     Fund II --
                              Fund II -- Primary Federated Capital Fund II -- Primary Fund II -- Service  Service
                                    Shares        Income Fund II         Shares             Shares         Shares
                              ------------------ ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  market value (note 2a):....     $1,507,232          824,611          1,434,745           986,649        709,334
Dividend receivable..........             --               --                 --                --             --
Receivable for units sold....             --               --                 --                --             --
                                  ----------          -------          ---------           -------        -------
       Total assets..........      1,507,232          824,611          1,434,745           986,649        709,334
                                  ----------          -------          ---------           -------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             40               24                 39                 4              4
Payable for units
  withdrawn..................             --               --                 --                --             --
                                  ----------          -------          ---------           -------        -------
       Total liabilities.....             40               24                 39                 4              4
                                  ----------          -------          ---------           -------        -------
Net assets attributable
  to variable life
  policy owners..............     $1,507,192          824,587          1,434,706           986,645        709,330
                                  ==========          =======          =========           =======        =======
Investments in
  securities, at cost........     $1,348,962          851,263          1,365,518           920,646        624,363
                                  ==========          =======          =========           =======        =======
Shares outstanding...........         72,919           92,966            174,969           120,765         54,355
                                  ==========          =======          =========           =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Fidelity Variable Insurance Products Fund
                              ------------------------------------------------------------------------------------------------
                                                                                                  VIP Dynamic
                                VIP Asset      VIP Asset                                            Capital      VIP Equity-
                               Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R)  Appreciation       Income
                              Portfolio --   Portfolio --     Portfolio --      Portfolio --     Portfolio --    Portfolio --
                              Initial Class Service Class 2   Initial Class    Service Class 2  Service Class 2  Initial Class
                              ------------- --------------- ----------------- ----------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):....  $7,684,875       33,126         16,421,882         3,351,552         47,293        18,604,991
Dividend receivable..........          --           --                 --                --             --                --
Receivable for units sold....         249           --                 --                --             --                55
                               ----------       ------         ----------         ---------         ------        ----------
       Total assets..........   7,685,124       33,126         16,421,882         3,351,552         47,293        18,605,046
                               ----------       ------         ----------         ---------         ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         224           --                464                27             --               530
Payable for units
  withdrawn..................          --           --                 --                --             --                --
                               ----------       ------         ----------         ---------         ------        ----------
       Total liabilities.....         224           --                464                27             --               530
                               ----------       ------         ----------         ---------         ------        ----------
Net assets attributable
  to variable life
  policy owners..............  $7,684,900       33,126         16,421,418         3,351,525         47,293        18,604,516
                               ==========       ======         ==========         =========         ======        ==========
Investments in
  securities, at cost........  $7,682,897       31,799         13,715,427         2,694,150         46,161        15,906,342
                               ==========       ======         ==========         =========         ======        ==========
Shares outstanding...........     517,500        2,263            616,900           127,194          6,652           733,346
                               ==========       ======         ==========         =========         ======        ==========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  market value (note 2a):....    3,741,331      1,911,329
Dividend receivable..........           --             --
Receivable for units sold....           --             --
                                 ---------      ---------
       Total assets..........    3,741,331      1,911,329
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           19             45
Payable for units
  withdrawn..................           --          4,752
                                 ---------      ---------
       Total liabilities.....           19          4,797
                                 ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    3,741,312      1,906,532
                                 =========      =========
Investments in
  securities, at cost........    3,143,457      1,782,961
                                 =========      =========
Shares outstanding...........      149,116        137,407
                                 =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio  --  Portfolio  --   Portfolio  --  Portfolio  --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  market value (note 2a):....    $812,336        574,851     13,051,059      1,730,591       4,558,994      5,433,730
Dividend receivable..........          --             --             --             --              --             --
Receivable for units sold....          --             --             --             --              --             --
                                 --------        -------     ----------      ---------       ---------      ---------
       Total assets..........     812,336        574,851     13,051,059      1,730,591       4,558,994      5,433,730
                                 --------        -------     ----------      ---------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6             14            351             20              71            152
Payable for units
  withdrawn..................         337             --          9,871            346               7             --
                                 --------        -------     ----------      ---------       ---------      ---------
       Total liabilities.....         343             14         10,222            366              78            152
                                 --------        -------     ----------      ---------       ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    $811,993        574,837     13,040,837      1,730,225       4,558,916      5,433,578
                                 ========        =======     ==========      =========       =========      =========
Investments in
  securities, at cost........    $734,831        544,887     12,513,257      1,594,065       3,433,351      4,884,761
                                 ========        =======     ==========      =========       =========      =========
Shares outstanding...........      59,251         35,772        407,718         54,696         152,577        310,144
                                 ========        =======     ==========      =========       =========      =========

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  market value (note 2a):....     90,060
Dividend receivable..........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     90,060
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....          1
                                  ------
Net assets attributable
  to variable life
  policy owners..............     90,059
                                  ======
Investments in
  securities, at cost........     82,514
                                  ======
Shares outstanding...........      6,369
                                  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------------------------
                              Global Income  Income   International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund        Fund     Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- --------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $614,721    3,293,183   1,421,298     6,064,353     18,168,953    3,541,867       6,097,746
Dividend receivable..........         --           --          --            --         27,941           --              --
Receivable for units sold....         --           --          --            --             71           --              --
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
       Total assets..........    614,721    3,293,183   1,421,298     6,064,353     18,196,965    3,541,867       6,097,746
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         17           74          36           105            434           59             148
Payable for units
  withdrawn..................      2,386        4,252          --            10             --        4,999              18
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
       Total liabilities.....      2,403        4,326          36           115            434        5,058             166
                                --------    ---------   ---------     ---------     ----------    ---------       ---------
Net assets attributable
  to variable life
  policy owners..............   $612,318    3,288,857   1,421,262     6,064,238     18,196,531    3,536,809       6,097,580
                                ========    =========   =========     =========     ==========    =========       =========
Investments in
  securities, at cost........   $689,096    3,475,175   1,235,558     5,541,003     18,168,910    3,053,413       5,310,260
                                ========    =========   =========     =========     ==========    =========       =========
Shares outstanding...........     50,678      268,831     145,625       330,843     18,168,953       47,256         312,065
                                ========    =========   =========     =========     ==========    =========       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  market value (note 2a):.... $24,702,170    3,108,007        7,367,848        2,485,562          934,573
Dividend receivable..........          --           --               --               --               --
Receivable for units sold....          --           --               --               --               --
                              -----------    ---------        ---------        ---------          -------
       Total assets..........  24,702,170    3,108,007        7,367,848        2,485,562          934,573
                              -----------    ---------        ---------        ---------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         443           38              133               41                5
Payable for units
  withdrawn..................      13,359            5               --               --               --
                              -----------    ---------        ---------        ---------          -------
       Total liabilities.....      13,802           43              133               41                5
                              -----------    ---------        ---------        ---------          -------
Net assets attributable
  to variable life
  policy owners.............. $24,688,368    3,107,964        7,367,715        2,485,521          934,568
                              ===========    =========        =========        =========          =======
Investments in
  securities, at cost........ $21,974,469    2,841,964        6,798,846        2,204,009          809,461
                              ===========    =========        =========        =========          =======
Shares outstanding...........   1,107,721      228,194          461,356           73,953           95,657
                              ===========    =========        =========        =========          =======

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  market value (note 2a):....    611,104      5,984,977
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    611,104      5,984,977
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         16            174
Payable for units
  withdrawn..................         --             --
                                 -------      ---------
       Total liabilities.....         16            174
                                 -------      ---------
Net assets attributable
  to variable life
  policy owners..............    611,088      5,984,803
                                 =======      =========
Investments in
  securities, at cost........    548,622      5,245,004
                                 =======      =========
Shares outstanding...........     52,186        391,687
                                 =======      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                              Greenwich Street
                                Series Fund                                             Janus Aspen Series
                              ---------------- -----------------------------------------------------------------------
                              Salomon Brothers                                 Capital                     Flexible
                                  Variable       Balanced                   Appreciation     Capital        Income
                                 Aggressive    Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                               Growth Fund --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                  Class II        Shares     Service Shares    Shares     Service Shares    Shares
                              ---------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2a):....     $181,065       8,452,237     3,859,717      3,186,326      648,283       1,085,481
Dividend receivable..........           --              --            --             --           --              --
Receivable for units sold....           --              --            --             --           --              --
                                  --------       ---------     ---------      ---------      -------       ---------
       Total assets..........      181,065       8,452,237     3,859,717      3,186,326      648,283       1,085,481
                                  --------       ---------     ---------      ---------      -------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --             227            33             78            5              26
Payable for units
  withdrawn..................           --              --            --             12           --              --
                                  --------       ---------     ---------      ---------      -------       ---------
       Total liabilities.....           --             227            33             90            5              26
                                  --------       ---------     ---------      ---------      -------       ---------
Net assets attributable
  to variable life
  policy owners..............     $181,065       8,452,010     3,859,684      3,186,236      648,278       1,085,455
                                  ========       =========     =========      =========      =======       =========
Investments in
  securities, at cost........     $165,203       7,748,637     3,536,045      2,886,717      533,318       1,104,538
                                  ========       =========     =========      =========      =======       =========
Shares outstanding...........        8,602         346,545       152,921        129,631       26,580          89,414
                                  ========       =========     =========      =========      =======       =========


                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  market value (note 2a):....    799,805        344,481
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------        -------
       Total assets..........    799,805        344,481
                                 -------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         14              7
Payable for units
  withdrawn..................         --             --
                                 -------        -------
       Total liabilities.....         14              7
                                 -------        -------
Net assets attributable
  to variable life
  policy owners..............    799,791        344,474
                                 =======        =======
Investments in
  securities, at cost........    715,852        350,939
                                 =======        =======
Shares outstanding...........    101,627         97,037
                                 =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):....  $8,330,182     355,310      4,427,790      815,092      7,135,153    1,033,997    10,140,850
Dividend receivable..........          --          --             --           --             --           --            --
Receivable for units sold....          --          --             --           --             --           --            --
                               ----------     -------      ---------      -------      ---------    ---------    ----------
       Total assets..........   8,330,182     355,310      4,427,790      815,092      7,135,153    1,033,997    10,140,850
                               ----------     -------      ---------      -------      ---------    ---------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         214           4            115            6            169            7           271
Payable for units
  withdrawn..................          --          --             --           14             26           27            --
                               ----------     -------      ---------      -------      ---------    ---------    ----------
       Total liabilities.....         214           4            115           20            195           34           271
                               ----------     -------      ---------      -------      ---------    ---------    ----------
Net assets attributable
  to variable life
  policy owners..............  $8,329,968     355,306      4,427,675      815,072      7,134,958    1,033,963    10,140,579
                               ==========     =======      =========      =======      =========    =========    ==========
Investments in
  securities, at cost........  $7,917,321     326,505      3,828,487      617,956      7,049,550      795,002     9,913,245
                               ==========     =======      =========      =======      =========    =========    ==========
Shares outstanding...........     415,056      17,909        162,906       30,256        276,128       40,773       378,673
                               ==========     =======      =========      =======      =========    =========    ==========

                              -------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------
Assets
Investments at fair
  market value (note 2a):....   583,255
Dividend receivable..........        --
Receivable for units sold....        --
                                -------
       Total assets..........   583,255
                                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         6
Payable for units
  withdrawn..................        --
                                -------
       Total liabilities.....         6
                                -------
Net assets attributable
  to variable life
  policy owners..............   583,249
                                =======
Investments in
  securities, at cost........   530,375
                                =======
Shares outstanding...........    21,910
                                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                   Merrill Lynch Variable Series Fund, Inc.
                              -------------------------------------------------- -----------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value       MFS(R) Investors
                              Basic Value V.I.   Growth V.I.     Opportunities     Growth Stock
                                  Fund --          Fund --        V.I. Fund --   Series -- Service
                              Class III Shares Class III Shares Class III Shares   Class Shares
                              ---------------- ---------------- ---------------- -----------------
Assets
Investments at fair
  market value (note 2a):....      $8,166           24,635           28,545           756,552
Dividend receivable..........          --               --               --                --
Receivable for units sold....          --               --               --                --
                                   ------           ------           ------           -------
       Total assets..........       8,166           24,635           28,545           756,552
                                   ------           ------           ------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          --               --               --                 5
Payable for units
  withdrawn..................          --               --               --                --
                                   ------           ------           ------           -------
       Total liabilities.....          --               --               --                 5
                                   ------           ------           ------           -------
Net assets attributable
  to variable life
  policy owners..............      $8,166           24,635           28,545           756,547
                                   ======           ======           ======           =======
Investments in
  securities, at cost........      $7,533           22,855           33,392           642,522
                                   ======           ======           ======           =======
Shares outstanding...........         520            2,476            3,172            81,001
                                   ======           ======           ======           =======

                                 MFS(R) Variable Insurance Trust
                              -------------------------------------------------------

                              MFS(R) Investors     MFS(R) New
                              Trust Series --  Discovery Series -- MFS(R) Utilities
                               Service Class      Service Class    Series -- Service
                                   Shares            Shares          Class Shares
                              ---------------- ------------------- -----------------
Assets
Investments at fair
  market value (note 2a):....    1,040,106          1,143,030          2,247,056
Dividend receivable..........           --                 --                 --
Receivable for units sold....           --                 --                 --
                                 ---------          ---------          ---------
       Total assets..........    1,040,106          1,143,030          2,247,056
                                 ---------          ---------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            2                 18                  9
Payable for units
  withdrawn..................           --                 --                 29
                                 ---------          ---------          ---------
       Total liabilities.....            2                 18                 38
                                 ---------          ---------          ---------
Net assets attributable
  to variable life
  policy owners..............    1,040,104          1,143,012          2,247,018
                                 =========          =========          =========
Investments in
  securities, at cost........      925,872          1,026,237          1,702,270
                                 =========          =========          =========
Shares outstanding...........       57,816             77,704            110,583
                                 =========          =========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                               Nations Separate Account Trust                 Oppenheimer Variable Account Funds
                              -------------------------------- -----------------------------------------------------------------
                                                                            Oppenheimer
                                               Nations Marsico Oppenheimer   Aggressive                Oppenheimer
                                                International  Aggressive      Growth     Oppenheimer    Balanced    Oppenheimer
                              Nations Marsico   Opportunities    Growth      Fund/VA --    Balanced     Fund/VA --      Bond
                              Growth Portfolio    Portfolio      Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA
                              ---------------- --------------- ----------- -------------- ----------- -------------- -----------
Assets
Investments at fair
  market value (note 2a):....     $537,456         819,175      7,337,963     232,173      5,246,624     150,447      2,861,309
Dividend receivable..........           --              --             --          --             --          --             --
Receivable for units sold....            3              --             --          --             --          --             --
                                  --------         -------      ---------     -------      ---------     -------      ---------
       Total assets..........      537,459         819,175      7,337,963     232,173      5,246,624     150,447      2,861,309
                                  --------         -------      ---------     -------      ---------     -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            3               2            201           2            160          --             83
Payable for units
  withdrawn..................           --              15             --          --             --          --          8,831
                                  --------         -------      ---------     -------      ---------     -------      ---------
       Total liabilities.....            3              17            201           2            160          --          8,914
                                  --------         -------      ---------     -------      ---------     -------      ---------
Net assets attributable
  to variable life
  policy owners..............     $537,456         819,158      7,337,762     232,171      5,246,464     150,447      2,852,395
                                  ========         =======      =========     =======      =========     =======      =========
Investments in
  securities, at cost........     $481,801         747,611      7,739,299     199,318      4,719,455     135,938      2,778,791
                                  ========         =======      =========     =======      =========     =======      =========
Shares outstanding...........       32,280          52,044        166,886       5,320        302,399       8,717        248,810
                                  ========         =======      =========     =======      =========     =======      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                 Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------------
                                            Oppenheimer    Oppenheimer                               Oppenheimer
                              Oppenheimer     Capital         Global                  Oppenheimer    Main Street
                                Capital     Appreciation    Securities   Oppenheimer  Main Street     Small Cap
                              Appreciation   Fund/VA --     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA    Service Shares Service Shares   Fund/VA   Service Shares Service Shares
                              ------------ -------------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2a):....  $7,375,542     414,699       2,716,157     6,144,146    1,748,083       412,525
Dividend receivable..........          --          --              --            --           --            --
Receivable for units sold....          --          --              --            55           --            --
                               ----------     -------       ---------     ---------    ---------       -------
       Total assets..........   7,375,542     414,699       2,716,157     6,144,201    1,748,083       412,525
                               ----------     -------       ---------     ---------    ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         192           2              17           168           12             2
Payable for units
  withdrawn..................          --          --              --            --           --             5
                               ----------     -------       ---------     ---------    ---------       -------
       Total liabilities.....         192           2              17           168           12             7
                               ----------     -------       ---------     ---------    ---------       -------
Net assets attributable
  to variable life
  policy owners..............  $7,375,350     414,697       2,716,140     6,144,033    1,748,071       412,518
                               ==========     =======       =========     =========    =========       =======
Investments in
  securities, at cost........  $6,396,305     391,501       2,046,741     5,925,152    1,490,023       352,768
                               ==========     =======       =========     =========    =========       =======
Shares outstanding...........     199,393      11,290          92,607       698,198       84,448        25,831
                               ==========     =======       =========     =========    =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                   PBHG Insurance Series
                                        Fund, Inc.                            PIMCO Variable Insurance Trust
                              ------------------------------- --------------------------------------------------------------
                                                                Foreign Bond                   Long-Term U.S.
                                                               Portfolio (U.S.    High Yield     Government    Total Return
                                                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                              PBHG Growth II  PBHG Large Cap   Administrative   Administrative Administrative Administrative
                                Portfolio    Growth Portfolio   Class Shares     Class Shares   Class Shares   Class Shares
                              -------------- ---------------- ----------------- -------------- -------------- --------------
Assets
Investments at fair
  market value ( note
  2a):.......................    $807,523       1,278,733          165,210        2,291,442      3,169,112      6,616,449
Dividend receivable..........          --              --              306           12,360          9,541         14,277
Receivable for units sold....          --              --               --               --             --             --
                                 --------       ---------          -------        ---------      ---------      ---------
       Total assets..........     807,523       1,278,733          165,516        2,303,802      3,178,653      6,630,726
                                 --------       ---------          -------        ---------      ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          18              32                1                9             15             56
Payable for units
  withdrawn..................          --              --               13               14             73            351
                                 --------       ---------          -------        ---------      ---------      ---------
       Total liabilities.....          18              32               14               23             88            407
                                 --------       ---------          -------        ---------      ---------      ---------
Net assets attributable
  to variable life
  policy owners..............    $807,505       1,278,701          165,502        2,303,779      3,178,565      6,630,319
                                 ========       =========          =======        =========      =========      =========
Investments in
  securities, at cost........    $888,010       1,239,189          164,279        2,159,428      3,136,891      6,527,046
                                 ========       =========          =======        =========      =========      =========
Shares outstanding...........      77,054          71,920           16,277          272,791        283,209        629,538
                                 ========       =========          =======        =========      =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                           The Prudential Series Fund,       Rydex
                                       Inc.              Variable Trust
                          ------------------------------ --------------
                          Jennison 20/20
                              Focus         Jennison
                           Portfolio --   Portfolio --
                             Class II    Class II Shares    OTC Fund
                          -------------- --------------- --------------
Assets
Investments at fair
 market value (note 2a):.     $5,647           708          627,669
Dividend receivable......         --            --               --
Receivable for units sold         --            --               --
                              ------           ---          -------
     Total assets........      5,647           708          627,669
                              ------           ---          -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         --            --                2
Payable for units
 withdrawn...............         --            --               --
                              ------           ---          -------
     Total liabilities...         --            --                2
                              ------           ---          -------
Net assets attributable
 to variable life policy
 owners..................     $5,647           708          627,667
                              ======           ===          =======
Investments in
 securities, at cost.....     $5,173           631          553,321
                              ======           ===          =======
Shares outstanding.......        462            39           43,618
                              ======           ===          =======

                                                                                                        Van Kampen Life
                                       Salomon Brothers Variable Series Funds Inc                      Investment Trust
                          --------------------------------------------------------------------- -------------------------------
                                                              Salomon Brothers Salomon Brothers
                          Salomon Brothers  Salomon Brothers      Variable         Variable        Comstock     Emerging Growth
                          Variable All Cap Variable Investors  Strategic Bond    Total Return    Portfolio --    Portfolio --
                          Fund -- Class II  Fund -- Class I   Fund -- Class I  Fund -- Class I  Class II Shares Class II Shares
                          ---------------- ------------------ ---------------- ---------------- --------------- ---------------
Assets
Investments at fair
 market value (note 2a):.     194,735          1,176,911         1,001,333         354,315          790,898         164,661
Dividend receivable......          --                 --                --              --               --              --
Receivable for units sold          --                 --                --              --               --              --
                              -------          ---------         ---------         -------          -------         -------
     Total assets........     194,735          1,176,911         1,001,333         354,315          790,898         164,661
                              -------          ---------         ---------         -------          -------         -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..          --                 32                25               9                5               2
Payable for units
 withdrawn...............          --                 --                --              --               --              --
                              -------          ---------         ---------         -------          -------         -------
     Total liabilities...          --                 32                25               9                5               2
                              -------          ---------         ---------         -------          -------         -------
Net assets attributable
 to variable life policy
 owners..................     194,735          1,176,879         1,001,308         354,306          790,893         164,659
                              =======          =========         =========         =======          =======         =======
Investments in
 securities, at cost.....     178,447          1,069,019         1,009,276         335,050          664,806         148,483
                              =======          =========         =========         =======          =======         =======
Shares outstanding.......      11,557             85,222            92,034          31,439           57,772           6,372
                              =======          =========         =========         =======          =======         =======


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                          AIM Variable Insurance Funds
                          --------------------------------------------------------------------------------------------

                              AIM V.I.           AIM V.I.          AIM V.I.           AIM V.I.           AIM V.I.
                            Basic Value    Capital Appreciation     Growth      International Growth  Premier Equity
                              Fund --            Fund --            Fund --           Fund --             Fund --
                          Series II shares   Series I shares    Series I shares   Series II shares    Series I shares
                          ---------------- -------------------- --------------- -------------------- -----------------
                                                                                    Period from
                                                                                  November 15, to       Year ended
                                      Year ended December 31, 2004               December 31, 2004   December 31, 2004
                          ----------------------------------------------------  -------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $    --                 --                --               --                4,031
   Expenses -- Mortality
     and expense risk
     charges --
     Type I (note 4a)....          --                 --                --               --                   --
   Expenses -- Mortality
     and expense risk
     charges --
     Type II (note 4a)...         466              1,413             1,289               --                2,219
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...          --                 --                --               --                   --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --                 --                --               --                   --
                              -------             ------            ------              ---               ------
Net investment income
  (expense)..............        (466)            (1,413)           (1,289)              --                1,812
                              -------             ------            ------              ---               ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       1,763             14,192            12,493               (9)              14,926
   Change in unrealized
     appreciation
     (depreciation)......      40,917             19,002            13,961              474               31,262
   Capital gain
     distributions.......          --                 --                --               --                   --
                              -------             ------            ------              ---               ------
Net realized and
  unrealized gain (loss)
  on investments.........      42,680             33,194            26,454              465               46,188
                              -------             ------            ------              ---               ------
Increase (decrease) in
  net assets from
  operations.............     $42,214             31,781            25,165              465               48,000
                              =======             ======            ======              ===               ======

                                The Alger American Fund
                          ----------------------------------
                                               Alger American
                                                   Small
                             Alger American    Capitalization
                          Growth Portfolio  --  Portfolio --
                             Class O Shares    Class O Shares
                          -------------------- --------------


                             Year ended December 31, 2004
                          ----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........             --               --
   Expenses -- Mortality
     and expense risk
     charges --
     Type I (note 4a)....          8,195            5,900
   Expenses -- Mortality
     and expense risk
     charges --
     Type II (note 4a)...         12,747            6,183
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...             --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         25,852           19,255
                                --------          -------
Net investment income
  (expense)..............        (46,794)         (31,338)
                                --------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (224,098)         138,855
   Change in unrealized
     appreciation
     (depreciation)......        469,063          330,195
   Capital gain
     distributions.......             --               --
                                --------          -------
Net realized and
  unrealized gain (loss)
  on investments.........        244,965          469,050
                                --------          -------
Increase (decrease) in
  net assets from
  operations.............        198,171          437,712
                                ========          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             AllianceBernstein Variable Products Series Fund, Inc.
                          -------------------------------------------------------------------------------------------

                                                                                   AllianceBernstein
                           AllianceBernstein  AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                              Growth and        International     Premier Growth        Growth          Technology
                          Income Portfolio -- Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                                Class B            Class B            Class B           Class B           Class B
                          ------------------- ------------------ ----------------- ----------------- -----------------
                                                 Period from
                              Year ended       November 15, to
                           December 31, 2004  December 31, 2004              Year ended December 31, 2004
                          ------------------- ------------------ ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $ 36,177               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           678               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........        10,946               --               1,285               567               105
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........            --               --                  --                --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         1,580               --                  --                --                --
                               --------              ---              ------            ------            ------
Net investment income
  (expense)..............        22,973               --              (1,285)             (567)             (105)
                               --------              ---              ------            ------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       157,502                1               8,770             7,523               693
   Change in unrealized
     appreciation
     (depreciation)......       319,106              353              32,989            22,016            12,270
   Capital gain
     distributions.......            --               --                  --                --                --
                               --------              ---              ------            ------            ------
Net realized and
  unrealized gain (loss)
  on investments.........       476,608              354              41,759            29,539            12,963
                               --------              ---              ------            ------            ------
Increase (decrease) in
  net assets from
  operations.............      $499,581              354              40,474            28,972            12,858
                               ========              ===              ======            ======            ======

                               Dreyfus
                          -----------------
                             The Dreyfus
                              Socially
                             Responsible
                            Growth Fund,
                               Inc. --
                           Initial Shares
                          -----------------

                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         389
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........         409
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --
                                -----
Net investment income
  (expense)..............         (20)
                                -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       2,084
   Change in unrealized
     appreciation
     (depreciation)......       3,126
   Capital gain
     distributions.......          --
                                -----
Net realized and
  unrealized gain (loss)
  on investments.........       5,210
                                -----
Increase (decrease) in
  net assets from
  operations.............       5,190
                                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Evergreen
                                                       Variable Annuity
                           Eaton Vance Variable Trust       Trust                           Federated Insurance Series
                          ---------------------------  ---------------- -------------------------------------------------------
                                                                        Federated
                                                                         American                 Federated High
                                                                         Leaders                   Income Bond   Federated High
                          VT Floating-  VT Worldwide     Evergreen VA   Fund II --   Federated      Fund II --    Income Bond
                          Rate Income  Health Sciences  Omega Fund --    Primary   Capital Income    Primary       Fund II --
                              Fund          Fund           Class 2        Shares      Fund II         Shares     Service Shares
                          ------------ --------------- ---------------- ---------- -------------- -------------- --------------
                                                         Period from
                                                         April 30, to
                                                         December 31,
                          Year ended December 31, 2004       2004                          Year ended December 31, 2004
                          ---------------------------  ---------------- -------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $12,330            --              --         20,402       27,307        103,275         52,844
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        --            --              --          3,354        1,084          1,855             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       415           368              --          2,443        1,190          2,956          1,206
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --            --              --             --           --             --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --            --              --          8,396        5,155          9,172             --
                            -------        ------           -----        -------      -------        -------         ------
Net investment income
  (expense)..............    11,915          (368)             --          6,209       19,878         89,292         51,638
                            -------        ------           -----        -------      -------        -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       184           418              90         81,123      (73,269)        39,179         17,034
   Change in unrealized
     appreciation
     (depreciation)......       465        16,003           2,310         41,099      124,637         (3,926)        15,409
   Capital gain
     distributions.......        --            --              --             --           --             --             --
                            -------        ------           -----        -------      -------        -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........       649        16,421           2,400        122,222       51,368         35,253         32,443
                            -------        ------           -----        -------      -------        -------         ------
Increase (decrease) in
  net assets from
  operations.............   $12,564        16,053           2,400        128,431       71,246        124,545         84,081
                            =======        ======           =====        =======      =======        =======         ======



                          ----------

                          Federated
                           Kaufmann
                          Fund II --
                           Service
                            Shares
                          ----------




                          ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       26
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      991
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........       --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       --
                            ------
Net investment income
  (expense)..............     (965)
                            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    9,973
   Change in unrealized
     appreciation
     (depreciation)......   68,372
   Capital gain
     distributions.......       --
                            ------
Net realized and
  unrealized gain (loss)
  on investments.........   78,345
                            ------
Increase (decrease) in
  net assets from
  operations.............   77,380
                            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------------
                                                                                    VIP Dynamic
                                                                           VIP        Capital                   VIP Equity-
                            VIP Asset      VIP Asset         VIP      Contrafund(R) Appreciation  VIP Equity-      Income
                           Manager/SM/    Manager/SM/   Contrafund(R) Portfolio --  Portfolio --     Income     Portfolio --
                          Portfolio --   Portfolio --   Portfolio --     Service      Service     Portfolio --     Service
                          Initial Class Service Class 2 Initial Class    Class 2      Class 2     Initial Class   Class 2
                          ------------- --------------- ------------- ------------- ------------ -------------- ------------
                                          Period from
                           Year ended    April 30, to
                          December 31,   December 31,
                              2004           2004                           Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $215,936            --           49,379        5,232          --         278,240       40,691
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     18,414            --           25,070           --          --          41,621           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      2,459            --           23,876        8,201          17          13,453        6,256
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --               --           --          --              --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     62,646            --          104,531           --          --         133,783           --
                            --------         -----        ---------      -------       -----       ---------      -------
Net investment income
  (expense)..............    132,417            --         (104,098)      (2,969)        (17)         89,383       34,435
                            --------         -----        ---------      -------       -----       ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,545)            2          602,682      137,359         (15)        444,909       82,225
   Change in unrealized
     appreciation
     (depreciation)......    261,181         1,327        1,547,898      271,633       1,018       1,186,892      232,291
   Capital gain
     distributions.......         --            --               --           --          --          66,469       10,604
                            --------         -----        ---------      -------       -----       ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    186,636         1,329        2,150,580      408,992       1,003       1,698,270      325,120
                            --------         -----        ---------      -------       -----       ---------      -------
Increase (decrease) in
  net assets from
  operations.............   $319,053         1,329        2,046,482      406,023         986       1,787,653      359,555
                            ========         =====        =========      =======       =====       =========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                            Fidelity Variable Insurance Products Fund (continued)
                          -------------------------------------------------------------------------------------------------------
                           VIP Growth    VIP Growth &    VIP Growth
                            & Income        Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                          Portfolio --   Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                          Initial Class Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                          ------------- --------------- ------------- ------------- --------------- --------------- -------------


                                                               Year ended December 31, 2004
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $19,354         5,013          2,889         34,913         1,954               --         50,533
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........      4,021            --            859         34,992            --            1,206         12,228
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      5,941         1,967          1,643         14,574         6,995            8,971          3,631
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...         --            --             --             --            --               --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........      6,871            --          2,447         79,543            --            7,911         35,192
                             -------        ------         ------        -------        ------          -------        -------
Net investment income
  (expense)..............      2,521         3,046         (2,060)       (94,196)       (5,041)         (18,088)          (518)
                             -------        ------         ------        -------        ------          -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     43,725        15,412          4,733         10,876        36,076          185,885        612,049
   Change in unrealized
     appreciation
     (depreciation)......     43,605        19,971         32,299        374,135        12,869          644,900        120,841
   Capital gain
     distributions.......         --            --             --             --            --               --             --
                             -------        ------         ------        -------        ------          -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     87,330        35,383         37,032        385,011        48,945          830,785        732,890
                             -------        ------         ------        -------        ------          -------        -------
Increase (decrease) in
  net assets from
  operations.............    $89,851        38,429         34,972        290,815        43,904          812,697        732,372
                             =======        ======         ======        =======        ======          =======        =======

                          -----------------
                              VIP Value
                             Strategies
                            Portfolio --
                           Service Class 2
                          -----------------
                             Period from
                            April 30, to
                          December 31, 2004
                          -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           1
   Expenses -- Mortality
     and expense risk
     charges --
     Type IV (note 4a)...          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --
                                -----
Net investment income
  (expense)..............          (1)
                                -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       1,923
   Change in unrealized
     appreciation
     (depreciation)......       7,546
   Capital gain
     distributions.......          --
                                -----
Net realized and
  unrealized gain (loss)
  on investments.........       9,469
                                -----
Increase (decrease) in
  net assets from
  operations.............       9,468
                                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   GE Investments Funds, Inc.
                          ----------------------------------------------------------------------------
                                                                                   Premier     Real
                                                                 Mid-Cap   Money   Growth     Estate
                          Global Income  Income   International  Equity    Market  Equity   Securities
                              Fund        Fund     Equity Fund    Fund      Fund    Fund       Fund
                          ------------- --------  ------------- --------  -------  -------  ----------
                                                  Year ended December 31, 2004
                          ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  31,248    166,314      15,805      59,318  215,160   21,818    289,521
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         624      4,343       1,864       4,308   17,765    2,538      6,252
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       1,301      5,625       3,562      13,016   46,346   10,722      8,030
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --        160          --          --      274       --         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       3,282     19,692       5,460      20,450  134,085    7,023     28,505
                            ---------   --------     -------    --------  -------  -------  ---------
Net investment income
  (expense)..............      26,041    136,494       4,919      21,544   16,690    1,535    246,734
                            ---------   --------     -------    --------  -------  -------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (139,976)    52,248     129,380     386,581      162  223,031    262,991
   Change in unrealized
     appreciation
     (depreciation)......     162,963   (116,092)     44,683    (128,725)    (217) (21,576)   430,459
   Capital gain
     distributions.......          --     32,765          --     523,881       --       --    437,612
                            ---------   --------     -------    --------  -------  -------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........      22,987    (31,079)    174,063     781,737      (55) 201,455  1,131,062
                            ---------   --------     -------    --------  -------  -------  ---------
Increase (decrease) in
  net assets from
  operations.............   $  49,028    105,415     178,982     803,281   16,635  202,990  1,377,796
                            =========   ========     =======    ========  =======  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------

                              S&P 500(R) Small-Cap Value
                              Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ---------- --------------- ----------------- ---------------- -----------------
                                                       Year ended December 31, 2004
                              -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............... $  388,177     162,960           88,567           32,167           10,701
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............     30,766         316           10,265            1,471               --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............     59,711       5,149            6,578            7,450            1,442
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............     10,494          --            2,525               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....     57,045       5,229           27,324            5,386               --
                              ----------     -------          -------          -------           ------
Net investment income
  (expense)..................    230,161     152,266           41,875           17,860            9,259
                              ----------     -------          -------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................    496,012     137,618           71,070           27,093           24,172
   Change in unrealized
     appreciation
     (depreciation)..........  1,464,988      18,464          304,017          121,741           46,721
   Capital gain
     distributions...........         --      60,143           71,633               --               --
                              ----------     -------          -------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments.............  1,961,000     216,225          446,720          148,834           70,893
                              ----------     -------          -------          -------           ------
Increase (decrease) in
  net assets from
  operations................. $2,191,161     368,491          488,595          166,694           80,152
                              ==========     =======          =======          =======           ======

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs  Goldman Sachs
                               Growth and       Mid Cap
                               Income Fund    Value Fund
                              -------------  -------------
                              Year ended December 31, 2004
                              ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     8,317          241,483
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............       424            4,871
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............     1,277            9,360
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............        --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....     1,858           38,520
                                 ------        ---------
Net investment income
  (expense)..................     4,758          188,732
                                 ------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................    28,662          522,475
   Change in unrealized
     appreciation
     (depreciation)..........    32,504          113,284
   Capital gain
     distributions...........        --          308,125
                                 ------        ---------
Net realized and
  unrealized gain (loss)
  on investments.............    61,166          943,884
                                 ------        ---------
Increase (decrease) in
  net assets from
  operations.................    65,924        1,132,616
                                 ======        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                      Janus Aspen Series
                          ------------------ --------------------------------------------------------------------------------
                           Salomon Brothers                                Capital      Capital      Flexible    Global Life
                               Variable        Balanced      Balanced   Appreciation  Appreciation    Income       Sciences
                              Aggressive     Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                            Growth Fund --   Institutional   Service    Institutional   Service    Institutional   Service
                               Class II         Shares        Shares       Shares        Shares       Shares        Shares
                          ------------------ ------------- ------------ ------------- ------------ ------------- ------------
                              Year ended
                          December 31, 2004                                  Year ended December 31, 2004
                          ------------------ --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          189,836       81,330         7,428          151        63,663           --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --           14,089           --         3,097           --         2,379          229
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           76           19,259       10,856        11,804        1,706         3,193        1,637
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --               --           --            --           --            --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --           53,034           --        12,376           --         4,144        3,203
                               -------          -------      -------       -------       ------       -------      -------
Net investment income
  (expense)..............          (76)         103,454       70,474       (19,849)      (1,555)       53,947       (5,069)
                               -------          -------      -------       -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (182)         125,183       41,885       (60,132)      13,842         8,929       64,379
   Change in unrealized
     appreciation
     (depreciation)......       12,363          381,456      161,535       571,902       81,757       (38,149)      49,692
   Capital gain
     distributions.......           --               --           --            --           --         8,679           --
                               -------          -------      -------       -------       ------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........       12,181          506,639      203,420       511,770       95,599       (20,541)     114,071
                               -------          -------      -------       -------       ------       -------      -------
Increase (decrease) in
  net assets from
  operations.............      $12,105          610,093      273,894       491,921       94,044        33,406      109,002
                               =======          =======      =======       =======       ======       =======      =======


                          ------------
                             Global
                           Technology
                          Portfolio --
                            Service
                             Shares
                          ------------


                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        434
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      1,487
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        949
                            --------
Net investment income
  (expense)..............     (2,870)
                            --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (151,401)
   Change in unrealized
     appreciation
     (depreciation)......    125,931
   Capital gain
     distributions.......         --
                            --------
Net realized and
  unrealized gain (loss)
  on investments.........    (25,470)
                            --------
Increase (decrease) in
  net assets from
  operations.............    (28,340)
                            ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------------------------
                                                     International International    Mid Cap      Mid Cap      Worldwide
                             Growth        Growth       Growth        Growth        Growth        Growth       Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                          Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                             Shares        Shares       Shares        Shares        Shares        Shares       Shares
                          ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                  Year ended December 31, 2004
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 12,029           --        37,508         6,102             --          --       103,890
   Expenses -- Mortality
     and expense
     risk charges --
     Type I (note 4a)....     16,450           --         5,327            --         15,733          --        23,151
   Expenses -- Mortality
     and expense
     risk charges --
     Type II (note 4a)...     19,612        1,445        10,891         1,995         17,824       2,208        16,788
   Expenses -- Mortality
     and expense
     risk charges --
     Type IV (note 4a)...         --           --            --            --             --          --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     44,100           --        22,996            --         21,381          --        62,306
                            --------       ------       -------       -------      ---------     -------      --------
Net investment income
  (expense)..............    (68,133)      (1,445)       (1,706)        4,107        (54,938)     (2,208)        1,645
                            --------       ------       -------       -------      ---------     -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     18,998        1,287       320,252        40,035       (203,675)     32,903      (105,824)
   Change in unrealized
     appreciation
     (depreciation)......    300,531       12,511       344,391        89,251      1,424,330     144,674       449,763
   Capital gain
     distributions.......         --           --            --            --             --          --            --
                            --------       ------       -------       -------      ---------     -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    319,529       13,798       664,643       129,286      1,220,655     177,577       343,939
                            --------       ------       -------       -------      ---------     -------      --------
Increase (decrease) in
  net assets from
  operations.............   $251,396       12,353       662,937       133,393      1,165,717     175,369       345,584
                            ========       ======       =======       =======      =========     =======      ========

                          -------------
                           Worldwide
                             Growth
                          Portfolio --
                            Service
                             Shares
                          ------------

                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     5,175
   Expenses -- Mortality
     and expense
     risk charges --
     Type I (note 4a)....        --
   Expenses -- Mortality
     and expense
     risk charges --
     Type II (note 4a)...     2,084
   Expenses -- Mortality
     and expense
     risk charges --
     Type IV (note 4a)...        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --
                             ------
Net investment income
  (expense)..............     3,091
                             ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     3,059
   Change in unrealized
     appreciation
     (depreciation)......    15,706
   Capital gain
     distributions.......        --
                             ------
Net realized and
  unrealized gain (loss)
  on investments.........    18,765
                             ------
Increase (decrease) in
  net assets from
  operations.............    21,856
                             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Merrill Lynch Variable Series Fund, Inc.                       MFS(R) Variable Insurance Trust
                              ----------------------------------------   ------------------------------------------------------
                                             Merrill Lynch Merrill Lynch
                              Merrill Lynch    Large Cap       Value
                               Basic Value    Growth V.I.  Opportunities MFS(R) Investors  MFS(R) Investors     MFS(R) New
                              V.I. Fund --      Fund --    V.I. Fund --    Growth Stock    Trust Series --  Discovery Series --
                                Class III      Class III     Class III   Series -- Service   Service Class     Service Class
                                 Shares         Shares        Shares       Class Shares         Shares            Shares
                              -------------  ------------- ------------- ----------------- ---------------- -------------------
                              Period from April 30, to December 31, 2004                      Year ended December 31, 2004
                              ----------------------------------------   ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $ 82              29         2,038              --             4,099                --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............       --              --            --              --                --               198
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............       --              --            --           1,705               709             3,957
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............       --              --            --              --                --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....       --              --            --              --                --             1,024
                                  ----           -----        ------          ------           -------            ------
Net investment income
  (expense)..................       82              29         2,038          (1,705)            3,390            (5,179)
                                  ----           -----        ------          ------           -------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................        2              (7)           51           7,762             6,303            (1,103)
   Change in unrealized
     appreciation
     (depreciation)..........      633           1,780        (4,847)         55,342            93,663            44,305
   Capital gain
     distributions...........       12              --         5,475              --                --                --
                                  ----           -----        ------          ------           -------            ------
Net realized and
  unrealized gain (loss)
  on investments.............      647           1,773           679          63,104            99,966            43,202
                                  ----           -----        ------          ------           -------            ------
Increase (decrease) in
  net assets from
  operations.................     $729           1,802         2,717          61,399           103,356            38,023
                                  ====           =====        ======          ======           =======            ======

                              -----------------


                              MFS(R) Utilities
                                 Series --
                               Service Class
                                   Shares
                              ----------------

                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      22,957
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...............       2,815
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative expenses
     -- Type V (note 4a).....          --
                                  -------
Net investment income
  (expense)..................      20,142
                                  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................      59,173
   Change in unrealized
     appreciation
     (depreciation)..........     417,498
   Capital gain
     distributions...........          --
                                  -------
Net realized and
  unrealized gain (loss)
  on investments.............     476,671
                                  -------
Increase (decrease) in
  net assets from
  operations.................     496,813
                                  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Nations Separate Account
                                    Trust                           Oppenheimer Variable Account Funds
                          ------------------------- ------------------------------------------------------------------
                                                                Oppenheimer
                                                                Aggressive              Oppenheimer
                           Nations  Nations Marsico Oppenheimer   Growth                  Balanced
                           Marsico   International  Aggressive  Fund/VA --  Oppenheimer  Fund/VA --     Oppenheimer
                           Growth    Opportunities    Growth      Service    Balanced     Service          Bond
                          Portfolio    Portfolio      Fund/VA     Shares      Fund/VA      Shares         Fund/VA
                          --------- --------------- ----------- ----------- ----------- ------------ -----------------
                                                                                        Period from
                                                                                        April 30, to
                                 Year ended                                             December 31,    Year ended
                              December 31, 2004        Year ended December 31, 2004         2004     December 31, 2004
                          ------------------------- ----------------------------------  ------------ -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    --       2,316              --        --       49,392          --         131,885
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       --          --          18,381        --        7,145          --           4,228
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      674         369           7,193       245        3,623           2           4,018
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........       --          --              --        --           --          --              --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       --          --          42,619        --       43,650          --          21,811
                           -------      ------       ---------    ------      -------      ------         -------
Net investment income
  (expense)..............     (674)      1,947         (68,193)     (245)      (5,026)         (2)        101,828
                           -------      ------       ---------    ------      -------      ------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    8,591      18,142        (261,761)      460       30,893          61          19,491
   Change in unrealized
     appreciation
     (depreciation)......   49,079      58,509       1,525,771    31,206      397,579      14,509           1,540
   Capital gain
     distributions.......       --       1,208              --        --           --          --              --
                           -------      ------       ---------    ------      -------      ------         -------
Net realized and
  unrealized gain (loss)
  on investments.........   57,670      77,859       1,264,010    31,666      428,472      14,570          21,031
                           -------      ------       ---------    ------      -------      ------         -------
Increase (decrease) in
  net assets from
  operations.............  $56,996      79,806       1,195,817    31,421      423,446      14,568         122,859
                           =======      ======       =========    ======      =======      ======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------------------------------
                                       Oppenheimer  Oppenheimer
                                         Capital      Global
                          Oppenheimer  Appreciation Securities                                Oppenheimer Main
                            Capital     Fund/VA --  Fund/VA --  Oppenheimer Oppenheimer Main  Street Small Cap
                          Appreciation   Service      Service   High Income Street Fund/VA --    Fund/VA --
                            Fund/VA       Shares      Shares      Fund/VA    Service Shares    Service Shares
                          ------------ ------------ ----------- ----------- ----------------- ----------------
                                                      Year ended December 31, 2004
                          -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 24,269         202       25,453     414,768         11,629               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     19,808          --           --      13,099             --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     11,522         396        4,930       9,576          4,049              286
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --          --           --          --             --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     39,860          --           --      39,763             --               --
                            --------      ------      -------     -------        -------           ------
Net investment income
  (expense)..............    (46,921)       (194)      20,523     352,330          7,580             (286)
                            --------      ------      -------     -------        -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    207,803         206      129,475      18,847         53,472           17,612
   Change in unrealized
     appreciation
     (depreciation)......    258,456      19,782      258,960      96,133         85,757           41,472
   Capital gain
     distributions.......         --          --           --          --             --               --
                            --------      ------      -------     -------        -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........    466,259      19,988      388,435     114,980        139,229           59,084
                            --------      ------      -------     -------        -------           ------
Increase (decrease) in
  net assets from
  operations.............   $419,338      19,794      408,958     467,310        146,809           58,798
                            ========      ======      =======     =======        =======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          PBHG Insurance Series Fund, Inc.                 PIMCO Variable Insurance Trust
                          ------------------------------   ---------------------------------------------------------------
                                                             Foreign Bond                      Long-Term
                                                            Portfolio (U.S.    High Yield   U.S. Government  Total Return
                                                           Dollar Hedged) --  Portfolio --   Portfolio --    Portfolio --
                          PBHG Growth II   PBHG Large Cap   Administrative   Administrative Administrative  Administrative
                            Portfolio     Growth Portfolio   Class Shares     Class Shares   Class Shares    Class Shares
                          --------------  ---------------- ----------------- -------------- --------------- --------------
                           Year ended December 31, 2004                     Year ended December 31, 2004
                          ------------------------------   ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $     --              --            5,049          128,744         125,786        153,585
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       1,458           2,076               --               --              --            319
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       3,131           3,937              361            2,953           5,021         11,627
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --              --               --               --              --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       1,790           5,180               --               --              --          4,883
                             --------         -------            -----          -------         -------        -------
Net investment income
  (expense)..............      (6,379)        (11,193)           4,688          125,791         120,765        136,756
                             --------         -------            -----          -------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (77,343)        (22,055)              65           25,858           5,026         21,643
   Change in unrealized
     appreciation
     (depreciation)......     106,336         128,928            1,488           21,901          33,698         42,526
   Capital gain
     distributions.......          --              --            1,715               --          47,872         56,597
                             --------         -------            -----          -------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........      28,993         106,873            3,268           47,759          86,596        120,766
                             --------         -------            -----          -------         -------        -------
Increase (decrease) in
  net assets from
  operations.............    $ 22,614          95,680            7,956          173,550         207,361        257,522
                             ========         =======            =====          =======         =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  The Prudential          Rydex Variable
                                Series Fund, Inc.              Trust        Salomon Brothers Variable Series Funds Inc
                          -----------------------------  ----------------- --------------------------------------------
                                                                           Salomon   Salomon    Salomon      Salomon
                                                                           Brothers Brothers    Brothers     Brothers
                          Jennison 20/20                                   Variable Variable    Variable     Variable
                              Focus         Jennison                       All Cap  Investors  Strategic   Total Return
                           Portfolio --   Portfolio --                     Fund --   Fund --  Bond Fund --   Fund --
                             Class II    Class II Shares     OTC Fund      Class II  Class I    Class I      Class I
                          -------------- --------------- ----------------- -------- --------- ------------ ------------
                                    Year ended              Year ended
                                December 31, 2004        December 31, 2004         Year ended December 31, 2004
                          -----------------------------  ----------------- --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $   --           --                 --           358    16,568     46,275        6,995
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         --           --                 --            --     1,486      1,638          627
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........          7            4                507            88     2,947      2,896          710
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --           --                 --            --        --         --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         --           --                 --            --     7,230      4,611        1,757
                              ------           --             ------        ------   -------    -------       ------
Net investment income
  (expense)..............         (7)          (4)              (507)          270     4,905     37,130        3,901
                              ------           --             ------        ------   -------    -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          5            4             (4,523)          101    47,289    (33,076)      11,020
   Change in unrealized
     appreciation
     (depreciation)......        476           56             63,496        12,462    62,713     33,555        3,930
   Capital gain
     distributions.......         --           --                 --            --        --     17,022        5,655
                              ------           --             ------        ------   -------    -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........        481           60             58,973        12,563   110,002     17,501       20,605
                              ------           --             ------        ------   -------    -------       ------
Increase (decrease) in
  net assets from
  operations.............     $  474           56             58,466        12,833   114,907     54,631       24,506
                              ======           ==             ======        ======   =======    =======       ======

                               Van Kampen Life
                              Investment Trust
                          ------------------------

                                         Emerging
                            Comstock      Growth
                          Portfolio -- Portfolio --
                            Class II     Class II
                             Shares       Shares
                          ------------ ------------
                                 Year ended
                              December 31, 2004
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,733           --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        --           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     1,143          224
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --           --
                             ------       ------
Net investment income
  (expense)..............     2,590         (224)
                             ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    21,725          355
   Change in unrealized
     appreciation
     (depreciation)......    73,014       10,753
   Capital gain
     distributions.......        --           --
                             ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    94,739       11,108
                             ------       ------
Increase (decrease) in
  net assets from
  operations.............    97,329       10,884
                             ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                        AIM Variable Insurance Funds
                              --------------------------------------------------------------------------------
                                                           AIM V.I. Capital                        AIM V.I.
                                     AIM V.I. Basic          Appreciation     AIM V.I. Growth   International
                                     Value Fund --         Fund -- Series I  Fund -- Series I   Growth Fund --
                                    Series II shares            shares            shares       Series II shares
                              ---------------------------  ----------------  ----------------  ----------------
                                             Period from      Year ended        Year ended       Period from
                               Year ended    May 1, 2003     December 31,      December 31,      November 15
                              December 31, to December 31, ----------------  ----------------  to December 31,
                                  2004          2003         2004     2003     2004     2003         2004
                              ------------ --------------- -------  -------  -------  -------  ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (466)         (140)     (1,413)  (1,135)  (1,289)  (1,052)          --
   Net realized gain
     (loss) on
     investments.............      1,763           257      14,192    1,003   12,493   (2,148)          (9)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     40,917        13,787      19,002   82,662   13,961   75,890          474
   Capital gain
     distributions...........         --            --          --       --       --       --           --
                                --------       -------     -------  -------  -------  -------       ------
       Increase
         (decrease) in
         net assets from
         operations..........     42,214        13,904      31,781   82,530   25,165   72,690          465
                                --------       -------     -------  -------  -------  -------       ------
From capital
  transactions:
   Net premiums..............    264,000       132,350      92,282  155,448   56,301   81,443       15,195
   Loan interest.............         --            --        (182)    (121)     (37)     (22)          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........         --            --          --       --       --       --           --
     Surrenders..............       (310)           --     (20,845)  (3,798) (30,333)  (4,685)          --
     Capital
       Contributions
       (withdrawal)..........         --            --          --       --       --       --           --
     Loans...................         --            --      (1,038)    (270)    (500)     128           --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (19,419)       (2,670)    (38,823) (37,062) (34,209) (34,462)         (16)
     Transfers (to) from
       the Guarantee
       Account...............     (4,041)       22,155      34,341   68,406      (81)  20,850           69
     Transfers (to) from
       other subaccounts.....     58,814            --     (20,684)     881  (10,774)   8,638           56
                                --------       -------     -------  -------  -------  -------       ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    299,044       151,835      45,051  183,484  (19,633)  71,890       15,304
                                --------       -------     -------  -------  -------  -------       ------
Increase (decrease) in
  net assets.................    341,258       165,739      76,832  266,014    5,532  144,580       15,769
Net assets at beginning
  of year....................    165,739            --     444,620  178,606  337,650  193,070           --
                                --------       -------     -------  -------  -------  -------       ------
Net assets at end of year....   $506,997       165,739     521,452  444,620  343,182  337,650       15,769
                                ========       =======     =======  =======  =======  =======       ======
Changes in units (note
  5):
   Units purchased...........     25,556        13,392      29,207   41,344   15,168   25,877        1,748
   Units redeemed............     (3,118)         (653)    (22,642)  (7,831) (19,209)  (9,254)        (267)
                                --------       -------     -------  -------  -------  -------       ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     22,438        12,739       6,565   33,513   (4,041)  16,623        1,481
                                ========       =======     =======  =======  =======  =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 AIM Variable
                                  Insurance
                              Funds (continued)            The Alger American Fund
                              -----------------  ------------------------------------------
                                                                          Alger American
                               AIM V.I. Premier     Alger American     Small Capitalization
                                Equity Fund --    Growth Portfolio --      Portfolio --
                               Series I shares      Class O Shares        Class O Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2004      2003      2004       2003       2004       2003
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,812      499    (46,794)   (44,138)   (31,338)   (23,050)
   Net realized gain
     (loss) on
     investments.............   14,926   (9,702)  (224,098)  (999,086)   138,855   (263,635)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   31,262  173,684    469,063  2,442,836    330,195  1,103,508
   Capital gain
     distributions...........       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   48,000  164,481    198,171  1,399,612    437,712    816,823
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  128,948  184,600    414,296    493,105    253,145    301,236
   Loan interest.............     (297)     408     (2,363)    (2,114)    12,928     (1,038)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (21,126)      --    (33,736)   (41,422)   (15,732)    (8,826)
     Surrenders..............  (23,345) (20,217)  (189,813)  (383,280)  (104,892)  (151,282)
     Capital
       Contributions
       (withdrawal)..........       --       --         --         --         --         --
     Loans...................  (11,262)    (542)   (13,479)   (19,044)    (5,535)   (15,051)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (59,999) (61,213)  (367,731)  (396,094)  (208,621)  (189,054)
     Transfers (to) from
       the Guarantee
       Account...............    6,200      (15)     2,415    147,514      7,436    198,235
     Transfers (to) from
       other subaccounts.....  (23,920)     (12)  (343,757)        --     88,307         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (4,801) 103,009   (534,168)  (201,335)    27,036    134,220
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   43,199  267,490   (335,997) 1,198,277    464,748    951,043
Net assets at beginning
  of year....................  847,618  580,128  5,319,568  4,121,291  3,073,098  2,122,055
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $890,817  847,618  4,983,571  5,319,568  3,537,846  3,073,098
                              ========  =======  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   25,138   30,807     65,195     46,825    297,387     64,504
   Units redeemed............  (25,852) (14,060)   (97,336)   (58,018)  (298,132)   (54,811)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (714)  16,747    (32,141)   (11,193)      (745)     9,693
                              ========  =======  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------
                                AllianceBernstein     AllianceBernstein   AllianceBernstein    AllianceBernstein
                                Growth and Income    International Value   Premier Growth      Small Cap Growth
                               Portfolio -- Class B  Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              ---------------------  -------------------- -------------------  -------------------
                                    Year ended           Period from         Year ended           Year ended
                                   December 31,         November 15 to      December 31,         December 31,
                              ---------------------      December 31,     -------------------  -------------------
                                 2004        2003            2004           2004       2003      2004       2003
                              ----------  ---------  --------------------  -------   -------    -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   22,973     17,411             --         (1,285)    (1,154)     (567)      (392)
   Net realized gain
     (loss) on
     investments.............    157,502    (25,231)             1          8,770    (21,495)    7,523      9,152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    319,106    898,867            353         32,989    105,677    22,016     59,505
   Capital gain
     distributions...........         --         --             --             --         --        --         --
                              ----------  ---------         ------         -------   -------    -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    499,581    891,047            354         40,474     83,028    28,972     68,265
                              ----------  ---------         ------         -------   -------    -------   -------
From capital
  transactions:
   Net premiums..............    706,462    851,496          5,744         60,554    167,180    25,167     31,396
   Loan interest.............     (2,386)      (278)            --            (37)        --       (46)       (20)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (207,031)    (3,749)            --             --         --        --         --
     Surrenders..............    (72,062)   (59,622)            --         (7,899)    (2,964)   (5,613)    (9,863)
     Capital
       Contributions
       (withdrawal)..........         --         --             --             --         --        --         --
     Loans...................    (23,014)      (887)            --         (5,568)        28    (1,007)        --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (241,931)  (182,508)           (37)       (33,028)   (30,778)  (13,552)   (12,969)
     Transfers (to) from
       the Guarantee
       Account...............     67,531    579,197              1          8,746     11,781     2,659     (3,878)
     Transfers (to) from
       other subaccounts.....     44,033    153,650          7,589        (15,876)     3,466    45,092    (41,472)
                              ----------  ---------         ------         -------   -------    -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    271,602  1,337,299         13,297          6,892    148,713    52,700    (36,806)
                              ----------  ---------         ------         -------   -------    -------   -------
Increase (decrease) in
  net assets.................    771,183  2,228,346         13,651         47,366    231,741    81,672     31,459
Net assets at beginning
  of year....................  4,323,498  2,095,152             --        502,170    270,429   166,949    135,490
                              ----------  ---------         ------         -------   -------    -------   -------
Net assets at end of year.... $5,094,681  4,323,498         13,651        549,536    502,170   248,621    166,949
                              ==========  =========         ======         =======   =======    =======   =======
Changes in units
  (note 5):
   Units purchased...........    238,611    172,252          1,296         32,932     32,241    12,753      6,961
   Units redeemed............   (213,420)   (26,779)            (4)       (32,817)    (5,939)   (6,467)   (10,856)
                              ----------  ---------         ------         -------   -------    -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     25,191    145,473          1,293            114     26,302     6,286     (3,895)
                              ==========  =========         ======         =======   =======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            AllianceBernstein Variable
                               Products Series Fund,
                                 Inc. (continued)                     Dreyfus
                            --------------------------  -----------------------------------
                                                                              The Dreyfus
                                                        Dreyfus Investment     Socially
                                 AllianceBernstein        Portfolios --       Responsible
                                    Technology           Emerging Markets    Growth Fund,
                                   Portfolio --            Portfolio --     Inc. -- Initial
                                      Class B             Initial Shares        Shares
                            --------------------------  ------------------ ----------------
                                          Period from      Period from        Year ended
                             Year ended  May 1, 2003 to   January 1, to      December 31,
                            December 31,  December 31,     November 14,    ----------------
                                2004          2003             2003          2004     2003
                            ------------ -------------- ------------------ -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $   (105)         (15)             (260)         (20)    (216)
 Net realized gain
   (loss) on investments...        693           70            43,296        2,084   (1,469)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     12,270        1,978             1,409        3,126   21,129
 Capital gain
   distributions...........         --           --                --           --       --
                              --------       ------          --------      -------  -------
    Increase (decrease)
     in net assets from
     operations............     12,858        2,033            44,445        5,190   19,444
                              --------       ------          --------      -------  -------
From capital
 transactions:
 Net premiums..............    130,940       21,519            40,835       21,808   27,397
 Loan interest.............         --           --               (66)          (2)      --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........         --           --                --           --       --
   Surrenders..............        (39)          --            (2,488)      (9,005)    (538)
   Capital Contributions
    (withdrawal)...........         --           --                --           --       --
   Loans...................         --           --                25         (289)      --
   Cost of insurance and
    administrative
    expenses (note 4a).....     (4,019)        (522)          (14,404)      (9,900) (12,297)
   Transfers (to) from
    the Guarantee Account..     (2,941)       4,881           (75,051)         (13)   4,808
   Transfers (to) from
    other subaccounts......      1,011           --           (54,272)      (7,315)      --
                              --------       ------          --------      -------  -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............    124,952       25,878          (105,421)      (4,716)  19,370
                              --------       ------          --------      -------  -------
Increase (decrease) in
 net assets................    137,810       27,911           (60,976)         474   38,814
Net assets at beginning
 of year...................     27,911           --            60,976      100,224   61,410
                              --------       ------          --------      -------  -------
Net assets at end of year..   $165,721       27,911                --      100,698  100,224
                              ========       ======          ========      =======  =======
Changes in units
 (note 5):
 Units purchased...........     10,965        2,146             2,838        4,624    6,100
 Units redeemed............     (1,199)         (46)           (9,498)      (5,397)  (2,396)
                              --------       ------          --------      -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................      9,766        2,100            (6,660)        (772)   3,704
                              ========       ======          ========      =======  =======


                                          Eaton Vance Variable Trust
                            ------------------------------------------------------



                                                               VT Worldwide
                                 VT Floating-Rate                 Health
                                    Income Fund                Sciences Fund
                            --------------------------  --------------------------
                                          Period from                 Period from
                             Year ended  May 1, 2003 to  Year ended  May 1, 2003 to
                            December 31,  December 31,  December 31,  December 31,
                                2004          2003          2004          2003
                            ------------ -------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    11,915           512          (368)          (60)
 Net realized gain
   (loss) on investments...       184           105           418            43
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       465           301        16,003         5,390
 Capital gain
   distributions...........        --            --            --            --
                              -------       -------       -------       -------
    Increase (decrease)
     in net assets from
     operations............    12,564           918        16,053         5,373
                              -------       -------       -------       -------
From capital
 transactions:
 Net premiums..............   393,265       181,507       140,714       104,693
 Loan interest.............        --            --             2            --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........        --            --            --            --
   Surrenders..............   (24,143)           --          (741)           --
   Capital Contributions
    (withdrawal)...........        --            --            --            --
   Loans...................        --            --             3            --
   Cost of insurance and
    administrative
    expenses (note 4a).....   (11,683)         (713)      (10,139)       (1,190)
   Transfers (to) from
    the Guarantee Account..     1,007          (216)       35,289        37,212
   Transfers (to) from
    other subaccounts......   147,073            --        (2,864)           --
                              -------       -------       -------       -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   505,519       180,578       162,264       140,715
                              -------       -------       -------       -------
Increase (decrease) in
 net assets................   518,083       181,496       178,317       146,088
Net assets at beginning
 of year...................   181,496            --       146,088            --
                              -------       -------       -------       -------
Net assets at end of year..   699,579       181,496       324,405       146,088
                              =======       =======       =======       =======
Changes in units
 (note 5):
 Units purchased...........    62,024        17,817        15,292        12,272
 Units redeemed............   (13,197)          (91)       (2,010)         (103)
                              -------       -------       -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................    48,827        17,726        13,282        12,169
                              =======       =======       =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Evergreen Variable
                                Annuity Trust                     Federated Insurance Series
                              ------------------ ------------------------------------------------------------
                                                       Federated                            Federated High
                                 Evergreen VA      American Leaders        Federated          Income Bond
                                Omega Fund --         Fund II --        Capital Income        Fund II --
                                   Class 2          Primary Shares          Fund II         Primary Shares
                              ------------------ --------------------  ----------------  --------------------
                                 Period from          Year ended          Year ended          Year ended
                                April 30, 2004       December 31,        December 31,        December 31,
                               to December 31,   --------------------  ----------------  --------------------
                                     2004           2004       2003      2004     2003      2004       2003
                              ------------------ ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $    --           6,209      6,671   19,878   30,091     89,292     78,512
   Net realized gain
     (loss) on
     investments.............           90          81,123    (72,754) (73,269) (81,386)    39,179    164,788
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        2,310          41,099    394,509  124,637  153,220     (3,926)    51,126
   Capital gain
     distributions...........           --              --         --       --       --         --         --
                                   -------       ---------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........        2,400         128,431    328,426   71,246  101,925    124,545    294,426
                                   -------       ---------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............           --          66,590     76,932   36,733   40,639     85,687    102,595
   Loan interest.............           --            (959)      (252)    (265)    (469)      (769)    (4,673)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --          (1,620)        --   (3,930)  (1,308)   (16,807)        --
     Surrenders..............           --        (178,369)   (61,255) (17,295) (14,611)  (137,467)   (41,422)
     Capital
       Contributions
       (withdrawal)..........           --              --         --       --       --         --         --
     Loans...................           --          (1,615)     2,542   (1,997)  (3,359)     1,249      5,158
     Cost of insurance
       and
       administrative
       expenses (note 4a)....         (313)        (72,469)   (72,831) (40,512) (41,179)   (96,980)   (99,560)
     Transfers (to) from
       the Guarantee
       Account...............        7,483         (17,402)   119,372      629   15,979    (20,780)   (21,084)
     Transfers (to) from
       other subaccounts.....       24,435         (18,300)        --  146,176       --    (19,136)        --
                                   -------       ---------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       31,605        (224,144)    64,508  119,539   (4,308)  (205,003)   (58,986)
                                   -------       ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................       34,005         (95,713)   392,934  190,785   97,617    (80,458)   235,440
Net assets at beginning
  of year....................           --       1,602,905  1,209,971  633,802  536,185  1,515,164  1,279,724
                                   -------       ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year....      $34,005       1,507,192  1,602,905  824,587  633,802  1,434,706  1,515,164
                                   =======       =========  =========  =======  =======  =========  =========
Changes in units
  (note 5):
   Units purchased...........        4,332          97,376     14,303   55,654    4,903     76,939      8,165
   Units redeemed............       (1,164)       (110,122)   (10,281) (46,016)  (5,378)   (88,948)   (10,122)
                                   -------       ---------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........        3,168         (12,746)     4,022    9,638     (475)   (12,009)    (1,957)
                                   =======       =========  =========  =======  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                              -----------------------------------------------------------
                                                   Federated
                                Federated High   International
                                 Income Bond         Small         Federated Kaufmann
                              Fund II -- Service    Company        Fund II -- Service
                                    Shares          Fund II              Shares
                              -----------------  ------------- --------------------------
                                  Year ended      Period from                Period from
                                 December 31,    January 1, to  Year ended  May 1, 2003 to
                              -----------------  November 14,  December 31,  December 31,
                                2004      2003       2003          2004          2003
                              --------  -------  ------------- ------------ --------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 51,638   24,857        (208)        (965)         (186)
   Net realized gain
     (loss) on
     investments.............   17,034    5,496      10,739        9,973           149
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   15,409   59,948      13,484       68,372        16,599
   Capital gain
     distributions...........       --       --          --           --            --
                              --------  -------     -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   84,081   90,301      24,015       77,380        16,562
                              --------  -------     -------      -------       -------
From capital
  transactions:
   Net premiums..............  270,927  294,094      40,711      298,931       245,565
   Loan interest.............       (1)      --          --          (34)           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --       --          --           --            --
     Surrenders..............  (41,097) (23,436)    (10,157)          (5)           --
     Capital
       Contributions
       (withdrawal)..........       --       --          --           --            --
     Loans...................      (26)  40,953          --       (1,991)           --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (41,259) (35,761)     (4,549)     (15,925)       (2,140)
     Transfers (to) from
       the Guarantee
       Account...............  (36,731)  52,593     (37,229)      12,974        41,862
     Transfers (to) from
       other subaccounts.....  (38,908)  85,473     (55,789)      27,881         8,270
                              --------  -------     -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  112,905  413,916     (67,013)     321,831       293,557
                              --------  -------     -------      -------       -------
Increase (decrease) in
  net assets.................  196,986  504,217     (42,998)     399,211       310,119
Net assets at beginning
  of year....................  789,659  285,442      42,998      310,119            --
                              --------  -------     -------      -------       -------
Net assets at end of year.... $986,645  789,659          --      709,330       310,119
                              ========  =======     =======      =======       =======
Changes in units
  (note 5):
   Units purchased...........   37,493   42,256       5,012       31,032        23,282
   Units redeemed............  (28,339)  (5,307)    (13,302)      (7,907)         (170)
                              --------  -------     -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    9,153   36,949      (8,290)      23,125        23,112
                              ========  =======     =======      =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           Fidelity Variable Insurance Products Fund
                              ------------------------------------------------------------------
                                                            VIP Asset
                                                           Manager/SM/
                                VIP Asset Manager/SM/     Portfolio --       VIP Contrafund(R)
                              Portfolio -- Initial Class Service Class 2 Portfolio -- Initial Class
                              ------------------------   --------------- ------------------------
                                                           Period from
                                                            April 30,
                               Year ended    Year ended      2004 to      Year ended    Year ended
                              December 31,  December 31,  December 31,   December 31,  December 31,
                                  2004          2003          2004           2004          2003
                              ------------  ------------ --------------- ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  132,417       216,837          --         (104,098)      (68,922)
   Net realized gain
     (loss) on
     investments.............     (74,545)     (302,483)          2          602,682      (281,413)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     261,181     1,364,117       1,327        1,547,898     3,361,070
   Capital gain
     distributions...........          --            --          --               --            --
                               ----------    ----------      ------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........     319,053     1,278,471       1,329        2,046,482     3,010,735
                               ----------    ----------      ------       ----------    ----------
From capital
  transactions:
   Net premiums..............     363,501       331,271      32,011          657,363       702,742
   Loan interest.............       7,040         4,540          --           22,649        13,789
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (277,394)      (82,195)         --         (106,903)      (61,533)
     Surrenders..............    (343,264)     (373,759)         --         (696,994)     (403,913)
     Capital
       Contributions
       (withdrawal)..........          --            --          --               --            --
     Loans...................    (179,982)      (49,062)         --          (30,872)      (41,994)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (263,006)     (315,793)       (278)        (638,663)     (631,092)
     Transfers (to) from
       the Guarantee
       Account...............       9,760    (1,059,245)         64           12,975       775,131
     Transfers (to) from
       other subaccounts.....     181,840            --          --          776,311            --
                               ----------    ----------      ------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (501,505)   (1,544,243)     31,797           (4,134)      353,130
                               ----------    ----------      ------       ----------    ----------
Increase (decrease) in
  net assets.................    (182,452)     (265,772)     33,126        2,042,348     3,363,865
Net assets at beginning
  of year....................   7,867,352     8,133,124          --       14,379,070    11,015,205
                               ----------    ----------      ------       ----------    ----------
Net assets at end of year....  $7,684,900     7,867,352      33,126       16,421,418    14,379,070
                               ==========    ==========      ======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........      39,308        11,474       3,195          199,450        49,259
   Units redeemed............     (57,114)      (65,179)        (30)        (199,312)      (36,707)
                               ----------    ----------      ------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (17,806)      (53,705)      3,166              138        12,552
                               ==========    ==========      ======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------
                                                                   VIP Dynamic                VIP Equity-
                                VIP Contrafund(R)              Capital Appreciation             Income
                              Portfolio -- Service Class 2 Portfolio -- Service Class 2 Portfolio -- Initial Class
                              ---------------------------  ---------------------------  -------------------------
                                    Year ended                            Period from         Year ended
                                   December 31,             Year ended    May 1, 2003        December 31,
                              ---------------------------  December 31, to December 31, -------------------------
                                 2004           2003           2004          2003          2004          2003
                               ----------     ---------    ------------ ---------------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (2,969)       (1,547)          (17)           (3)         89,383       114,929
   Net realized gain
     (loss) on
     investments.............    137,359        17,975           (15)            5         444,909      (740,380)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    271,633       427,378         1,018           114       1,186,892     4,689,747
   Capital gain
     distributions...........         --            --            --            --          66,469            --
                               ----------     ---------       ------         -----       ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    406,023       443,806           986           116       1,787,653     4,064,296
                               ----------     ---------       ------         -----       ----------   ----------
From capital
  transactions:
   Net premiums..............    824,948       870,674        44,128           143         690,490       754,274
   Loan interest.............     (2,006)          (94)           --            --         (11,867)       (9,488)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (163,231)           --            --            --        (244,046)     (174,536)
     Surrenders..............    (86,031)      (17,224)           --            --      (1,202,657)     (827,311)
     Capital
       Contributions
       (withdrawal)..........         --            --            --            --              --            --
     Loans...................     (3,073)         (767)           --            --         (95,506)      (59,369)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (188,814)     (137,779)         (986)          (68)       (695,840)     (689,066)
     Transfers (to) from
       the Guarantee
       Account...............     17,313       260,091         1,060         1,914          (9,815)      491,548
     Transfers (to) from
       other subaccounts.....     46,484       227,938            --            --         242,561            --
                               ----------     ---------       ------         -----       ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    445,590     1,202,839        44,202         1,989      (1,326,680)     (513,948)
                               ----------     ---------       ------         -----       ----------   ----------
Increase (decrease) in
  net assets.................    851,613     1,646,645        45,188         2,105         460,973     3,550,348
Net assets at beginning
  of year....................  2,499,912       853,267         2,105            --      18,143,543    14,593,195
                               ----------     ---------       ------         -----       ----------   ----------
Net assets at end of year.... $3,351,525     2,499,912        47,293         2,105      18,604,516    18,143,543
                               ==========     =========       ======         =====       ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    127,757       161,828         3,832           183          81,541        28,219
   Units redeemed............    (84,993)      (18,920)         (101)           (6)       (111,303)      (45,279)
                               ----------     ---------       ------         -----       ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     42,764       142,908         3,730           177         (29,762)      (17,060)
                               ==========     =========       ======         =====       ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------
                                VIP Equity-Income        VIP Growth &        VIP Growth &
                                   Portfolio --       Income Portfolio --  Income Portfolio --
                                 Service Class 2         Initial Class      Service Class 2
                              ---------------------  --------------------  ------------------
                                    Year ended            Year ended          Year ended
                                   December 31,          December 31,        December 31,
                              ---------------------  --------------------  ------------------
                                 2004        2003       2004       2003      2004      2003
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   34,435     19,036      2,521      6,078    3,046     1,654
   Net realized gain
     (loss) on
     investments.............     82,225       (727)    43,725    (86,888)  15,412       459
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    232,291    522,702     43,605    456,286   19,971    88,825
   Capital gain
     distributions...........     10,604         --         --         --       --        --
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    359,555    541,011     89,851    375,476   38,429    90,938
                              ----------  ---------  ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............    779,185    891,543    192,020    243,747  280,127   272,347
   Loan interest.............       (766)      (434)        44     (2,076)    (158)      (26)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (10,558)   (13,308)        --    (14,266)      --        --
     Surrenders..............    (84,414)   (28,725)  (425,140)  (109,964) (43,877)   (4,177)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --       --        --
     Loans...................     (9,044)    (4,139)    (2,495)   (15,651)  (1,775)     (353)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (173,180)  (117,766)  (166,762)  (193,257) (59,634)  (47,525)
     Transfers (to) from
       the Guarantee
       Account...............     86,892    179,900    (19,627)   295,294   14,880    35,727
     Transfers (to) from
       other subaccounts.....     48,206    102,982    (32,261)        --  (46,413)   34,448
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    636,321  1,010,053   (454,221)   203,827  143,150   290,441
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................    995,876  1,551,064   (364,370)   579,303  181,579   381,379
Net assets at beginning
  of year....................  2,745,436  1,194,372  2,270,902  1,691,599  630,414   249,035
                              ----------  ---------  ---------  ---------  -------   -------
Net assets at end of year.... $3,741,312  2,745,436  1,906,532  2,270,902  811,993   630,414
                              ==========  =========  =========  =========  =======   =======
Changes in units
  (note 5):
   Units purchased...........    121,568    129,855     77,991     35,833   43,508    41,803
   Units redeemed............    (63,609)   (17,964)  (107,892)   (22,896) (27,952)   (6,408)
                              ----------  ---------  ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser
     periods ended
     December 31, 2004
     and 2003................     57,959    111,891    (29,901)    12,937   15,556    35,395
                              ==========  =========  =========  =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------
                                  VIP Growth
                                 Opportunities          VIP Growth             VIP Growth
                                 Portfolio --          Portfolio --           Portfolio --
                                 Initial Class         Initial Class         Service Class 2
                              ------------------  ----------------------  --------------------
                                  Year ended            Year ended             Year ended
                                 December 31,          December 31,           December 31,
                              ------------------  ----------------------  --------------------
                                2004      2003       2004        2003        2004       2003
                              --------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,060)     (850)    (94,196)    (86,996)    (5,041)    (4,079)
   Net realized gain
     (loss) on
     investments.............    4,733  (101,283)     10,876    (786,181)    36,076    (27,469)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   32,299   258,120     374,135   4,172,451     12,869    337,495
   Capital gain
     distributions...........       --        --          --          --         --         --
                              --------  --------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   34,972   155,987     290,815   3,299,274     43,904    305,947
                              --------  --------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............   62,585    91,081     838,064     926,430    418,270    315,685
   Loan interest.............   (1,640)     (864)    (21,505)    (19,122)      (237)        32
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --      (610)   (144,570)   (104,863)      (245)        --
     Surrenders..............  (18,611)  (21,779)   (740,199)   (481,806)   (61,263)   (14,204)
     Capital
       Contributions
       (withdrawal)..........       --        --          --          --         --         --
     Loans...................     (109)  (45,674)   (148,013)    (73,087)    (7,487)    (2,792)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (41,473)  (51,890)   (647,775)   (670,947)  (116,087)   (97,830)
     Transfers (to) from
       the Guarantee
       Account...............   (2,120)  (33,821)      1,781       7,931      5,559     84,228
     Transfers (to) from
       other subaccounts.....  (73,781)       --    (133,716)         --     18,050     87,259
                              --------  --------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,149)  (63,557)   (995,933)   (415,464)   256,560    372,378
                              --------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  (40,177)   92,430    (705,118)  2,883,810    300,464    678,325
Net assets at beginning
  of year....................  615,014   522,584  13,745,955  10,862,145  1,429,761    751,436
                              --------  --------  ----------  ----------  ---------  ---------
Net assets at end of year.... $574,837   615,014  13,040,837  13,745,955  1,730,225  1,429,761
                              ========  ========  ==========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   13,812    12,875      46,364      16,456    112,915     82,712
   Units redeemed............  (20,506)  (18,363)    (69,283)    (30,503)   (76,446)   (19,695)
                              --------  --------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   (6,693)   (5,488)    (22,919)    (14,047)    36,469     63,017
                              ========  ========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------
                                                                               VIP Value
                                   VIP Mid Cap            VIP Overseas        Strategies
                                   Portfolio --           Portfolio --       Portfolio --
                                 Service Class 2         Initial Class      Service Class 2
                              ---------------------  ---------------------  ---------------
                                    Year ended             Year ended         Period from
                                   December 31,           December 31,       April 30, to
                              ---------------------  ---------------------   December 31,
                                 2004        2003       2004        2003         2004
                              ----------  ---------  ----------  ---------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (18,088)    (2,423)       (518)   (20,875)         (1)
   Net realized gain
     (loss) on
     investments.............    185,885     20,879     612,049    730,884       1,923
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    644,900    517,047     120,841    918,089       7,546
   Capital gain
     distributions...........         --         --          --         --          --
                              ----------  ---------  ----------  ---------      ------
       Increase
         (decrease) in
         net assets from
         operations..........    812,697    535,503     732,372  1,628,098       9,468
                              ----------  ---------  ----------  ---------      ------
From capital
  transactions:
   Net premiums..............    633,627    692,811     231,625    230,334      26,947
   Loan interest.............     (2,018)        63      (4,633)     3,003          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (177,891)    (3,109)    (27,521)   (44,858)         --
     Surrenders..............    (76,518)    (8,314)   (173,653)  (100,934)         --
     Capital
       Contributions
       (withdrawal)..........         --         --          --         --          --
     Loans...................    (36,062)    (8,494)    (14,984)  (137,599)         --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (197,702)  (110,374)   (192,407)  (161,817)       (792)
     Transfers (to) from
       the Guarantee
       Account...............    102,064    514,518     (19,074)   156,781          76
     Transfers (to) from
       other subaccounts.....  1,086,773     21,280  (1,815,018)        --      54,360
                              ----------  ---------  ----------  ---------      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,332,273  1,098,381  (2,015,665)   (55,090)     80,591
                              ----------  ---------  ----------  ---------      ------
Increase (decrease) in
  net assets.................  2,144,970  1,633,884  (1,283,293) 1,573,008      90,059
Net assets at beginning
  of year....................  2,413,946    780,062   6,716,871  5,143,863          --
                              ----------  ---------  ----------  ---------      ------
Net assets at end of year.... $4,558,916  2,413,946   5,433,578  6,716,871      90,059
                              ==========  =========  ==========  =========      ======
Changes in units
  (note 5):
   Units purchased...........    187,169    121,130     431,110     41,495      13,348
   Units redeemed............    (92,015)   (13,206)   (526,831)   (71,086)     (5,437)
                              ----------  ---------  ----------  ---------      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     95,154    107,924     (95,721)   (29,591)      7,911
                              ==========  =========  ==========  =========      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                 GE Investments Funds, Inc.
                              ---------------------------------------------------------------
                                 Global Income                               International
                                     Fund              Income Fund            Equity Fund
                              ------------------  ---------------------  --------------------
                                  Year ended            Year ended            Year ended
                                 December 31,          December 31,          December 31,
                              ------------------  ---------------------  --------------------
                                 2004      2003      2004        2003       2004       2003
                              ---------  -------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  26,041   11,712     136,494    204,380      4,919        976
   Net realized gain
     (loss) on
     investments.............  (139,976)  70,241      52,248   (151,354)   129,380     17,556
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   162,963  (29,701)   (116,092)    41,387     44,683    263,362
   Capital gain
     distributions...........        --       --      32,765     70,810         --         --
                              ---------  -------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    49,028   52,252     105,415    165,223    178,982    281,894
                              ---------  -------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    29,973   35,397     356,833    410,319     95,564    114,583
   Loan interest.............      (109)  (4,664)    (12,038)   (18,170)    (2,777)    (1,893)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --       --     (11,121)   (15,959)   (24,558)        --
     Surrenders..............   (17,602) (30,813)   (118,871)   (86,798)  (111,190)   (17,054)
     Capital
       Contributions
       (withdrawal)..........        --       --  (1,573,483)        --         --         --
     Loans...................       106   (2,985)    (72,460)   (28,824)   (11,354)   (14,972)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (33,261) (36,474)   (219,090)  (318,819)   (63,388)   (49,927)
     Transfers (to) from
       the Guarantee
       Account...............     4,852   84,218      41,889   (568,326)      (338)   (66,465)
     Transfers (to) from
       other subaccounts.....    85,240       --    (603,347)   (15,190)   275,723         --
                              ---------  -------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    69,199   44,679  (2,211,688)  (641,767)   157,682    (35,728)
                              ---------  -------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   118,227   96,931  (2,106,273)  (476,544)   336,664    246,166
Net assets at beginning
  of year....................   494,091  397,160   5,395,130  5,871,674  1,084,598    838,432
                              ---------  -------  ----------  ---------  ---------  ---------
Net assets at end of year.... $ 612,318  494,091   3,288,857  5,395,130  1,421,262  1,084,598
                              =========  =======  ==========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........    30,315   13,086      77,594     50,065    161,216     13,465
   Units redeemed............   (24,632)  (8,945)   (120,637)   (91,802)  (149,525)   (18,516)
                              ---------  -------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     5,683    4,141     (43,042)   (41,737)    11,691     (5,051)
                              =========  =======  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------------------
                                     Mid-Cap                  Money             Premier Growth          Real Estate
                                   Equity Fund             Market Fund            Equity Fund         Securities Fund
                              ---------------------  ----------------------  --------------------  --------------------
                                    Year ended             Year ended             Year ended            Year ended
                                   December 31,           December 31,           December 31,          December 31,
                              ---------------------  ----------------------  --------------------  --------------------
                                 2004        2003       2004        2003        2004       2003       2004       2003
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   21,544     31,392      16,690     (37,361)     1,535    (12,083)   246,734     80,270
   Net realized gain
     (loss) on
     investments.............    386,581    (26,693)        162          43    223,031     62,724    262,991     59,056
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (128,725) 1,170,482        (217)         11    (21,576)   549,651    430,459    537,726
   Capital gain
     distributions...........    523,881         --          --          --         --         --    437,612    156,857
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    803,281  1,175,181      16,635     (37,307)   202,990    600,292  1,377,796    833,909
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    782,847    802,222   4,032,061   6,238,998    443,560    670,202    536,026    317,612
   Loan interest.............     (1,401)    (1,020)    (81,021)    (28,241)    (1,377)      (586)    (4,498)    (4,353)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (62,988)      (211)   (628,403)   (384,796)   (58,876)    (2,165)    (9,260)    (5,717)
     Surrenders..............   (318,610)  (135,645) (5,561,912) (1,696,042)   (49,576)   (93,289)  (176,140)  (157,784)
     Capital
       Contributions
       (withdrawal)..........         --         --          (2)     (5,968)        --         --         --         --
     Loans...................    (41,514)   (29,471)     12,225    (969,004)   (13,229)        (8)   (21,343)   (45,728)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (310,566)  (274,390) (1,324,015) (1,618,992)  (255,254)  (227,747)  (232,625)  (180,697)
     Transfers (to) from
       the Guarantee
       Account...............    (42,688)   802,971  (1,287,698) (4,828,837)    18,311    791,998     57,569    748,880
     Transfers (to) from
       other subaccounts.....   (242,570)   (91,740)   (997,928) (1,201,096)   (94,915)   (58,020)   840,219     56,840
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (237,490) 1,072,716  (5,836,693) (4,493,978)   (11,356) 1,080,385    989,948    729,053
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    565,791  2,247,897  (5,820,058) (4,531,285)   191,634  1,680,677  2,367,744  1,562,962
Net assets at beginning
  of year....................  5,498,447  3,250,550  24,016,589  28,547,874  3,345,175  1,664,498  3,729,836  2,166,874
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,064,238  5,498,447  18,196,531  24,016,589  3,536,809  3,345,175  6,097,580  3,729,836
                              ==========  =========  ==========  ==========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........    219,686    111,153   2,957,541     196,763    152,065    170,883    115,819     56,835
   Units redeemed............   (219,184)   (35,606) (3,263,323)   (435,502)  (153,730)   (44,294)   (66,868)   (19,520)
                              ----------  ---------  ----------  ----------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........        502     75,547    (305,782)   (238,739)    (1,666)   126,589     48,951     37,315
                              ==========  =========  ==========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------------------
                                     S&P 500(R)           Small-Cap Value
                                     Index Fund             Equity Fund        Total Return Fund     U.S. Equity Fund
                              -----------------------  --------------------  --------------------  --------------------
                                     Year ended             Year ended            Year ended            Year ended
                                    December 31,           December 31,          December 31,          December 31,
                              -----------------------  --------------------  --------------------  --------------------
                                  2004        2003        2004       2003       2004       2003       2004       2003
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   230,161     127,734    152,266     (2,003)    41,875     16,667     17,860      5,025
   Net realized gain
     (loss) on
     investments.............     496,012  (1,222,671)   137,618      8,592     71,070    (49,039)    27,093    (54,005)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,464,988   5,827,406     18,464    315,313    304,017    784,107    121,741    449,227
   Capital gain
     distributions...........          --          --     60,143         --     71,633         --         --         --
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,191,161   4,732,469    368,491    321,902    488,595    751,735    166,694    400,247
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,334,002   3,266,864    577,633    528,997  1,712,729    672,822    269,103    378,735
   Loan interest.............     (25,616)    (14,879)    13,599       (198)    (6,114)    (5,868)    (7,407)    (9,008)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,495)    (61,023)   (79,387)       (49)   (17,162)   (64,203)   (27,819)   (16,677)
     Surrenders..............  (2,044,107)   (783,229)   (37,962)    (9,677)  (252,069)   (96,069)   (66,669)  (100,444)
     Capital
       Contributions
       (withdrawal)..........          --          --         --         --         --         --         --         --
     Loans...................      66,526    (112,273)    (5,979)    25,732    (85,156)   (18,934)   (22,042)    (3,563)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (1,767,356) (1,715,408)  (143,138)  (102,102)  (329,335)  (256,486)  (156,918)  (162,713)
     Transfers (to) from
       the Guarantee
       Account...............     210,203     597,655     41,186    498,058    251,769    322,651     88,714    104,013
     Transfers (to) from
       other subaccounts.....      96,707     269,848    295,973     26,038    504,093         --    105,064      6,547
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (330,136)  1,447,555    661,925    966,799  1,778,755    553,913    182,026    196,890
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   1,861,025   6,180,024  1,030,416  1,288,701  2,267,350  1,305,648    348,720    597,137
Net assets at beginning
  of year....................  22,827,343  16,647,319  2,077,548    788,847  5,100,365  3,794,717  2,136,801  1,539,664
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $24,688,368  22,827,343  3,107,964  2,077,548  7,367,715  5,100,365  2,485,521  2,136,801
                              ===========  ==========  =========  =========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........     408,676     291,056    454,669     97,657    184,055     50,425     61,475     50,789
   Units redeemed............    (331,510)   (119,231)  (405,476)   (10,988)   (36,669)   (14,671)   (43,565)   (25,611)
                              -----------  ----------  ---------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........      77,165     171,825     49,193     86,669    147,387     35,754     17,910     25,178
                              ===========  ==========  =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                GE Investments
                              Funds, Inc. (continued) Goldman Sachs Variable Insurance Trust
                              ----------------------  --------------------------------------
                                                        Goldman Sachs       Goldman Sachs
                                                         Growth and            Mid Cap
                              Value Equity Fund          Income Fund         Value Fund
                              ----------------------  ----------------  --------------------
                                  Year ended             Year ended          Year ended
                                 December 31,           December 31,        December 31,
                              ----------------------  ----------------  --------------------
                                2004         2003       2004     2003      2004       2003
                               --------     -------   -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,259       8,530      4,758    1,163    188,732     (3,245)
   Net realized gain
     (loss) on
     investments.............   24,172          65     28,662   (9,874)   522,475     27,152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   46,721     116,846     32,504   60,964    113,284    804,482
   Capital gain
     distributions...........       --          --         --       --    308,125     45,545
                               --------     -------   -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   80,152     125,441     65,924   52,253  1,132,616    873,934
                               --------     -------   -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  159,721     332,373     23,278   24,368    195,807    207,425
   Loan interest.............        9         (78)    (1,166)      25      2,058     (6,323)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (19,466)         --         --       --     (1,024)   (46,923)
     Surrenders..............   (8,926)     (8,797)    (4,996)  (6,495)  (104,261)  (107,404)
     Capital
       Contributions
       (withdrawal)..........       --          --         --       --         --         --
     Loans...................   (1,803)       (823)    (4,250)     192     83,717   (220,363)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (54,444)    (43,329)   (18,134) (18,496)  (194,848)  (176,839)
     Transfers (to) from
       the Guarantee
       Account...............   51,203     130,597     (5,666)     376    (18,179)   414,896
     Transfers (to) from
       other subaccounts.....  (91,413)     (1,724)   262,424       --    275,624         --
                               --------     -------   -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   34,881     408,219    251,490      (30)   238,894     64,469
                               --------     -------   -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  115,033     533,660    317,414   52,223  1,371,510    938,403
Net assets at beginning
  of year....................  819,535     285,875    293,674  241,451  4,613,293  3,674,890
                               --------     -------   -------  -------  ---------  ---------
Net assets at end of year.... $934,568     819,535    611,088  293,674  5,984,803  4,613,293
                               ========     =======   =======  =======  =========  =========
Changes in units
  (note 5):
   Units purchased...........   29,057      55,089     74,625    7,488    293,075     24,407
   Units redeemed............  (25,154)     (6,834)   (48,032)  (7,850)  (280,191)   (28,150)
                               --------     -------   -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    3,903      48,255     26,593     (362)    12,884     (3,743)
                               ========     =======   =======  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Greenwich Street Series Fund                         Janus Aspen Series
                              --------------------------   -----------------------------------------------------------------
                               Salomon Brothers Variable                                                Capital Appreciation
                               Aggressive Growth Fund --   Balanced Portfolio --  Balanced Portfolio --     Portfolio --
                                       Class II             Institutional Shares     Service Shares     Institutional Shares
                              --------------------------   ---------------------  --------------------  --------------------
                                             Period from         Year ended            Year ended            Year ended
                               Year ended   May 1, 2003 to      December 31,          December 31,          December 31,
                              December 31,   December 31,  ---------------------  --------------------  --------------------
                                  2004           2003         2004        2003       2004       2003       2004       2003
                              ------------  -------------- ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    (76)           (5)       103,454    112,813     70,474     40,961    (19,849)   (13,741)
   Net realized gain
     (loss) on
     investments.............       (182)          141        125,183   (133,647)    41,885     (7,009)   (60,132)  (467,812)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     12,363         3,500        381,456  1,145,746    161,535    293,165    571,902  1,099,246
   Capital gain
     distributions...........         --            --             --         --         --         --         --         --
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     12,105         3,636        610,093  1,124,912    273,894    327,117    491,921    617,693
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    100,849        67,667        457,308    619,056    533,572    579,222    317,008    438,509
   Loan interest.............         --            --        (15,227)   (15,491)      (795)      (572)    (1,581)    (1,508)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........         --            --       (204,479)  (136,140)      (226)    (1,475)    (6,895)    (7,418)
     Surrenders..............        (40)           --       (477,955)  (197,895)  (120,310)   (22,958)  (398,903)  (369,621)
     Capital
       Contributions
       (withdrawal)..........         --            --             --         --         --         --         --         --
     Loans...................       (754)           --        (93,368)   (32,690)    (5,420)    (4,009)    (4,679)       574
     Cost of insurance
       and
       administrative
       expenses (note 4a)....     (7,256)         (922)      (501,992)  (590,913)  (223,490)  (199,028)  (259,431)  (309,352)
     Transfers (to) from
       the Guarantee
       Account...............       (106)        1,294         (1,208)  (345,029)   119,975    370,271      9,060   (491,128)
     Transfers (to) from
       other subaccounts.....      4,592            --       (630,668)        --    159,271    127,765   (248,556)        --
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     97,285        68,039     (1,467,589)  (699,102)   462,577    849,216   (593,977)  (739,944)
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    109,390        71,675       (857,496)   425,810    736,471  1,176,333   (102,056)  (122,251)
Net assets at beginning
  of year....................     71,675            --      9,309,506  8,883,696  3,123,213  1,946,880  3,288,292  3,410,543
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year....   $181,065        71,675      8,452,010  9,309,506  3,859,684  3,123,213  3,186,236  3,288,292
                                ========        ======     ==========  =========  =========  =========  =========  =========
Changes in units
  (note 5):
   Units purchased...........      8,765         5,722         44,650     34,029    117,007    116,865     26,612     22,546
   Units redeemed............     (1,286)          (77)      (106,122)   (63,934)   (72,112)   (25,196)   (54,328)   (60,877)
                                --------        ------     ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........      7,479         5,645        (61,472)   (29,905)    44,895     91,669    (27,716)   (38,331)
                                ========        ======     ==========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                             Janus Aspen Series (continued)
                                    -------------------------------------------------------------------------------
                                         Capital             Flexible            Global Life           Global
                                       Appreciation           Income              Sciences           Technology
                                       Portfolio --        Portfolio --         Portfolio --        Portfolio --
                                      Service Shares   Institutional Shares    Service Shares      Service Shares
                                    -----------------  --------------------  ------------------  ------------------
                                        Year ended          Year ended           Year ended          Year ended
                                       December 31,        December 31,         December 31,        December 31,
                                    -----------------  --------------------  ------------------  ------------------
                                      2004      2003      2004       2003      2004      2003      2004      2003
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,555)    (492)    53,947     46,649    (5,069)   (3,909)   (2,870)   (1,987)
   Net realized gain
     (loss) on
     investments...................   13,842   (5,547)     8,929   (120,025)   64,379   (76,721) (151,401) (100,932)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   81,757   66,743    (38,149)   150,336    49,692   227,912   125,931   202,565
   Capital gain
     distributions.................       --       --      8,679         --        --        --        --        --
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations................   94,044   60,704     33,406     76,960   109,002   147,282   (28,340)   99,646
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
From capital
  transactions:
   Net premiums....................  186,180  200,567     76,990    118,538    34,741    41,481    40,897    44,573
   Loan interest...................     (109)     (81)       389     (3,189)   (1,093)    2,211      (374)     (208)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................       --       --         --    (22,749)     (885)       --        --        --
     Surrenders....................  (28,661)  (1,036)   (28,134)   (68,539)  (17,294)     (239)  (18,665)   (7,394)
     Capital
       Contributions
       (withdrawal)................       --       --         --         --        --        --        --        --
     Loans.........................     (238)    (771)   (21,600)     6,764    (8,891)  (18,884)   (4,752)     (462)
     Cost of insurance
       and
       administrative
       expenses (note 4a)..........  (51,220) (47,577)   (64,680)   (93,973)  (33,771)  (30,000)  (26,119)  (27,402)
     Transfers (to) from
       the Guarantee
       Account.....................    3,449    7,853     13,047     93,751        19  (134,590)   (1,788)  114,456
     Transfers (to) from
       other subaccounts...........     (185)     125   (173,735)        --    43,023        --     7,650        --
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  109,216  159,080   (197,723)    30,603    15,849  (140,021)   (3,151)  123,563
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Increase (decrease) in
  net assets.......................  203,260  219,784   (164,317)   107,563   124,851     7,261   (31,491)  223,209
Net assets at beginning
  of year..........................  445,018  225,234  1,249,772  1,142,209   674,940   667,679   375,965   152,756
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
Net assets at end of year.......... $648,278  445,018  1,085,455  1,249,772   799,791   674,940   344,474   375,965
                                    ========  =======  =========  =========  ========  ========  ========  ========
Changes in
  units (note 5):
   Units purchased.................   29,989   29,033     27,760     12,183   182,142     8,697   137,865    55,700
   Units redeemed..................  (16,119)  (6,707)   (38,670)    (9,699) (178,703)  (28,922) (146,206)  (13,152)
                                    --------  -------  ---------  ---------  --------  --------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003.................   13,870   22,326    (10,910)     2,484     3,439   (20,225)   (8,341)   42,548
                                    ========  =======  =========  =========  ========  ========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                              ------------------------------------------------------------------------------------
                                                                          International Growth    International
                                Growth Portfolio --   Growth Portfolio --     Portfolio --      Growth Portfolio --
                               Institutional Shares    Service Shares     Institutional Shares   Service Shares
                              ----------------------  ------------------  --------------------  ------------------
                                    Year ended           Year ended            Year ended          Year ended
                                   December 31,         December 31,          December 31,        December 31,
                              ----------------------  ------------------  --------------------  ------------------
                                  2004        2003      2004      2003       2004       2003      2004      2003
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (68,133)   (71,293)  (1,445)   (1,195)     (1,706)     8,412    4,107     3,252
   Net realized gain
     (loss) on
     investments.............      18,998   (627,698)   1,287    (8,543)    320,252     97,163   40,035    (5,204)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     300,531  2,892,261   12,511    80,684     344,391    884,934   89,251   153,641
   Capital gain
     distributions...........          --         --       --        --          --         --       --        --
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     251,396  2,193,270   12,353    70,946     662,937    990,509  133,393   151,689
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............     765,584    850,214   49,845    63,697     286,627    350,192  166,612   247,951
   Loan interest.............      (4,402)    (3,252)     (70)      (14)      2,411     (6,903)     (69)       (7)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (193,116)   (84,634)      --        --        (360)      (988)      --        --
     Surrenders..............    (389,607)  (333,624)  (3,607)   (5,521)   (173,951)   (78,286) (17,990)   (4,286)
     Capital
       Contributions
       (withdrawal)..........          --         --       --        --          --         --       --        --
     Loans...................      37,526     13,432   (1,179)   (2,518)    (21,415)    (6,092)    (244)     (140)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (549,241)  (584,887) (33,135)  (33,993)   (251,399)  (250,194) (44,984)  (37,557)
     Transfers (to) from
       the Guarantee
       Account...............      (7,543)  (282,063)   1,571    10,160      18,538     29,462    4,525    21,338
     Transfers (to) from
       other subaccounts.....    (749,611)        --   12,536     1,999    (145,480)        --  (84,735)   54,693
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,090,410)  (424,814)  25,961    33,810    (285,029)    37,191   23,115   281,992
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................    (839,014) 1,768,456   38,314   104,756     377,908  1,027,700  156,508   433,681
Net assets at beginning
  of year....................   9,168,982  7,400,526  316,992   212,236   4,049,767  3,022,067  658,564   224,883
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
Net assets at end of year.... $ 8,329,968  9,168,982  355,306   316,992   4,427,675  4,049,767  815,072   658,564
                              ===========  =========  =======   =======   =========  =========  =======   =======
Changes in units
  (note 5):
   Units purchased...........      73,603     48,850   15,038    14,207     161,252     38,982   35,736    53,860
   Units redeemed............    (128,844)   (72,794) (11,246)   (7,870)   (177,493)   (38,312) (29,796)   (6,291)
                              -----------  ---------  -------   -------   ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (55,241)   (23,944)   3,792     6,337     (16,241)       670    5,940    47,569
                              ===========  =========  =======   =======   =========  =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                                   ------------------------------------------------------------------------------------
                                           Mid Cap               Mid Cap              Worldwide            Worldwide
                                           Growth                Growth                Growth               Growth
                                        Portfolio --          Portfolio --          Portfolio --         Portfolio --
                                        Institutional            Service            Institutional           Service
                                           Shares                Shares                Shares               Shares
                                   ----------------------  ------------------  ----------------------  ----------------
                                         Year ended            Year ended            Year ended           Year ended
                                        December 31,          December 31,          December 31,         December 31,
                                   ----------------------  ------------------  ----------------------  ----------------
                                      2004        2003        2004      2003      2004        2003       2004     2003
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $  (54,938)    (46,794)    (2,208)  (1,599)      1,645      10,998    3,091    2,300
   Net realized gain
     (loss) on
     investments..................   (203,675) (1,471,795)    32,903  (20,716)   (105,824) (2,141,510)   3,059  (16,594)
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................  1,424,330   3,139,245    144,674  246,441     449,763   4,533,700   15,706  128,929
   Capital gain
     distributions................         --          --         --       --          --          --       --       --
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations...............  1,165,717   1,620,656    175,369  224,126     345,584   2,403,188   21,856  114,635
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums...................    757,810     867,797     82,092  156,111     832,177   1,021,444   84,033  130,240
   Loan interest..................     (2,546)     (2,353)      (810)     (90)     (5,283)     (3,869)    (172)    (156)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits...............    (11,045)         --         --       --    (221,105)   (153,050)      --       --
     Surrenders...................   (369,689)   (195,483)   (13,428)  (7,106)   (719,069)   (499,433) (12,865)  (8,885)
     Capital
       Contributions
       (withdrawal)...............         --          --         --       --          --          --       --       --
     Loans........................    (12,946)     14,996    (10,762) (41,252)    (13,927)     20,815   (5,443)    (618)
     Cost of insurance
       and
       administrative
       expenses (note 4a).........   (542,061)   (538,204)   (65,638) (60,155)   (640,379)   (730,744) (50,135) (50,247)
     Transfers (to) from
       the Guarantee
       Account....................     (4,763)   (194,547)       111   42,084     (15,118) (2,205,039)   4,567   29,890
     Transfers (to) from
       other subaccounts..........   (109,785)     42,390    (53,730)      --    (771,696)         --  (62,259)  (4,387)
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................   (295,025)     (5,404)   (62,165)  89,592  (1,554,400) (2,549,876) (42,274)  95,837
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets......................    870,692   1,615,252    113,204  313,718  (1,208,816)   (146,688) (20,418) 210,472
Net assets at beginning
  of year.........................  6,264,266   4,649,014    920,759  607,041  11,349,395  11,496,083  603,667  393,195
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
Net assets at end of year......... $7,134,958   6,264,266  1,033,963  920,759  10,140,579  11,349,395  583,249  603,667
                                   ==========  ==========  =========  =======  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased................     93,733      51,498     40,184   44,329     102,012      48,383   15,644   30,927
   Units redeemed.................   (108,983)    (49,722)   (51,598) (23,996)   (171,384)   (170,265) (22,914) (13,350)
                                   ----------  ----------  ---------  -------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003................    (15,250)      1,776    (11,414)  20,333     (69,372)   (121,882)  (7,269)  17,577
                                   ==========  ==========  =========  =======  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------------  ------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value       MFS(R) Investors   MFS(R) Investors
                                Basic Value         Growth       Opportunities     Growth Stock           Trust
                                V.I. Fund --     V.I. Fund --     V.I. Fund --   Series -- Service  Series -- Service
                              Class III Shares Class III Shares Class III Shares   Class Shares       Class Shares
                              ---------------- ---------------- ---------------- ----------------  ------------------
                                Period from      Period from      Period from
                               April 30, 2004   April 30, 2004   April 30, 2004     Year ended         Year ended
                              to December 31,  to December 31,  to December 31,    December 31,       December 31,
                              ---------------- ---------------- ---------------- ----------------  ------------------
                                    2004             2004             2004         2004     2003      2004      2003
                              ---------------- ---------------- ---------------- -------  -------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   82               29            2,038       (1,705)  (1,060)     3,390    2,882
   Net realized gain
     (loss) on
     investments.............           2               (7)              51        7,762   (2,354)     6,303  (29,440)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         633            1,780           (4,847)      55,342   96,171     93,663  188,116
   Capital gain
     distributions...........          12               --            5,475           --       --         --       --
                                   ------           ------           ------      -------  -------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........         729            1,802            2,717       61,399   92,757    103,356  161,558
                                   ------           ------           ------      -------  -------  ---------  -------
From capital
  transactions:
   Net premiums..............       7,500           22,941           27,269       94,417  200,976     92,178  114,341
   Loan interest.............          --               --               --         (164)    (127)    (1,020)     (78)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --               --               --         (232)      --         --       --
     Surrenders..............          --               --               --       (6,869)  (4,209)   (39,738)      --
     Capital
       Contributions
       (withdrawal)..........          --               --               --           --       --         --       --
     Loans...................          --               --               --           --       --       (211) (57,440)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....         (63)            (335)            (328)     (39,519) (30,828)   (31,477) (27,917)
     Transfers (to) from
       the Guarantee
       Account...............          --              227              281       (3,049)  40,902      9,397     (291)
     Transfers (to) from
       other subaccounts.....          --               --           (1,394)      26,166   (7,673)   (11,860)  37,739
                                   ------           ------           ------      -------  -------  ---------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       7,437           22,833           25,828       70,750  199,041     17,269   66,354
                                   ------           ------           ------      -------  -------  ---------  -------
Increase (decrease) in
  net assets.................       8,166           24,635           28,545      132,149  291,798    120,625  227,912
Net assets at beginning
  of year....................          --               --               --      624,398  332,600    919,479  691,567
                                   ------           ------           ------      -------  -------  ---------  -------
Net assets at end of year....      $8,166           24,635           28,545      756,547  624,398  1,040,104  919,479
                                   ======           ======           ======      =======  =======  =========  =======
Changes in units
  (note 5):
   Units purchased...........         749            2,284            2,887       29,693   43,826     25,311   22,068
   Units redeemed............          (6)             (39)            (366)     (17,170)  (7,902)   (23,426) (12,459)
                                   ------           ------           ------      -------  -------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........         743            2,245            2,520       12,523   35,924      1,885    9,609
                                   ======           ======           ======      =======  =======  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              MFS(R) Variable Insurance Trust (continued)           Nations Separate Account Trust
                              -----------------------------------------   ----------------------------------------------------
                                   MFS(R) New
                              Discovery Series --     MFS(R) Utilities                                   Nations Marsico
                                    Service           Series -- Service    Nations Marsico Growth   International Opportunities
                                  Class Shares          Class Shares              Portfolio                 Portfolio
                              -------------------   --------------------  ------------------------  --------------------------
                                                                                       Period from                Period from
                                                                                          May 1,                     May 1,
                                   Year ended            Year ended        Year ended    2003 to     Year ended     2003 to
                                  December 31,          December 31,      December 31, December 31, December 31,  December 31,
                              -------------------   --------------------  ------------ ------------ ------------  ------------
                                 2004        2003      2004       2003        2004         2003         2004          2003
                              ----------   -------  ---------  ---------  ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (5,179)   (2,122)    20,142     20,990       (674)         (18)       1,947           (29)
   Net realized gain
     (loss) on
     investments.............     (1,103)   (6,871)    59,173    (19,021)     8,591          371       18,142         5,245
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     44,305   128,526    417,498    348,839     49,079        6,576       58,509        13,055
   Capital gain
     distributions...........         --        --         --         --         --           --        1,208            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........     38,023   119,533    496,813    350,808     56,996        6,929       79,806        18,271
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
From capital
  transactions:
   Net premiums..............    115,994   156,143    328,514    285,455    198,288       86,610      406,540        80,288
   Loan interest.............       (243)        3     (1,251)       (47)        --           --          (28)           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (38,749)       --         --    (11,688)   (38,338)          --      (14,745)           --
     Surrenders..............     (8,537)   (3,982)   (40,026)   (24,672)       (40)          --          (39)           --
     Capital
       Contributions
       (withdrawal)..........         --        --         --         --         --           --           --            --
     Loans...................     (3,234)   (2,097)    (7,948)   (64,462)        --           --           --        27,454
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (59,466)  (37,140)   (72,709)   (55,995)   (12,184)      (1,023)     (20,593)       (5,625)
     Transfers (to) from
       the Guarantee
       Account...............     28,546   425,674    (29,340)    74,928       (343)      18,688         (105)       28,732
     Transfers (to) from
       other subaccounts.....    107,128    66,276     84,859      4,721    221,873           --      219,202            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    141,439   604,877    262,099    208,240    369,256      104,275      590,232       130,849
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
Increase (decrease) in
  net assets.................    179,462   724,410    758,912    559,048    426,252      111,204      670,038       149,120
Net assets at beginning
  of year....................    963,550   239,140  1,488,106    929,058    111,204           --      149,120            --
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
Net assets at end of year.... $1,143,012   963,550  2,247,018  1,488,106    537,456      111,204      819,158       149,120
                              ==========   =======  =========  =========    =======      =======      =======       =======
Changes in units
  (note 5):
   Units purchased...........     93,779    82,302     72,005     51,576     42,936        9,008       60,262        11,520
   Units redeemed............    (82,621)   (5,756)   (41,938)   (22,472)   (13,653)         (87)     (19,260)         (482)
                              ----------   -------  ---------  ---------    -------      -------      -------       -------
   Net increase
     (decrease) in units
     from
     capital transactions
     with policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     11,158    76,546     30,067     29,104     29,283        8,921       41,003        11,038
                              ==========   =======  =========  =========    =======      =======      =======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------
                                                            Oppenheimer                              Oppenheimer
                                   Oppenheimer              Aggressive                                 Balanced
                                    Aggressive                Growth                Oppenheimer      Fund/ VA --
                                      Growth                Fund/VA --               Balanced          Service
                                     Fund/VA              Service Shares              Fund/VA           Shares
                              ---------------------  ------------------------  --------------------  ------------
                                                                  Period from                        Period from
                                                                     May 1,                           April 30,
                                    Year ended        Year ended    2003 to         Year ended         2004 to
                                   December 31,      December 31, December 31,     December 31,      December 31,
                              ---------------------  ------------ ------------ --------------------  ------------
                                 2004        2003        2004         2003        2004       2003        2004
                              ----------  ---------  ------------ ------------ ---------  ---------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (68,193)   (61,200)      (245)         (50)      (5,026)    69,533         (2)
   Net realized gain
     (loss) on
     investments.............   (261,761)  (854,527)       460          317       30,893    (74,922)        61
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  1,525,771  2,262,272     31,206        1,649      397,579    865,439     14,509
   Capital gain
     distributions...........         --         --         --           --           --         --         --
                              ----------  ---------    -------      -------    ---------  ---------    -------
       Increase
         (decrease) in
         net assets from
         operations..........  1,195,817  1,346,545     31,421        1,916      423,446    860,050     14,568
                              ----------  ---------    -------      -------    ---------  ---------    -------
From capital
  transactions:
   Net premiums..............    493,349    592,299     81,805       79,142      114,919    163,277     82,729
   Loan interest.............     (7,225)    (8,785)        --           --       (1,366)    (2,136)        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (9,376)   (32,825)        --           --      (40,923)  (138,670)        --
     Surrenders..............   (537,516)  (267,010)        --           --     (199,715)  (220,071)        --
     Capital
       Contributions
       (withdrawal)..........         --         --         --           --           --         --         --
     Loans...................      3,092    (12,219)        --           --      (57,398)    (3,794)        --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (386,296)  (401,850)    (8,018)      (2,219)    (156,628)  (159,136)    (1,639)
     Transfers (to) from
       the Guarantee
       Account...............     (4,739)  (321,182)      (799)      29,785       22,804    318,170       (217)
     Transfers (to) from
       other subaccounts.....    (77,139)        --     19,138           --      596,918         --     55,006
                              ----------  ---------    -------      -------    ---------  ---------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (525,850)  (451,572)    92,126      106,708      278,611    (42,360)   135,879
                              ----------  ---------    -------      -------    ---------  ---------    -------
Increase (decrease) in
  net assets.................    669,967    894,973    123,547      108,624      702,057    817,690    150,447
Net assets at beginning
  of year....................  6,667,795  5,772,822    108,624           --    4,544,407  3,726,717         --
                              ----------  ---------    -------      -------    ---------  ---------    -------
Net assets at end of year.... $7,337,762  6,667,795    232,171      108,624    5,246,464  4,544,407    150,447
                              ==========  =========    =======      =======    =========  =========    =======
Changes in units
  (note 5):
   Units purchased...........     22,002     15,066      8,354        9,188       25,544     11,953     13,812
   Units redeemed............    (33,745)   (28,624)    (1,253)        (213)     (18,020)   (13,358)      (206)
                              ----------  ---------    -------      -------    ---------  ---------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (11,743)   (13,558)     7,100        8,975        7,524     (1,405)    13,607
                              ==========  =========    =======      =======    =========  =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------------------
                                                                                                      Oppenheimer Global
                                                                              Oppenheimer Capital         Securities
                                 Oppenheimer Bond     Oppenheimer Capital   Appreciation Fund/VA --   Fund/VA -- Service
                                     Fund/VA         Appreciation Fund/VA       Service Shares              Shares
                              ---------------------  --------------------  ------------------------  --------------------
                                                                                        Period from
                                                                                           May 1,
                                    Year ended            Year ended        Year ended    2003 to         Year ended
                                   December 31,          December 31,      December 31, December 31,     December 31,
                              ---------------------  --------------------  ------------ ------------ --------------------
                                 2004        2003       2004       2003        2004         2003        2004       2003
                              ----------  ---------  ---------  ---------  ------------ ------------ ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  101,828    147,945    (46,921)   (38,801)      (194)          (8)      20,523      5,146
   Net realized gain
     (loss) on
     investments.............     19,491     17,679    207,803   (103,376)       206           44      129,475    (18,687)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,540     20,967    258,456  1,969,788     19,782        3,417      258,960    544,219
   Capital gain
     distributions...........         --         --         --         --         --           --           --         --
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    122,859    186,591    419,338  1,827,611     19,794        3,453      408,958    530,678
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
From capital
  transactions:
   Net premiums..............    187,637    186,504    495,529    603,346    259,775       62,143      452,173    568,416
   Loan interest.............        894     (5,054)    (7,728)    (6,563)       (37)          --       (1,056)      (130)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (2,207)   (70,809)  (172,658)   (55,673)        --           --     (101,913)        --
     Surrenders..............    (90,218)  (265,978)  (468,639)  (490,419)        --           --      (31,272)   (29,833)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --         --           --           --         --
     Loans...................    (12,204)   (14,717)   (73,380)   (26,011)    (4,030)          --       (1,603)    (1,047)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (149,343)  (195,221)  (419,558)  (446,042)   (22,140)        (772)    (117,594)   (86,853)
     Transfers (to) from
       the Guarantee
       Account...............      2,598      2,110    (23,617)   156,815     29,245        7,713      (31,951)    81,919
     Transfers (to) from
       other subaccounts.....   (288,787)        --   (286,399)        --     59,553           --      148,163     19,654
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (351,630)  (363,165)  (956,450)  (264,547)   322,366       69,084      314,947    552,126
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
Increase (decrease) in
  net assets.................   (228,771)  (176,574)  (537,112) 1,563,064    342,160       72,537      723,905  1,082,804
Net assets at beginning
  of year....................  3,081,166  3,257,740  7,912,462  6,349,398     72,537           --    1,992,235    909,431
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
Net assets at end of year.... $2,852,395  3,081,166  7,375,350  7,912,462    414,697       72,537    2,716,140  1,992,235
                              ==========  =========  =========  =========    =======       ======    =========  =========
Changes in units
  (note 5):
   Units purchased...........     22,859      6,319     27,137     17,146     29,576        5,904      106,832     85,695
   Units redeemed............    (34,848)   (18,547)   (46,513)   (23,086)    (4,031)         (66)     (75,524)   (14,968)
                              ----------  ---------  ---------  ---------    -------       ------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (11,989)   (12,228)   (19,376)    (5,940)    25,545        5,838       31,308     70,727
                              ==========  =========  =========  =========    =======       ======    =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------
                                   Oppenheimer          Oppenheimer Main       Oppenheimer Main Street
                                   High Income          Street Fund/VA --       Small Cap Fund/VA --
                                     Fund/VA             Service Shares            Service Shares
                              ---------------------   ----------------------  ------------------------
                                                                                           Period from
                                                                                              May 1,
                                                                               Year ended    2003 to
                              Year ended December 31, Year ended December 31, December 31, December 31,
                              ---------------------   ----------------------  ------------ ------------
                                 2004         2003       2004        2003         2004         2003
                              ----------   ---------  ---------   ---------   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  352,330     328,673      7,580       4,613        (286)         (20)
   Net realized gain
     (loss) on
     investments.............     18,847     (34,460)    53,472      (6,400)     17,612          152
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     96,133     888,302     85,757     270,274      41,472       18,285
   Capital gain
     distributions...........         --          --         --          --          --           --
                              ----------   ---------  ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    467,310   1,182,515    146,809     268,487      58,798       18,417
                              ----------   ---------  ---------   ---------     -------      -------
From capital
  transactions:
   Net premiums..............    205,937     223,812    240,940     552,557     208,025      117,635
   Loan interest.............     (1,166)    (12,711)      (337)        318          --           --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (114,735)    (27,967)   (25,301)         --          --           --
     Surrenders..............   (372,813)   (140,860)   (36,109)     (3,366)    (28,711)          --
     Capital
       Contributions
       (withdrawal)..........         --          --         --          --          --           --
     Loans...................    (70,503)    (42,971)    (9,480)     (2,122)       (766)          --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (239,162)   (256,578)  (107,130)    (90,262)    (13,583)      (1,741)
     Transfers (to) from
       the Guarantee
       Account...............       (870)    364,813     84,655     115,813       4,692        8,245
     Transfers (to) from
       other subaccounts.....    (77,190)         --    (97,947)     (6,953)    (20,161)      61,668
                              ----------   ---------  ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (670,502)    107,538     49,291     565,985     149,496      185,807
                              ----------   ---------  ---------   ---------     -------      -------
Increase (decrease) in
  net assets.................   (203,192)  1,290,053    196,100     834,472     208,294      204,224
Net assets at beginning
  of year....................  6,347,225   5,057,172  1,551,971     717,499     204,224           --
                              ----------   ---------  ---------   ---------     -------      -------
Net assets at end of year.... $6,144,033   6,347,225  1,748,071   1,551,971     412,518      204,224
                              ==========   =========  =========   =========     =======      =======
Changes in units
  (note 5):
   Units purchased...........     56,509      19,771     62,900      89,068      22,044       14,907
   Units redeemed............    (73,225)    (15,878)   (57,025)    (14,074)    (11,726)        (148)
                              ----------   ---------  ---------   ---------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........    (16,716)      3,893      5,875      74,994      10,317       14,759
                              ==========   =========  =========   =========     =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.          PIMCO Variable Insurance Trust
                              ----------------------------------------  ----------------------------------------
                                                                          Foreign Bond
                                                                            Portfolio
                                                                          (U.S. Dollar-
                                                                           Hedged)  --    High Yield Portfolio --
                                PBHG Growth II       PBHG Large Cap      Administrative      Administrative
                                   Portfolio        Growth Portfolio      Class Shares        Class Shares
                              ------------------  --------------------  ----------------  ----------------------
                                  Year ended           Year ended          Year ended          Year ended
                                 December 31,         December 31,        December 31,        December 31,
                              ------------------  --------------------  ----------------  ----------------------
                                2004      2003       2004       2003      2004     2003      2004        2003
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,379)   (5,924)   (11,193)    (8,998)   4,688    4,999    125,791      76,371
   Net realized gain
     (loss) on
     investments.............  (77,343) (214,673)   (22,055)  (125,505)      65    2,702     25,858      17,227
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  106,336   371,820    128,928    399,725    1,488   (3,459)    21,901     120,979
   Capital gain
     distributions...........       --        --         --         --    1,715       --         --          --
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,614   151,223     95,680    265,222    7,956    4,242    173,550     214,577
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
From capital
  transactions:
   Net premiums..............   99,348   112,093    136,647    158,073   25,783   42,778    561,574     466,813
   Loan interest.............   (1,057)     (717)       341     (1,239)      --       (9)      (340)       (352)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........       --        --         --       (599)      --       --         --          --
     Surrenders..............  (25,297)  (15,139)   (31,524)   (11,781)  (1,409)  (2,204)   (20,828)    (13,941)
     Capital
       Contributions
       (withdrawal)..........       --        --         --         --       --       --         --          --
     Loans...................      304       467       (983)    19,080       --      (82)    (2,465)       (141)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (81,299)  (84,553)  (101,581)   (98,893) (12,620) (14,728)   (98,641)    (62,880)
     Transfers (to) from
       the Guarantee
       Account...............   (4,042) (220,610)      (695)    53,563    3,951   13,979     29,946     250,262
     Transfers (to) from
       other subaccounts.....  (23,774)       --    (32,170)        --     (587) (62,082)    41,100      94,527
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (35,817) (208,459)   (29,965)   118,204   15,118  (22,348)   510,346     734,288
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Increase (decrease) in
  net assets.................  (13,203)  (57,236)    65,715    383,426   23,074  (18,106)   683,896     948,865
Net assets at beginning
  of year....................  820,708   877,944  1,212,986    829,560  142,428  160,534  1,619,883     671,018
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
Net assets at end of year.... $807,505   820,708  1,278,701  1,212,986  165,502  142,428  2,303,779   1,619,883
                              ========  ========  =========  =========  =======  =======  =========   =========
Changes in units
  (note 5):
   Units purchased...........   66,022    17,564     24,975     16,292    3,417    4,681     90,823      73,821
   Units redeemed............  (71,967)  (47,104)   (26,577)    (7,901)  (2,158)  (6,340)   (51,257)     (9,045)
                              --------  --------  ---------  ---------  -------  -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   (5,946)  (29,540)    (1,603)     8,391    1,259   (1,659)    39,566      64,776
                              ========  ========  =========  =========  =======  =======  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             PIMCO Variable Insurance Trust (continued)           The Prudential Series Fund, Inc.
                            -------------------------------------------  --------------------------------------------------
                                  Long-Term
                               U.S. Government         Total Return
                                 Portfolio --          Portfolio --           Jennison 20/20               Jennison
                                Administrative        Administrative               Focus                 Portfolio --
                                 Class Shares          Class Shares        Portfolio -- Class II        Class II Shares
                            ---------------------  --------------------  ------------------------  ------------------------
                                                                                      Period from               Period from
                                                                                         May 1,                    May 1,
                                  Year ended            Year ended        Year ended    2003 to     Year ended    2003 to
                                 December 31,          December 31,      December 31, December 31, December 31, December 31,
                            ---------------------  --------------------  ------------ ------------ ------------ ------------
                               2004        2003       2004       2003        2004         2003         2004         2003
                            ----------  ---------  ---------  ---------  ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  120,765     49,004    136,756     96,289        (7)         --           (4)          --
 Net realized gain
   (loss) on investments...      5,026      7,435     21,643     27,333         5           3            4            3
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     33,698    (26,153)    42,526        816       476          (3)          56           21
 Capital gain
   distributions...........     47,872     35,614     56,597     40,632        --          --           --           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
    Increase (decrease)
     in net assets from
     operations............    207,361     65,900    257,522    165,070       474          --           56           24
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
From capital
 transactions:
 Net premiums..............    298,060    617,414    882,335  1,855,646        29          19           36          630
 Loan interest.............       (907)      (331)      (518)    (4,200)       --          --           --           --
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (12,947)       (55)   (39,003)   (21,536)       --          --           --           --
   Surrenders..............    (16,484)  (102,138)   (64,610)   (85,856)       (5)         --           --           --
   Capital Contributions
    (withdrawal)...........         --         --         --         --        --          --           --           --
   Loans...................    (24,592)    (2,599)   (22,814)      (521)       --          --           --           --
   Cost of insurance and
    administrative
    expenses (note 4a).....   (148,052)  (117,852)  (275,458)  (195,923)     (190)         (9)         (32)          (6)
   Transfers (to) from
    the Guarantee Account..    524,394    645,286    195,737  1,083,783        (2)          1           --           --
   Transfers (to) from
    other subaccounts......    (42,013)    42,508    583,713    (46,411)    5,330          --           --           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    577,459  1,082,233  1,259,382  2,584,982     5,162          11            4          624
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
Increase (decrease) in
 net assets................    784,820  1,148,133  1,516,904  2,750,052     5,636          11           60          648
Net assets at beginning
 of year...................  2,393,745  1,245,612  5,113,415  2,363,363        11          --          648           --
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
Net assets at end of year.. $3,178,565  2,393,745  6,630,319  5,113,415     5,647          11          708          648
                            ==========  =========  =========  =========     =====          ==          ===          ===
Changes in units (note
 5):
 Units purchased...........     80,143     97,400    299,612    243,237       410           2            6           54
 Units redeemed............    (38,582)   (16,576)  (196,240)   (31,961)      (16)         (1)          (5)          (1)
                            ----------  ---------  ---------  ---------     -----          --          ---          ---
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2004 and
   2003....................     41,561     80,824    103,371    211,276       394           1            1           53
                            ==========  =========  =========  =========     =====          ==          ===          ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Rydex
                                Variable Trust                  Salomon Brothers Variable Series Funds Inc
                              ------------------  ------------------------------------------------------------------------
                                                       Salomon Brothers         Salomon Brothers      Salomon Brothers
                                                       Variable All Cap        Variable Investors   Variable Strategic Bond
                                   OTC Fund            Fund  -- Class II         Fund -- Class I       Fund -- Class I
                              ------------------  --------------------------  --------------------  ----------------------
                                                                Period from
                                  Year ended       Year ended  May 1, 2003 to      Year ended            Year ended
                                 December 31,     December 31,  December 31,      December 31,          December 31,
                              ------------------  ------------ -------------- --------------------  ----------------------
                                 2004      2003       2004          2003         2004       2003       2004        2003
                              ---------  -------  ------------ -------------- ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (507)    (361)       270            (3)        4,905      6,180     37,130      46,754
   Net realized gain
     (loss) on
     investments.............    (4,523)  29,686        101           243        47,289    (39,863)   (33,076)     61,754
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    63,496   27,629     12,462         3,825        62,713    339,698     33,555      11,033
   Capital gain
     distributions...........        --       --         --            --            --         --     17,022      24,876
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    58,466   56,954     12,833         4,065       114,907    306,015     54,631     144,417
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
From capital
  transactions:
   Net premiums..............    70,634   47,200     65,123        54,227        44,581     33,339     64,338      73,216
   Loan interest.............         2      (19)        --            --        (1,508)      (830)     8,623      (3,844)
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --       --         --            --       (13,208)        --         --          --
     Surrenders..............    (3,937)    (847)       (40)           --      (302,555)  (155,715)   (24,274)    (29,110)
     Capital
       Contributions
       (withdrawal)..........        --       --         --            --            --         --         --          --
     Loans...................      (156)    (509)        --            --        (3,029)    (3,188)    (5,475)     (8,422)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (16,180) (13,142)    (7,235)         (786)      (71,235)   (64,350)   (67,174)    (78,109)
     Transfers (to) from
       the Guarantee
       Account...............       (88)  (6,626)    36,685        12,188          (980)   310,723      1,231      25,208
     Transfers (to) from
       other subaccounts.....   401,583  (23,345)    17,675            --        50,525         --   (160,228)         --
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   451,858    2,712    112,208        65,629      (297,409)   119,979   (182,959)    (21,061)
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................   510,324   59,666    125,041        69,694      (182,502)   425,994   (128,328)    123,356
Net assets at beginning
  of year....................   117,343   57,677     69,694            --     1,359,381    933,387  1,129,636   1,006,280
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
Net assets at end of year.... $ 627,667  117,343    194,735        69,694     1,176,879  1,359,381  1,001,308   1,129,636
                              =========  =======    =======        ======     =========  =========  =========   =========
Changes in units
  (note 5):
   Units purchased...........   213,662   18,218      9,037         5,402        36,931     13,401    118,278      16,427
   Units redeemed............  (105,175) (10,430)      (560)          (65)      (56,383)    (3,885)  (131,518)    (16,602)
                              ---------  -------    -------        ------     ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........   108,487    7,788      8,478         5,337       (19,452)     9,516    (13,240)       (175)
                              =========  =======    =======        ======     =========  =========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Salomon Brothers
                              Variable Series Funds
                               Inc (continued)        Van Kampen Life Investment Trust
                              --------------------   ---------------------------------
                                                                           Emerging
                               Salomon Brothers          Comstock           Growth
                                Variable Total         Portfolio --      Portfolio --
                              Return Fund -- Class I  Class II Shares  Class II Shares
                              --------------------   ----------------  ---------------
                                  Year ended            Year ended        Year ended
                                 December 31,          December 31,      December 31,
                              --------------------   ----------------  ---------------
                                2004         2003      2004     2003     2004    2003
                               --------    -------   -------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,901       3,029     2,590      529     (224)    (61)
   Net realized gain
     (loss) on
     investments.............   11,020       3,476    21,725    1,568      355     388
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,930      24,952    73,014   51,233   10,753   5,437
   Capital gain
     distributions...........    5,655       3,885        --       --       --      --
                               --------    -------   -------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   24,506      35,342    97,329   53,330   10,884   5,764
                               --------    -------   -------  -------  -------  ------
From capital
  transactions:
   Net premiums..............   18,306      17,407   243,221  226,332   68,013  43,549
   Loan interest.............     (107)         33      (158)      --       --      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........  (30,861)         --        --       --       --      --
     Surrenders..............   (9,033)    (18,444)     (397)      --     (585)     --
     Capital
       Contributions
       (withdrawal)..........       --          --        --       --       --      --
     Loans...................   (2,006)      1,936        --       --       --      --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (17,875)    (19,055)  (28,892) (12,213)  (7,756) (3,092)
     Transfers (to) from
       the Guarantee
       Account...............    4,497     134,777    11,769   78,857      332   9,930
     Transfers (to) from
       other subaccounts.....   31,286          --    85,740        2   14,835  22,541
                               --------    -------   -------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (5,793)    116,654   311,283  292,978   74,839  72,928
                               --------    -------   -------  -------  -------  ------
Increase (decrease) in
  net assets.................   18,713     151,996   408,612  346,308   85,723  78,692
Net assets at beginning
  of year....................  335,593     183,597   382,281   35,973   78,936     244
                               --------    -------   -------  -------  -------  ------
Net assets at end of year.... $354,306     335,593   790,893  382,281  164,659  78,936
                               ========    =======   =======  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........   17,691      13,991    43,776   32,963    9,904   9,404
   Units redeemed............  (18,279)     (3,386)  (16,113)  (1,299)  (1,780)   (931)
                               --------    -------   -------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2004 and 2003...........     (588)     10,605    27,663   31,664    8,124   8,473
                               ========    =======   =======  =======  =======  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account II (the Account) is a separate investment account established on August 21, 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account is used to fund certain benefits for flexible premium variable universal life insurance policies and flexible premium single life and joint and last survivor variable life insurance policies (collectively, the "policies") issued by GE Life & Annuity. The Account has subaccounts available under the policies. Each subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the funds available in the Account.

   The assets of the Account belong to GE Life & Annuity. However, GE Life &Annuity may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Policy owners assume the full investment risk for all amounts allocated to the Account.

   On July 14, 2004, assets in GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were transferred to GE Life & Annuity Separate Account II. GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were subsequently liquidated and then deregistered. The transfer did not change the number of units and the accumulation unit values of the contract owners' interest in the sub-accounts. Additionally, the contracts and related fee structure did not change.

   Effective April 30, 2004 the following Portfolios were added to the Account:

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were available, but not shown on the statement due to not having any activity.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
                     -----------------                                            ------------------
AllianceBernstein Variable Products Series Fund, Inc.         AllianceBernstein Small Cap Growth Portfolio -- Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class         VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class             VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2           VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service   VIP Dynamic Capital Appreciation Portfolio -- Service Class
   Class 2                                                      2
  VIP III Growth & Income Portfolio -- Initial Class          VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2        VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class     VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                   Mid-Cap Equity Fund
Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II  Salomon Brothers Variable Aggressive Growth Fund -- Class II
Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                     Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares       Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio -- Initial Shares and Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth
Portfolio --Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA --Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are six unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. Type IV units (previously Type I in GE Life & Annuity Separate Account I) are sold under policy form P1095. Type V units (previously Type I in GE Life & Annuity Separate Account III) are sold under policy form P1097. Type VI units (previously Type II in GE Life & Annuity Separate Account III) are sold under policy forms P1254 and P1255. An indefinite number of units in each class is authorized. Each unit type has its own expense structure. Policy form numbers P1095, P1096, P1097, P1250, and P1250CR are no longer available for sale although additional premium may still be accepted under the terms of the policy.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchase and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                       Cost of    Proceeds
                                                                        Shares      from
Fund/Portfolio                                                         Acquired  Shares Sold
--------------                                                        ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares....................... $  340,057 $   41,481
 AIM V.I. Capital Appreciation Fund -- Series I shares...............    183,392    139,754
 AIM V.I. Growth Fund -- Series I shares.............................     73,048     93,972
 AIM V.I. International Growth Fund -- Series II shares..............     18,046      2,743
 AIM V.I. Premier Equity Fund -- Series I shares.....................    182,114    184,853
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares...................  1,112,360  1,692,335
 Alger American Small Capitalization Portfolio -- Class O Shares.....  2,758,024  2,762,312
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B............  2,835,943  2,541,313
 AllianceBernstein International Value Portfolio -- Class B..........     13,334         37
 AllianceBernstein Premier Growth Portfolio -- Class B...............    212,311    206,692
 AllianceBernstein Small Cap Growth Portfolio -- Class B.............    104,734     52,601
 AllianceBernstein Technology Portfolio -- Class B...................    140,873     16,027
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     29,296     33,716

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                 ----------- -----------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $   653,480 $   137,816
 VT Worldwide Health Sciences Fund............................     186,457      24,561
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      43,226      11,620
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........   1,699,767   1,917,728
 Federated Capital Income Fund II.............................     770,361     630,938
 Federated High Income Bond Fund II -- Primary Shares.........   1,447,313   1,563,012
 Federated High Income Bond Fund II -- Service Shares.........     516,908     352,364
 Federated Kaufmann Fund II -- Service Shares.................     434,835     113,969
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   1,414,120   1,783,464
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........      32,097         301
 VIP Contrafund(R) Portfolio -- Initial Class.................   6,130,665   6,242,439
 VIP Contrafund(R) Portfolio -- Service Class 2...............   1,322,784     880,433
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2      45,367       1,181
 VIP Equity-Income Portfolio -- Initial Class.................   4,063,044   5,230,034
 VIP Equity-Income Portfolio -- Service Class 2...............   1,389,543     708,267
 VIP Growth & Income Portfolio -- Initial Class...............   1,208,792   1,674,755
 VIP Growth & Income Portfolio -- Service Class 2.............     397,976     251,019
 VIP Growth Opportunities Portfolio -- Initial Class..........     155,159     232,369
 VIP Growth Portfolio -- Initial Class........................   2,268,645   3,346,642
 VIP Growth Portfolio -- Service Class 2......................     836,794     584,915
 VIP Mid Cap Portfolio -- Service Class 2.....................   2,588,485   1,274,053
 VIP Overseas Portfolio -- Initial Class......................   9,254,217  11,270,397
 VIP Value Strategies Portfolio -- Service Class 2............     136,247      55,657
GE Investments Funds, Inc.
 Global Income Fund...........................................     418,031     320,402
 Income Fund..................................................   1,197,704   3,235,866
 International Equity Fund....................................   2,144,765   1,982,150
 Mid-Cap Equity Fund..........................................   4,496,785   4,188,740
 Money Market Fund............................................  49,826,968  55,657,839
 Premier Growth Equity Fund...................................   1,494,225   1,499,071
 Real Estate Securities Fund..................................   3,641,588   1,967,080
 S&P 500(R) Index Fund........................................   8,326,386   8,412,896
 Small-Cap Value Equity Fund..................................   6,324,613   5,450,599
 Total Return Fund............................................   3,299,588   1,406,795
 U.S. Equity Fund.............................................     682,594     482,699
 Value Equity Fund............................................     291,988     247,848
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................     690,859     434,601
 Goldman Sachs Mid Cap Value Fund.............................   5,068,061   4,332,272
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.     113,334      16,124

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares................................ $1,256,871 $2,621,019
 Balanced Portfolio -- Service Shares......................................  1,276,490    743,991
 Capital Appreciation Portfolio -- Institutional Shares....................    585,386  1,399,818
 Capital Appreciation Portfolio -- Service Shares..........................    244,227    136,563
 Flexible Income Portfolio -- Institutional Shares.........................    570,676    704,792
 Global Life Sciences Portfolio -- Service Shares..........................  1,574,244  1,563,460
 Global Technology Portfolio -- Service Shares.............................    494,968    500,992
 Growth Portfolio -- Institutional Shares..................................  1,520,525  2,697,727
 Growth Portfolio -- Service Shares........................................     91,303     66,788
 International Growth Portfolio -- Institutional Shares....................  3,047,967  3,334,733
 International Growth Portfolio -- Service Shares..........................    265,379    238,141
 Mid Cap Growth Portfolio -- Institutional Shares..........................  1,956,438  2,295,977
 Mid Cap Growth Portfolio -- Service Shares................................    190,857    255,207
 Worldwide Growth Portfolio -- Institutional Shares........................  2,415,239  4,169,650
 Worldwide Growth Portfolio -- Service Shares..............................    103,480    142,661
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................      7,594         63
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     23,261        399
 Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares...........     37,310      3,969
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    173,896    104,849
 MFS(R) Investors Trust Series -- Service Class Shares.....................    210,172    189,513
 MFS(R) New Discovery Series -- Service Class Shares.......................    995,385    859,416
 MFS(R) Utilities Series -- Service Class Shares...........................    660,068    377,799
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................    546,602    177,432
 Nations Marsico International Opportunities Portfolio.....................    874,518    281,117
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................    946,393  1,540,299
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    107,943     16,060
 Oppenheimer Balanced Fund/VA..............................................  1,029,980    753,620
 Oppenheimer Balanced Fund/VA -- Service Shares............................    137,998      2,121
 Oppenheimer Bond Fund/VA..................................................    820,499  1,061,478
 Oppenheimer Capital Appreciation Fund/VA..................................  1,429,490  2,432,898
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    372,832     50,643
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  1,103,711    768,379
 Oppenheimer High Income Fund/VA...........................................  2,609,179  2,926,766
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    559,280    502,416
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............    322,676    173,459
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................    623,409    665,607
 PBHG Large Cap Growth Portfolio...........................................    386,577    427,734
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     47,745     26,517
 High Yield Portfolio -- Administrative Class Shares.......................  1,278,562    654,527
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  1,286,494    549,615
 Total Return Portfolio -- Administrative Class Shares.....................  3,765,031  2,325,985

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II.............. $    5,374 $      218
 Jennison Portfolio -- Class II Shares...................         64         65
Rydex Variable Trust
 OTC Fund................................................    883,080    431,729
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable All Cap Fund -- Class II......    120,012      7,535
 Salomon Brothers Variable Investors Fund -- Class I.....    563,736    856,254
 Salomon Brothers Variable Strategic Bond Fund -- Class I  1,702,255  1,831,023
 Salomon Brothers Variable Total Return Fund -- Class I..    231,106    227,344
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................    500,146    186,354
 Emerging Growth Portfolio -- Class II Shares............     90,960     16,344

(4)Related Party Transactions

  (a) GE Life & Annuity

   Type I Units (Policy P1096 and P1251)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

   Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of Specified Amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the Policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the Policy surrendered during Policy years 1 through
9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, an expense charge for any increase in specified amount of up to $0.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   Policy P1096 assesses a deferred sales charge during Policy Years 2-10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first Policy year. This charge is reduced to 40% of the premiums paid on specified Amount of $250,000 or more. The Policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

   Type II Units (Policy Form P1250 and P1250CR)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.60 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. The policies also assess a net loan charge at an annualized rate of 2.0% for non-preferred loans in all years and there is no charge for preferred loans in policy year 11 and after.

   Type III Units (Policy Form P1258 and P1259)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

   A mortality and expense risk charge is deducted monthly from a policy's assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy's unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $0.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in Specified Amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insured's. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   GE Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25, or 2%, of the amount surrendered is assessed on all partial surrenders. Currently, this partial surrender processing fee is not assessed.

   Certain policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

   A net loan charge of 0.15% is assessed on all loans taken in policy years 1 through 5 and no charge in policy years 6 and after. This charge is assessed until the loan is repaid. The minimum charge is 0.15% of the loaned amount. The maximum charge is 0.40% of the loan amount.

   Currently, there is no transfer fee, but GE Life & Annuity reserves the right to assess $20 per transfer for any transfer made after the 12/th/ transfer in a calendar year.

   Type IV Units (P1095)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium sales charge of 6.0% and a premium tax charge of 2.5% is assessed with each premium payment. This fee compensates GE Life & Annuity for sales and distribution expenses as well as expenses associated with federal, state, and local premium taxes.

   A mortality and expense risk charge is deducted daily from the policy holder assts in the subaccounts. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   A net loan charge of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy's cash value, policy duration, as well as the gender, issue age, policy and risk class of the insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GE Life & Annuity also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

   Type V Units (Policy Form P1097)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Account attributable to each premium payment.

   A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily net assets.

   A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the insured. Currently, the minimum cost of insurance charge is 0.55% of the policy's cash value in the Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

   There will be a surrender charge if the policy is surrendered within ten years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year ten.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

   There is a net loan charge assessed for loans taken under the policy. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans.

   Type VI Units (Policy Forms P1254 and P1255)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Account attributable to each premium payment.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily net assets during the first ten policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of policy value at the time the charge is assessed.

   A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the Account Value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the Account Value (maximum of $83.33 per $1,000 of net amount at risk).

   There will be a surrender charge if the policy is surrendered within seven years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

   Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

   There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

   GE Life & Annuity also assess a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

  (d) Capitalization

   In prior years, affiliates of GE Life & Annuity have capitalized certain portfolios of GE Investments Funds, Inc. In 2004, GE Life & Annuity redeemed all of its capitalized shares.

  (e) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


  (f) GE Investment Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% for the Income Fund, maximum 1.00% for the International Equity Fund, 0.65% for the Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% for the Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, the Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2004 and 2003 is reflected in the Statement of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account, consisting of the mortality and expense risk charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III and Type VI units are zero because the expenses are deducted monthly by redemption of units.

   The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  64,007   $18.35   $1,175     0.70%        0.00%     4.76%
   2003...............................................  70,632    17.52    1,237     0.70%        0.00%    34.22%
   2002...............................................  88,027    13.05    1,149     0.70%        0.04%   (33.46)%
   2001...............................................  97,453    19.62    1,912     0.70%        0.24%   (12.44)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004...............................................  84,695    10.65      902     0.70%        0.00%    15.75%
   2003...............................................  88,815     9.20      817     0.70%        0.00%    41.35%
   2002...............................................  98,354     6.51      640     0.70%        0.00%   (26.74)%
   2001...............................................  96,584     8.88      858     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................   8,812    13.65      120     0.70%        0.77%    10.44%
   2003...............................................   4,918    12.36       61     0.70%        0.82%    23.62%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  27,570    19.11      527     0.70%        1.39%     9.01%
   2003...............................................  26,786    17.53      470     0.70%        1.52%    26.80%
   2002...............................................  17,448    13.82      241     0.70%        1.23%   (20.77)%
   2001...............................................  20,425    17.45      356     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2004...............................................  10,865    14.95      162     0.70%        3.84%     9.15%
   2003...............................................  11,831    13.70      162     0.70%        6.38%    19.83%
   2002...............................................   9,949    11.43      114     0.70%        5.55%   (24.48)%
   2001...............................................  13,254    15.14      201     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  14,224    19.35      275     0.70%        7.36%     9.69%
   2003...............................................  17,323    17.64      306     0.70%        6.26%    21.36%
   2002...............................................  17,068    14.53      248     0.70%        9.77%     0.68%
   2001...............................................  15,482    14.44      224     0.70%       10.29%     0.67%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  83,755    32.42    2,716     0.70%        2.79%     4.73%
   2003...............................................  83,772    30.96    2,594     0.70%        3.64%    17.15%
   2002............................................... 125,324    26.43    3,312     0.70%        4.08%    (9.37)%
   2001............................................... 131,477    29.16    3,834     0.70%        4.27%    (4.77)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type I:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................. 106,366   $35.16   $3,740     0.70%        0.33%    14.67%
   2003............................................. 114,659    30.67    3,516     0.70%        0.45%    27.57%
   2002............................................. 112,644    24.04    2,708     0.70%        0.84%    (9.98)%
   2001............................................. 111,945    26.71    2,990     0.70%        0.81%   (12.86)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 107,953    56.55    6,105     0.70%        1.55%    10.75%
   2003............................................. 117,925    51.06    6,022     0.70%        1.79%    29.42%
   2002............................................. 126,781    39.46    5,003     0.70%        1.82%   (17.53)%
   2001............................................. 134,736    47.84    6,446     0.70%        1.70%    (5.62)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  39,165    16.07      629     0.70%        0.99%     5.05%
   2003.............................................  32,628    15.29      499     0.70%        1.18%    22.91%
   2002.............................................  28,213    12.44      351     0.70%        1.24%   (17.20)%
   2001.............................................  22,841    15.03      343     0.70%        1.36%    (9.39)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  10,990    11.78      129     0.70%        0.53%     6.44%
   2003.............................................  11,634    11.07      129     0.70%        0.77%    28.96%
   2002.............................................  13,585     8.58      117     0.70%        1.08%   (22.39)%
   2001.............................................  12,762    11.06      141     0.70%        0.39%   (15.02)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................  90,251    55.15    4,977     0.70%        0.27%     2.65%
   2003.............................................  94,294    53.72    5,066     0.70%        0.27%    31.92%
   2002.............................................  99,324    40.72    4,044     0.70%        0.26%   (30.60)%
   2001............................................. 108,530    58.68    6,369     0.70%        0.08%   (18.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................  17,568    17.33      304     0.70%        0.00%    23.78%
   2003.............................................   2,380    14.00       33     0.70%        0.19%    40.01%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................  62,825    30.49    1,915     0.70%        1.00%    12.84%
   2003.............................................  61,054    27.02    1,650     0.70%        0.62%    42.37%
   2002.............................................  61,001    18.98    1,158     0.70%        0.79%   (20.84)%
   2001.............................................  65,937    23.97    1,581     0.70%        5.39%   (21.72)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   5,832    14.30       83     0.70%        5.93%     8.69%
   2003.............................................   8,110    13.16      107     0.70%        3.38%    10.91%
   2002.............................................   9,845    11.86      117     0.70%        0.69%    15.82%
   2001.............................................   4,666    10.24       48     0.70%        0.00%    (2.37)%
 Income Fund
   2004.............................................  41,843    14.21      595     0.70%        4.48%     2.69%
   2003.............................................  44,806    13.84      620     0.70%        4.10%     2.87%
   2002.............................................  42,923    13.45      577     0.70%        4.30%     9.12%
   2001.............................................  33,971    12.33      419     0.70%        4.90%     6.67%
 International Equity Fund
   2004.............................................  19,633    15.54      305     0.70%        1.35%    15.04%
   2003.............................................  17,570    13.51      237     0.70%        1.04%    36.94%
   2002.............................................  14,584     9.87      144     0.70%        1.48%   (24.36)%
   2001.............................................   8,794    13.04      115     0.70%        1.28%   (21.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as a Investment
                                                ----------------- % of Average    Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                 ------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................  28,681   $22.71   $  651     0.70%        1.08%    15.21%
   2003................................  39,861    19.71      786     0.70%        1.56%    32.01%
   2002................................  26,207    14.93      391     0.70%        0.99%   (14.37)%
   2001................................  16,101    17.44      281     0.70%        0.90%    (0.38)%
 Money Market Fund
   2004................................ 106,372    19.53    2,078     0.70%        0.97%     0.24%
   2003................................ 202,661    19.48    3,949     0.70%        0.80%     0.07%
   2002................................ 178,387    19.47    3,473     0.70%        1.47%     0.76%
   2001................................ 131,894    19.32    2,548     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2004................................  40,140    10.69      429     0.70%        0.67%     6.28%
   2003................................  33,685    10.06      339     0.70%        0.21%    28.01%
   2002................................  24,730     7.86      194     0.70%        0.05%   (21.57)%
   2001................................  16,957    10.02      170     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2004................................  28,265    38.86    1,098     0.70%        6.29%    31.44%
   2003................................  26,702    29.56      789     0.70%        4.02%    36.42%
   2002................................  24,064    21.67      521     0.70%        4.64%    (2.04)%
   2001................................  19,511    22.12      432     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2004................................  88,729    53.19    4,719     0.70%        1.68%     9.69%
   2003................................  89,863    48.49    4,358     0.70%        1.41%    27.38%
   2002................................  85,927    38.07    3,271     0.70%        1.33%   (22.91)%
   2001................................  88,043    49.38    4,348     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2004................................   3,788    14.74       56     0.70%        6.61%    14.34%
   2003................................   1,173    12.89       15     0.70%        0.09%    28.93%
 Total Return Fund
   2004................................  31,532    46.42    1,464     0.70%        1.46%     7.43%
   2003................................  32,449    43.21    1,402     0.70%        1.33%    19.47%
   2002................................  31,607    36.17    1,143     0.70%        2.32%    (9.95)%
   2001................................  29,464    40.16    1,183     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2004................................  19,987    12.03      240     0.70%        1.41%     7.41%
   2003................................  13,281    11.20      149     0.70%        0.96%    22.41%
   2002................................  10,610     9.15       97     0.70%        0.99%   (19.83)%
   2001................................   6,600    11.41       75     0.70%        0.80%    (9.12)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  10,082    10.17      103     0.70%        2.20%    17.96%
   2003................................   6,641     8.62       57     0.70%        1.33%    23.49%
   2002................................   6,403     6.98       45     0.70%        1.95%   (11.96)%
   2001................................     837     7.93        7     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  45,058    18.46      832     0.70%        4.90%    25.00%
   2003................................  41,257    14.77      609     0.70%        0.96%    27.49%
   2002................................  36,991    11.59      429     0.70%        0.98%    (5.36)%
   2001................................  29,382    12.24      360     0.70%        1.42%    11.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................  70,726   $26.02   $1,840     0.70%        2.15%     7.77%
   2003................................................  86,999    24.14    2,100     0.70%        2.20%    13.25%
   2002................................................  85,649    21.32    1,826     0.70%        2.36%    (7.10)%
   2001................................................  82,439    22.95    1,892     0.70%        1.35%    (5.34)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  19,526    24.34      475     0.70%        0.24%    17.40%
   2003................................................  20,483    20.74      425     0.70%        0.47%    19.69%
   2002................................................  21,974    17.32      381     0.70%        0.55%   (16.26)%
   2001................................................  22,414    20.69      464     0.70%        0.42%   (22.22)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  18,766    18.67      350     0.70%        5.66%     3.24%
   2003................................................  18,703    18.08      338     0.70%        4.27%     5.65%
   2002................................................  17,057    17.12      292     0.70%        5.26%     9.70%
   2001................................................   9,034    15.60      141     0.70%        3.30%     6.98%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................   4,103     9.44       39     0.70%        0.00%    13.42%
   2003................................................   2,748     8.32       23     0.70%        0.00%    25.31%
   2002................................................   6,041     6.64       40     0.70%        0.00%   (30.04)%
   2001................................................   6,051     9.49       57     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2004................................................  17,281     3.63       63     0.70%        0.00%    (0.14)%
   2003................................................  15,204     3.63       55     0.70%        0.00%    45.45%
   2002................................................  11,168     2.50       28     0.70%        0.00%   (41.35)%
   2001................................................   9,570     4.26       41     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 102,050    21.94    2,239     0.70%        0.14%     3.78%
   2003................................................ 117,163    21.14    2,476     0.70%        0.09%    30.81%
   2002................................................ 128,068    16.16    2,070     0.70%        0.00%   (27.02)%
   2001................................................ 136,463    22.14    3,021     0.70%        0.02%   (25.26)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  37,282    21.62      806     0.70%        0.93%    18.12%
   2003................................................  43,369    18.31      794     0.70%        1.22%    33.97%
   2002................................................  43,699    13.66      597     0.70%        0.84%   (26.11)%
   2001................................................  50,194    18.49      928     0.70%        0.38%   (23.78)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................  98,993    24.25    2,400     0.70%        0.00%    19.90%
   2003................................................ 107,769    20.22    2,179     0.70%        0.00%    34.16%
   2002................................................ 110,040    15.07    1,658     0.70%        0.00%   (28.44)%
   2001................................................ 114,341    21.06    2,408     0.70%        0.00%   (39.88)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 127,547    24.41    3,114     0.70%        0.99%     4.04%
   2003................................................ 150,208    23.47    3,525     0.70%        1.08%    23.12%
   2002................................................ 162,939    19.06    3,106     0.70%        0.86%   (26.02)%
   2001................................................ 186,134    25.76    4,795     0.70%        0.24%   (22.98)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------ ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  2,365   $13.50   $   32     0.70%        0.00%     5.46%
   2003...............................................  1,277    12.80       16     0.70%        0.00%    28.00%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................... 49,979    52.98    2,648     0.70%        0.00%    18.94%
   2003............................................... 57,336    44.54    2,554     0.70%        0.00%    24.71%
   2002............................................... 62,159    35.72    2,220     0.70%        0.70%   (28.30)%
   2001............................................... 75,849    49.81    3,778     0.70%        0.97%   (31.75)%
 Oppenheimer Balanced Fund/VA
   2004............................................... 23,507    44.96    1,057     0.70%        1.02%     9.33%
   2003............................................... 22,613    41.13      930     0.70%        2.87%    24.08%
   2002............................................... 24,204    33.15      802     0.70%        3.72%   (11.03)%
   2001............................................... 25,511    37.25      950     0.70%        3.71%     1.50%
 Oppenheimer Bond Fund/VA
   2004............................................... 19,028    31.56      600     0.70%        4.60%     4.75%
   2003............................................... 20,122    30.12      606     0.70%        5.59%     6.03%
   2002............................................... 23,819    28.41      677     0.70%        7.18%     8.32%
   2001............................................... 21,130    26.23      554     0.70%        7.69%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 42,791    62.97    2,695     0.70%        0.32%     6.19%
   2003............................................... 48,987    59.30    2,905     0.70%        0.39%    30.03%
   2002............................................... 53,318    45.61    2,432     0.70%        0.61%   (27.37)%
   2001............................................... 60,645    62.80    3,809     0.70%        0.63%   (13.19)%
 Oppenheimer High Income Fund/VA
   2004............................................... 38,786    44.28    1,718     0.70%        6.62%     8.20%
   2003............................................... 47,580    40.93    1,947     0.70%        6.67%    23.09%
   2002............................................... 47,784    33.25    1,589     0.70%       10.73%    (3.08)%
   2001............................................... 51,746    34.30    1,775     0.70%       10.35%     1.25%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004............................................... 21,391    10.10      216     0.70%        0.00%     5.86%
   2003............................................... 22,515     9.54      215     0.70%        0.00%    24.82%
   2002............................................... 29,713     7.64      227     0.70%        0.00%   (30.92)%
   2001............................................... 21,511    11.07      238     0.70%        0.00%   (40.89)%
 PBHG Large Cap Growth Portfolio
   2004............................................... 17,378    17.25      300     0.70%        0.00%     8.18%
   2003............................................... 19,361    15.95      309     0.70%        0.00%    30.27%
   2002............................................... 17,789    12.24      218     0.70%        0.00%   (29.81)%
   2001............................................... 18,707    17.44      326     0.70%        0.00%   (28.79)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  6,203    10.57       66     0.70%        2.63%     4.15%
   2003...............................................  2,997    10.15       30     0.70%        3.38%     1.49%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004................................................  12,118   $16.15   $  196     0.70%        1.39%     9.60%
   2003................................................  21,575    14.74      318     0.70%        1.53%    31.41%
   2002................................................  26,040    11.22      292     0.70%        1.11%   (23.59)%
   2001................................................  21,398    14.68      314     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004................................................  17,519    14.88      261     0.70%        4.59%     5.90%
   2003................................................  17,306    14.05      243     0.70%        4.82%    12.44%
   2002................................................   9,971    12.49      125     0.70%        6.01%     8.08%
   2001................................................   3,651    11.56       42     0.70%        6.44%     6.17%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004................................................   8,878    12.97      115     0.70%        2.16%     7.98%
   2003................................................   7,201    12.01       87     0.70%        2.19%    15.10%
   2002................................................   7,649    10.44       80     0.70%        1.78%    (7.52)%
   2001................................................   2,210    11.29       25     0.70%        3.70%    (1.50)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................   7,226    14.28      103     0.70%        0.00%    10.06%
   2003................................................   4,019    12.97       52     0.70%        0.00%    29.73%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004................................................  35,019     6.06      212     0.70%        0.00%     5.88%
   2003................................................  37,073     5.72      212     0.70%        0.00%    28.61%
   2002................................................  27,851     4.45      124     0.70%        0.00%   (24.89)%
   2001................................................  16,503     5.92       98     0.70%        0.00%   (23.82)%
 AIM V.I. Growth Fund -- Series I shares
   2004................................................  38,938     4.89      190     0.70%        0.00%     7.47%
   2003................................................  40,947     4.55      186     0.70%        0.00%    30.32%
   2002................................................  35,571     3.49      124     0.70%        0.00%   (31.46)%
   2001................................................  16,297     5.10       83     0.70%        0.40%   (34.35)%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................       4    10.64        1     0.70%        0.00%     6.40%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................  46,132     7.15      330     0.70%        0.47%     5.03%
   2003................................................  46,144     6.81      314     0.70%        0.33%    24.20%
   2002................................................  41,113     5.48      225     0.70%        0.45%   (30.75)%
   2001................................................  19,328     7.91      153     0.70%        0.35%   (13.18)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004................................................  99,389    18.35    1,824     0.70%        0.00%     4.76%
   2003................................................ 110,002    17.52    1,927     0.70%        0.00%    34.22%
   2002................................................ 109,921    13.05    1,434     0.70%        0.04%   (33.46)%
   2001................................................ 129,030    19.62    2,532     0.70%        0.24%   (12.44)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004...............................................  88,530   $10.65   $  943     0.70%        0.00%    15.75%
   2003...............................................  88,375     9.20      813     0.70%        0.00%    41.35%
   2002...............................................  84,392     6.51      549     0.70%        0.00%   (26.74)%
   2001...............................................  69,049     8.88      613     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 148,087    11.36    1,682     0.70%        0.77%    10.44%
   2003............................................... 136,367    10.29    1,403     0.70%        0.82%    31.26%
   2002...............................................  87,054     7.84      683     0.70%        0.56%   (22.81)%
   2001...............................................  42,611    10.15      433     0.70%        0.32%    (0.55)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................       3    10.55        1     0.70%        0.00%     5.50%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  30,628     6.38      195     0.70%        0.00%     7.58%
   2003...............................................  34,350     5.93      204     0.70%        0.00%    22.50%
   2002...............................................  25,762     4.84      125     0.70%        0.00%   (31.33)%
   2001...............................................  16,341     7.05      115     0.70%        0.00%   (17.98)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  11,164     8.20       92     0.70%        0.00%    13.58%
   2003...............................................  10,174     7.22       73     0.70%        0.00%    47.63%
   2002...............................................   7,741     4.89       38     0.70%        0.00%   (32.54)%
   2001...............................................   3,292     7.25       24     0.70%        0.00%   (13.47)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,659    13.83       23     0.70%        0.00%     4.35%
   2003...............................................     722    13.25       10     0.70%        0.00%    32.50%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  10,304     6.24       64     0.70%        0.40%     5.46%
   2003...............................................   9,897     5.92       59     0.70%        0.13%    25.12%
   2002...............................................   7,490     4.73       35     0.70%        0.35%   (29.44)%
   2001...............................................   3,973     6.70       27     0.70%        0.13%   (23.12)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................   9,103    10.41       95     0.70%        3.14%     2.11%
   2003...............................................     401    10.19        4     0.70%        1.25%     1.90%
 VT Worldwide Health Sciences Fund
   2004...............................................   4,520    12.62       57     0.70%        0.00%     5.49%
   2003...............................................   3,673    11.97       44     0.70%        0.00%    19.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  18,133   $19.11   $  347     0.70%        1.39%     9.01%
   2003...............................................  23,085    17.53      405     0.70%        1.52%    26.80%
   2002...............................................  25,242    13.82      349     0.70%        1.23%   (20.77)%
   2001...............................................  25,767    17.45      450     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2004...............................................  11,922    14.95      178     0.70%        3.84%     9.15%
   2003...............................................  11,951    13.70      164     0.70%        6.38%    19.83%
   2002...............................................  14,863    11.43      170     0.70%        5.55%   (24.48)%
   2001...............................................  16,543    15.14      250     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  23,479    19.35      454     0.70%        7.36%     9.69%
   2003...............................................  23,064    17.64      407     0.70%        6.26%    21.36%
   2002...............................................  23,982    14.53      348     0.70%        9.77%     0.68%
   2001...............................................  16,943    14.44      245     0.70%       10.29%     0.66%
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  15,416    12.44      192     0.70%        6.07%     9.39%
   2003...............................................  13,385    11.37      152     0.70%        5.63%    20.94%
   2002...............................................   8,558     9.40       80     0.70%        8.29%     0.52%
   2001...............................................   3,727     9.34       35     0.70%        0.00%     0.67%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  12,585    15.21      191     0.70%        0.01%    13.68%
   2003...............................................   8,431    13.38      113     0.70%        0.00%    33.81%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  11,342    32.42      368     0.70%        2.79%     4.73%
   2003...............................................  10,314    30.96      319     0.70%        3.64%    17.15%
   2002...............................................   8,611    26.43      228     0.70%        4.08%    (9.37)%
   2001...............................................   8,491    29.16      248     0.70%        4.27%    (4.77)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................... 106,831    35.16    3,757     0.70%        0.33%    14.67%
   2003............................................... 107,026    30.67    3,282     0.70%        0.45%    27.57%
   2002............................................... 105,161    24.04    2,528     0.70%        0.84%    (9.98)%
   2001............................................... 109,907    26.71    2,936     0.70%        0.81%   (12.86)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 132,371    10.58    1,401     0.70%        0.19%    14.35%
   2003............................................... 107,149     9.26      992     0.70%        0.21%    27.30%
   2002...............................................  55,714     7.27      405     0.70%        0.44%   (10.24)%
   2001...............................................  23,700     8.10      192     0.70%        0.00%   (13.09)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................     227    11.97        3     0.70%        0.00%     0.57%
   2003...............................................     177    11.90        2     0.70%        0.00%    19.03%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................  36,992   $56.55   $2,092     0.70%        1.55%    10.75%
   2003.............................................  35,597    51.06    1,818     0.70%        1.79%    29.42%
   2002.............................................  25,961    39.46    1,024     0.70%        1.82%   (17.53)%
   2001.............................................  27,433    47.84    1,312     0.70%        1.70%    (5.62)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................  86,710    11.45      993     0.70%        1.29%    10.45%
   2003.............................................  77,554    10.37      804     0.70%        1.31%    29.12%
   2002.............................................  54,112     8.03      435     0.70%        1.08%   (17.73)%
   2001.............................................  25,792     9.76      252     0.70%        0.02%    (5.89)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  47,088    16.07      757     0.70%        0.99%     5.05%
   2003.............................................  77,244    15.29    1,181     0.70%        1.18%    22.91%
   2002.............................................  73,891    12.44      919     0.70%        1.24%   (17.20)%
   2001.............................................  66,877    15.03    1,005     0.70%        1.36%    (9.39)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................  32,269     9.11      294     0.70%        0.70%     4.78%
   2003.............................................  31,503     8.69      274     0.70%        0.76%    22.58%
   2002.............................................  21,637     7.09      153     0.70%        1.16%   (17.43)%
   2001.............................................  13,655     8.59      117     0.70%        0.00%    (9.65)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  21,127    11.78      249     0.70%        0.53%     6.44%
   2003.............................................  26,615    11.07      295     0.70%        0.77%    28.96%
   2002.............................................  22,930     8.58      197     0.70%        1.08%   (22.39)%
   2001.............................................  24,875    11.06      275     0.70%        0.39%   (15.02)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................  37,617    55.15    2,074     0.70%        0.27%     2.65%
   2003.............................................  39,606    53.72    2,128     0.70%        0.27%    31.92%
   2002.............................................  32,419    40.72    1,320     0.70%        0.26%   (30.60)%
   2001.............................................  34,260    58.68    2,010     0.70%        0.08%   (18.23)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................. 152,890     6.66    1,017     0.70%        0.12%     2.40%
   2003............................................. 140,851     6.50      915     0.70%        0.10%    31.61%
   2002............................................. 112,010     4.94      553     0.70%        0.11%   (30.78)%
   2001.............................................  60,788     7.13      433     0.70%        0.00%   (18.44)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 111,544    14.53    1,620     0.70%        0.00%    23.78%
   2003.............................................  89,513    11.74    1,051     0.70%        0.19%    37.28%
   2002.............................................  46,405     8.55      397     0.70%        0.45%   (10.65)%
   2001.............................................  12,355     9.57      118     0.70%        0.00%    (4.19)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................  20,017    30.49      610     0.70%        1.00%    12.84%
   2003.............................................  13,119    27.02      354     0.70%        0.62%    42.37%
   2002.............................................   9,210    18.98      175     0.70%        0.79%   (20.84)%
   2001.............................................   7,322    23.97      176     0.70%        5.39%   (21.72)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................      27    11.33        1     0.70%        0.00%    13.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                        Net Assets     Expenses as a Investment
                                     ----------------- % of Average    Income    Total
Type II:                      Units  Unit Value  000s   Net Assets     Ratio     Return
--------                     ------- ---------- ------ ------------- ---------- ------
GE Investments Funds, Inc.:
 Global Income Fund
   2004.....................  13,711   $14.30   $  196     0.70%        5.93%     8.69%
   2003.....................  12,787    13.16      168     0.70%        3.38%    10.91%
   2002.....................  10,966    11.86      130     0.70%        0.69%    15.82%
   2001.....................   8,893    10.24       91     0.70%        0.00%    (2.37)%
 Income Fund
   2004.....................  50,335    14.21      715     0.70%        4.48%     2.69%
   2003.....................  77,398    13.84    1,071     0.70%        4.10%     2.87%
   2002..................... 133,661    13.45    1,798     0.70%        4.30%     9.12%
   2001.....................  28,562    12.33      352     0.70%        4.90%     6.67%
 International Equity Fund
   2004.....................  38,000    15.54      591     0.70%        1.35%    15.04%
   2003.....................  34,577    13.51      467     0.70%        1.04%    36.94%
   2002.....................  30,591     9.87      302     0.70%        1.48%   (24.36)%
   2001.....................  23,877    13.04      311     0.70%        1.28%   (21.42)%
 Mid-Cap Equity Fund
   2004.....................  89,246    22.71    2,026     0.70%        1.08%    15.21%
   2003.....................  87,431    19.71    1,723     0.70%        1.56%    32.01%
   2002.....................  72,247    14.93    1,079     0.70%        0.99%   (14.37)%
   2001.....................  64,428    17.44    1,124     0.70%        0.90%    (0.38)%
 Money Market Fund
   2004..................... 306,182    19.53    5,980     0.70%        0.97%     0.24%
   2003..................... 383,069    19.48    7,464     0.70%        0.80%     0.07%
   2002..................... 444,423    19.47    8,653     0.70%        1.47%     0.76%
   2001..................... 375,930    19.32    7,263     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2004..................... 156,662    10.69    1,675     0.70%        0.67%     6.28%
   2003..................... 150,000    10.06    1,509     0.70%        0.21%    28.01%
   2002.....................  97,973     7.86      770     0.70%        0.05%   (21.57)%
   2001.....................  77,433    10.02      776     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2004.....................  36,245    38.86    1,408     0.70%        6.29%    31.44%
   2003.....................  32,239    29.56      953     0.70%        4.02%    36.42%
   2002.....................  31,288    21.67      678     0.70%        4.64%    (2.04)%
   2001.....................  24,349    22.12      539     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2004..................... 168,892    53.19    8,983     0.70%        1.68%     9.69%
   2003..................... 175,964    48.49    8,533     0.70%        1.41%    27.38%
   2002..................... 168,621    38.07    6,419     0.70%        1.33%   (22.91)%
   2001..................... 145,112    49.38    7,166     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2004.....................  62,443    14.45      902     0.70%        6.61%    14.34%
   2003.....................  46,706    12.64      590     0.70%        0.09%    23.25%
   2002.....................  28,077    10.25      288     0.70%        0.40%   (14.46)%
   2001.....................   8,753    11.99      105     0.70%        0.88%     9.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Total Return Fund
   2004................................................  22,258   $46.42   $1,033     0.70%        1.46%     7.43%
   2003................................................  21,189    43.21      916     0.70%        1.33%    19.47%
   2002................................................  16,545    36.17      598     0.70%        2.32%    (9.95)%
   2001................................................  16,248    40.16      653     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2004................................................  93,438    12.03    1,124     0.70%        1.41%     7.41%
   2003................................................  91,590    11.20    1,026     0.70%        0.96%    22.41%
   2002................................................  98,826     9.15      904     0.70%        0.99%   (19.83)%
   2001................................................ 105,740    11.41    1,206     0.70%        0.80%    (9.12)%
 Value Equity Fund
   2004................................................  23,890     9.90      237     0.70%        1.26%     8.80%
   2003................................................  21,350     9.10      194     0.70%        1.94%    23.18%
   2002................................................  17,703     7.39      131     0.70%        1.28%   (18.14)%
   2001................................................   8,331     9.03       75     0.70%        1.78%    (9.40)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................................  27,365    10.17      278     0.70%        2.20%    17.96%
   2003................................................  16,805     8.62      145     0.70%        1.33%    23.49%
   2002................................................  20,760     6.98      145     0.70%        1.95%   (11.96)%
   2001................................................  13,984     7.93      111     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2004................................................  87,893    18.46    1,623     0.70%        4.90%    25.00%
   2003................................................  74,805    14.77    1,105     0.70%        0.96%    27.49%
   2002................................................  84,028    11.59      974     0.70%        0.98%    (5.36)%
   2001................................................  76,066    12.24      931     0.70%        1.42%    11.26%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004................................................   1,347    13.65       18     0.70%        0.00%     8.02%
   2003................................................     128    12.64        2     0.70%        0.00%    26.38%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 105,395    26.02    2,742     0.70%        2.15%     7.77%
   2003................................................ 118,040    24.14    2,850     0.70%        2.20%    13.25%
   2002................................................ 150,095    21.32    3,200     0.70%        2.36%    (7.10)%
   2001................................................ 150,202    22.95    3,447     0.70%        1.35%    (5.34)%
 Balanced Portfolio -- Service Shares
   2004................................................ 163,634    10.35    1,693     0.70%        2.37%     7.53%
   2003................................................ 148,936     9.62    1,433     0.70%        2.03%    12.93%
   2002................................................ 117,565     8.52    1,002     0.70%        2.48%    (7.33)%
   2001................................................  61,208     9.19      563     0.70%        2.06%    (5.57)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  70,555    24.34    1,718     0.70%        0.24%    17.40%
   2003................................................  89,818    20.74    1,862     0.70%        0.47%    19.69%
   2002................................................ 118,598    17.32    2,054     0.70%        0.55%   (16.26)%
   2001................................................ 121,421    20.69    2,512     0.70%        0.42%   (22.22)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004................................................  35,918   $ 7.46   $  268     0.70%        0.03%    17.14%
   2003................................................  35,232     6.37      224     0.70%        0.27%    19.39%
   2002................................................  29,735     5.34      159     0.70%        0.34%   (16.52)%
   2001................................................  19,212     6.39      123     0.70%        0.48%   (22.38)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  22,035    18.67      411     0.70%        5.66%     3.24%
   2003................................................  32,132    18.08      581     0.70%        4.27%     5.65%
   2002................................................  30,899    17.12      529     0.70%        5.26%     9.70%
   2001................................................  22,884    15.60      357     0.70%        3.30%     6.98%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................  29,001     9.44      274     0.70%        0.00%    13.42%
   2003................................................  25,559     8.32      213     0.70%        0.00%    25.31%
   2002................................................  20,648     6.64      137     0.70%        0.00%   (30.04)%
   2001................................................  14,783     9.49      140     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2004................................................  59,416     3.63      215     0.70%        0.00%    (0.14)%
   2003................................................  62,665     3.63      228     0.70%        0.00%    45.45%
   2002................................................  41,442     2.50      104     0.70%        0.00%   (41.35)%
   2001................................................  24,502     4.26      104     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 130,686    21.94    2,867     0.70%        0.14%     3.78%
   2003................................................ 134,660    21.14    2,846     0.70%        0.09%    30.81%
   2002................................................ 131,849    16.16    2,131     0.70%        0.00%   (27.02)%
   2001................................................ 136,402    22.14    3,020     0.70%        0.02%   (25.26)%
 Growth Portfolio -- Service Shares
   2004................................................  36,233     6.07      220     0.70%        0.00%     3.47%
   2003................................................  36,456     5.87      214     0.70%        0.00%    30.57%
   2002................................................  30,203     4.49      136     0.70%        0.00%   (27.23)%
   2001................................................  21,087     6.17      130     0.70%        0.00%   (25.43)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  81,120    21.62    1,754     0.70%        0.93%    18.12%
   2003................................................  83,681    18.31    1,532     0.70%        1.22%    33.97%
   2002................................................  84,814    13.66    1,159     0.70%        0.84%   (26.11)%
   2001................................................  95,757    18.49    1,771     0.70%        0.38%   (23.78)%
 International Growth Portfolio -- Service Shares
   2004................................................  39,219     7.67      301     0.70%        0.87%    17.85%
   2003................................................  38,190     6.51      249     0.70%        1.11%    33.59%
   2002................................................  28,173     4.87      137     0.70%        0.83%   (26.28)%
   2001................................................  17,206     6.61      114     0.70%        0.22%   (23.97)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 117,313    24.25    2,844     0.70%        0.00%    19.90%
   2003................................................ 120,393    20.22    2,435     0.70%        0.00%    34.16%
   2002................................................ 115,952    15.07    1,747     0.70%        0.00%   (28.44)%
   2001................................................ 109,492    21.06    2,306     0.70%        0.00%   (39.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  77,944   $ 4.70   $  366     0.70%        0.00%    19.63%
   2003...............................................  72,473     3.93      284     0.70%        0.00%    33.82%
   2002...............................................  59,086     2.93      173     0.70%        0.00%   (28.62)%
   2001...............................................  28,395     4.11      117     0.70%        0.00%   (40.02)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004...............................................  98,544    24.41    2,406     0.70%        0.99%     4.04%
   2003............................................... 105,867    23.47    2,484     0.70%        1.08%    23.12%
   2002............................................... 144,792    19.06    2,760     0.70%        0.86%   (26.02)%
   2001............................................... 144,970    25.76    3,734     0.70%        0.24%   (22.98)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  48,113     6.28      302     0.70%        0.91%     3.79%
   2003...............................................  54,662     6.05      331     0.70%        0.87%    22.82%
   2002...............................................  48,691     4.93      240     0.70%        0.70%   (26.23)%
   2001...............................................  22,940     6.68      153     0.70%        0.15%   (23.16)%
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004...............................................      41    11.27        1     0.70%       13.19%    12.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  44,622     6.15      274     0.70%        0.00%     8.22%
   2003...............................................  33,326     5.68      189     0.70%        0.00%    21.75%
   2002...............................................  23,388     4.67      109     0.70%        0.00%   (28.22)%
   2001...............................................  11,383     6.50       74     0.70%        0.03%   (25.36)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  10,354     8.46       88     0.70%        0.43%    10.34%
   2003...............................................  14,833     7.67      114     0.70%        0.46%    20.98%
   2002...............................................  13,017     6.34       83     0.70%        0.55%   (21.71)%
   2001...............................................   8,997     8.09       73     0.70%        0.08%   (16.69)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  72,197     8.02      579     0.70%        0.00%     5.46%
   2003...............................................  75,499     7.61      574     0.70%        0.00%    32.50%
   2002...............................................  21,603     5.74      124     0.70%        0.00%   (32.28)%
   2001...............................................   7,898     8.48       67     0.70%        0.00%    (5.92)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  48,177     9.70      467     0.70%        1.31%    28.93%
   2003...............................................  49,227     7.52      370     0.70%        2.02%    34.62%
   2002...............................................  37,194     5.59      208     0.70%        2.87%   (23.44)%
   2001...............................................  25,912     7.30      189     0.70%        1.76%   (24.98)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   9,816    13.95      137     0.70%        0.00%    12.24%
   2003...............................................   2,119    12.42       26     0.70%        0.00%    24.25%
 Nations Marsico International Opportunities Portfolio
   2004...............................................   6,951    15.58      108     0.70%        0.65%    15.78%
   2003...............................................   2,081    13.46       28     0.70%        0.01%    34.58%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type II:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------ ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................. 21,287   $52.98   $1,128     0.70%        0.00%    18.94%
   2003............................................. 21,210    44.54      945     0.70%        0.00%    24.71%
   2002............................................. 19,975    35.72      714     0.70%        0.70%   (28.30)%
   2001............................................. 19,988    49.81      996     0.70%        0.97%   (31.75)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.............................................  3,012    14.31       43     0.70%        0.00%    18.59%
   2003.............................................  2,599    12.06       31     0.70%        0.00%    20.63%
 Oppenheimer Balanced Fund/VA
   2004............................................. 13,088    44.96      589     0.70%        1.02%     9.33%
   2003............................................. 12,263    41.13      504     0.70%        2.87%    24.08%
   2002............................................. 12,634    33.15      419     0.70%        3.72%   (11.03)%
   2001............................................. 11,900    37.25      443     0.70%        3.71%   (10.91)%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.............................................     38    11.01        1     0.70%        0.00%    10.05%
 Oppenheimer Bond Fund/VA
   2004............................................. 17,136    31.56      541     0.70%        4.60%     4.75%
   2003............................................. 20,380    30.12      614     0.70%        5.59%     6.03%
   2002............................................. 24,687    28.41      701     0.70%        7.18%     8.32%
   2001............................................. 20,879    26.23      548     0.70%        7.69%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 26,147    62.97    1,646     0.70%        0.32%     6.19%
   2003............................................. 28,204    59.30    1,673     0.70%        0.39%    30.03%
   2002............................................. 28,174    45.61    1,285     0.70%        0.61%   (27.37)%
   2001............................................. 28,225    62.80    1,773     0.70%        0.63%   (13.19)%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.............................................  7,709    13.10      101     0.70%        0.09%     5.87%
   2003.............................................    333    12.37        4     0.70%        0.00%    23.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 81,745    10.84      886     0.70%        1.12%    18.04%
   2003............................................. 56,356     9.18      518     0.70%        0.57%    41.86%
   2002............................................. 38,218     6.47      247     0.70%        0.37%   (22.91)%
   2001............................................. 21,714     8.40      182     0.70%        0.09%   (12.79)%
 Oppenheimer High Income Fund/VA
   2004............................................. 31,737    44.28    1,405     0.70%        6.62%     8.20%
   2003............................................. 31,380    40.93    1,284     0.70%        6.67%    23.09%
   2002............................................. 32,150    33.25    1,069     0.70%       10.73%    (3.08)%
   2001............................................. 34,909    34.30    1,197     0.70%       10.35%     1.25%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................. 70,239     8.77      616     0.70%        0.70%     8.38%
   2003............................................. 67,943     8.09      550     0.70%        0.73%    25.55%
   2002............................................. 49,197     6.44      317     0.70%        0.46%   (19.60)%
   2001............................................. 21,746     8.01      174     0.70%        0.08%   (10.91)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   6,130   $16.31   $  100     0.70%        0.00%    18.34%
   2003...............................................     730    13.78        1     0.70%        0.00%    37.80%
PBHG Insurance Series Fund, Inc:
 PBHG Growth II Portfolio
   2004...............................................  43,944    10.10      444     0.70%        0.00%     5.86%
   2003...............................................  49,925     9.54      476     0.70%        0.00%    24.82%
   2002...............................................  49,673     7.64      380     0.70%        0.00%   (30.92)%
   2001...............................................  45,469    11.07      503     0.70%        0.00%   (40.89)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  31,250    17.25      539     0.70%        0.00%     8.18%
   2003...............................................  35,568    15.95      567     0.70%        0.00%    30.27%
   2002...............................................  28,295    12.24      346     0.70%        0.00%   (29.81)%
   2001...............................................  27,510    17.44      480     0.70%        0.00%   (28.79)%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   4,520    12.64       57     0.70%        3.29%     4.82%
   2003...............................................   3,816    12.06       46     0.70%        2.72%     1.54%
   2002...............................................   2,535    11.88       30     0.70%        3.67%     7.43%
   2001...............................................     723    11.06        8     0.70%        3.57%     6.84%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  36,718    12.97      476     0.70%        6.78%     8.77%
   2003...............................................  29,080    11.92      347     0.70%        7.38%    21.99%
   2002...............................................  14,509     9.77      142     0.70%        8.61%    (1.88)%
   2001...............................................   4,802     9.96       48     0.70%        7.15%     1.63%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  51,253    14.62      749     0.70%        4.48%     6.81%
   2003...............................................  49,545    13.69      678     0.70%        3.05%     3.17%
   2002...............................................  36,158    13.27      480     0.70%        4.24%    16.76%
   2001...............................................   8,682    11.36       99     0.70%        4.20%     5.11%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 141,657    13.13    1,860     0.70%        2.63%     4.15%
   2003............................................... 112,041    12.61    1,412     0.70%        2.86%     4.30%
   2002...............................................  51,433    12.09      622     0.70%        4.28%     8.31%
   2001...............................................  10,197    11.16      114     0.70%        3.79%     7.61%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     176    14.20        2     0.70%        0.00%    14.57%
   2003...............................................       1    12.40        1     0.70%        0.00%    23.98%
 Jennison Portfolio -- Class II Shares
   2004...............................................      54    13.22        1     0.70%        0.04%     8.45%
   2003...............................................      53    12.19        1     0.70%        0.00%    21.90%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.................................................. 20,467   $ 3.97   $ 81     0.70%        0.00%     8.58%
   2003.................................................. 17,929     3.66     66     0.70%        0.00%    44.40%
   2002.................................................. 14,577     2.53     37     0.70%        0.00%   (39.28)%
   2001..................................................  5,028     4.17     21     0.70%        0.00%   (35.63)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,554    13.95     22     0.70%        0.30%     7.31%
   2003..................................................    164    13.00      2     0.70%        0.00%    29.99%
 Salomon Brothers Variable Investors Fund -- Class I
   2004.................................................. 26,896    16.15    434     0.70%        1.39%     9.60%
   2003.................................................. 28,015    14.74    413     0.70%        1.53%    31.41%
   2002.................................................. 23,590    11.22    265     0.70%        1.11%   (23.59)%
   2001.................................................. 31,874    14.68    468     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2004.................................................. 26,715    14.88    397     0.70%        4.59%     5.90%
   2003.................................................. 31,290    14.05    440     0.70%        4.82%    12.44%
   2002.................................................. 29,849    12.49    373     0.70%        6.01%     8.08%
   2001.................................................. 22,290    11.56    258     0.70%        6.44%     6.17%
 Salomon Brothers Variable Total Return Fund -- Class I
   2004..................................................  8,140    12.97    106     0.70%        2.16%     7.98%
   2003..................................................  9,652    12.01    116     0.70%        2.19%    15.10%
   2002..................................................  6,005    10.44     63     0.70%        1.78%    (7.52)%
   2001..................................................  3,259    11.29     37     0.70%        3.70%    (1.50)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 20,393    12.25    250     0.70%        0.69%    16.60%
   2003.................................................. 10,338    10.50    109     0.70%        0.46%    29.85%
   2002..................................................     56     8.09      1     0.70%        0.00%   (19.11)%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  4,695     9.77     46     0.70%        0.00%     6.03%
   2003..................................................  3,061     9.21     28     0.70%        0.00%    26.15%
   2002..................................................     13     7.30      1     0.70%        0.00%   (26.96)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................  1,382    14.45     20     0.00%        0.00%    10.84%
   2003..................................................    108    13.03      1     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004..................................................  1,419    11.00     16     0.00%        0.00%     6.63%
   2003..................................................  1,130    10.32     12     0.00%        0.00%    29.52%
   2002..................................................    363     7.96      3     0.00%        0.00%   (20.36)%
 AIM V.I. Growth Fund -- Series I shares
   2004..................................................    860    10.55      9     0.00%        0.00%     8.23%
   2003..................................................    758     9.75      7     0.00%        0.00%    31.24%
   2002..................................................    450     7.43      3     0.00%        0.00%   (25.71)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income    Total
Type III:                                                   Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004....................................................  3,418   $10.04   $ 34     0.00%        0.47%     5.77%
   2003....................................................  2,383     9.50     23     0.00%        0.33%    25.08%
   2002....................................................    704     7.59      5     0.00%        0.45%   (24.08)%
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................... 24,852    12.29    306     0.00%        0.77%    11.22%
   2003.................................................... 18,031    11.05    199     0.00%        0.82%    32.18%
   2002.................................................... 10,029     8.36     84     0.00%        0.56%   (16.38)%
 AllianceBernstein International Value Portfolio -- Class B
   2004....................................................  1,290    10.56      1     0.00%        0.00%     5.59%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004....................................................  2,617    10.32     27     0.00%        0.00%     8.35%
   2003....................................................  1,413     9.52     13     0.00%        0.00%    23.37%
   2002....................................................    194     7.72      1     0.00%        0.00%   (22.81)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004....................................................    364    12.48      5     0.00%        0.00%    14.38%
   2003....................................................    323    10.91      4     0.00%        0.00%    48.67%
   2002....................................................    165     7.34      1     0.00%        0.00%   (26.62)%
 AllianceBernstein Technology Portfolio -- Class B
   2004....................................................     60    13.99      1     0.00%        0.00%     5.09%
   2003....................................................     21    13.31      1     0.00%        0.00%    33.12%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004....................................................    601    10.00      6     0.00%        0.40%     6.21%
   2003....................................................    532     9.42      5     0.00%        0.13%    26.00%
   2002....................................................    351     7.48      3     0.00%        0.35%   (25.24)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004....................................................    607    10.53      6     0.00%        3.14%     2.83%
 VT Worldwide Health Sciences Fund
   2004....................................................    443    12.77      6     0.00%        0.00%     6.24%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004....................................................  1,933    13.44     26     0.00%        6.07%    10.16%
   2003....................................................  9,759    12.20    119     0.00%        5.63%    21.79%
   2002....................................................    163    10.02      2     0.00%        8.29%     0.19%
 Federated Kaufmann Fund II -- Service Shares
   2004....................................................     23    15.39      1     0.00%        0.01%    14.48%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.................................................... 19,664    13.65    268     0.00%        0.19%    15.16%
   2003.................................................... 13,743    11.85    163     0.00%        0.21%    28.20%
   2002....................................................  3,128     9.24     29     0.00%        0.44%    (7.57)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                            Net Assets    Expenses as a Investment
                                                          --------------- % of Average    Income    Total
Type III:                                          Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                          ------ ---------- ---- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................... 19,934   $12.60   $251     0.00%        1.29%    11.23%
   2003........................................... 11,384    11.32    129     0.00%        1.31%    30.03%
   2002...........................................  1,929     8.71     17     0.00%        1.08%   (12.91)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...........................................  5,393    11.45     62     0.00%        0.70%     5.52%
   2003...........................................  4,955    10.85     54     0.00%        0.76%    23.44%
   2002...........................................    282     8.79      2     0.00%        1.16%   (12.07)%
 VIP Growth Portfolio -- Service Class 2
   2004........................................... 14,278    10.05    144     0.00%        0.12%     3.12%
   2003........................................... 11,662     9.75    114     0.00%        0.10%    32.54%
   2002...........................................  6,754     7.35     50     0.00%        0.11%   (26.46)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  9,732    15.77    154     0.00%        0.00%    24.66%
   2003...........................................  5,791    12.65     73     0.00%        0.19%    38.25%
   2002...........................................  1,364     9.15     12     0.00%        0.45%    (8.47)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     73    11.38      1     0.00%        0.00%    13.85%
GE Investments Funds, Inc:
 Income Fund
   2004...........................................  2,403    11.52     28     0.00%        4.48%     3.42%
   2003...........................................  2,332    11.14     26     0.00%        4.10%     3.60%
   2002...........................................  1,504    10.75     16     0.00%        4.30%     7.52%
 Mid-Cap Equity Fund
   2004........................................... 22,678    13.59    308     0.00%        1.08%    16.02%
   2003........................................... 10,448    11.71    122     0.00%        1.56%    32.94%
   2002...........................................  3,962     8.81     35     0.00%        0.99%   (11.91)%
 Money Market Fund
   2004........................................... 18,564    10.31    191     0.00%        0.97%     0.95%
   2003........................................... 31,882    10.21    325     0.00%        0.80%     0.78%
   2002...........................................  3,924    10.13     40     0.00%        1.47%     1.30%
 Premier Growth Equity Fund
   2004...........................................  8,100    11.26     91     0.00%        0.67%     7.03%
   2003...........................................  6,343    10.52     67     0.00%        0.21%    28.91%
   2002...........................................    982     8.16      8     0.00%        0.05%   (18.37)%
 Real Estate Securities Fund
   2004...........................................  9,834    16.70    164     0.00%        6.29%    32.37%
   2003...........................................  3,854    12.61     49     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2004........................................... 39,598    11.58    459     0.00%        1.68%    10.46%
   2003........................................... 14,324    10.48    150     0.00%        1.41%    28.27%
   2002...........................................  6,520     8.17     53     0.00%        1.33%   (18.28)%
 Small-Cap Value Equity Fund
   2004........................................... 24,301    12.59    306     0.00%        6.61%    15.15%
   2003........................................... 19,851    10.94    217     0.00%        0.09%    24.11%
   2002...........................................  6,241     8.81     55     0.00%        0.40%   (11.87)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type III:                                            Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                            ------ ---------- ---- ------------- ---------- ------
 Total Return Fund
   2004.............................................  4,362   $12.49   $ 54     0.00%        1.46%     8.19%
   2003.............................................    166    11.55      2     0.00%        1.33%    15.49%
 U.S. Equity Fund
   2004.............................................  8,127    11.21     91     0.00%        1.41%     8.17%
   2003.............................................  6,852    10.37     71     0.00%        0.96%    23.28%
   2002.............................................  1,364     8.41     11     0.00%        0.99%   (15.89)%
 Value Equity Fund
   2004............................................. 10,207    11.58    118     0.00%        1.26%     9.57%
   2003............................................. 11,293    10.57    119     0.00%        1.94%    24.05%
   2002.............................................  2,416     8.52     21     0.00%        1.28%   (14.82)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.............................................     38    13.81      1     0.00%        0.00%     8.79%
   2003.............................................    156    12.70      2     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004............................................. 12,019    11.73    141     0.00%        2.37%     8.29%
   2003.............................................  6,387    10.83     69     0.00%        2.03%    13.72%
   2002.............................................  2,179     9.52     21     0.00%        2.48%    (4.75)%
 Capital Appreciation Portfolio -- Service Shares
   2004............................................. 10,858    12.66    137     0.00%        0.03%    17.97%
   2003.............................................  9,123    10.73     98     0.00%        0.27%    20.23%
   2002.............................................  3,788     8.92     34     0.00%        0.34%   (10.77)%
 Global Life Sciences Portfolio -- Service Shares
   2004.............................................    283    10.86      3     0.00%        0.00%    14.22%
   2003.............................................    378     9.50      4     0.00%        0.00%    26.19%
   2002.............................................    284     7.53      2     0.00%        0.00%   (24.69)%
 Global Technology Portfolio -- Service Shares
   2004.............................................    171     9.52      2     0.00%        0.00%     0.57%
   2003.............................................    396     9.46      4     0.00%        0.00%    46.47%
   2002.............................................    332     6.46      2     0.00%        0.00%   (35.39)%
 Growth Portfolio -- Service Shares
   2004.............................................    757    10.72      8     0.00%        0.00%     4.20%
   2003.............................................    541    10.29      6     0.00%        0.00%    31.49%
   2002.............................................    111     7.83      1     0.00%        0.00%   (21.73)%
 International Growth Portfolio -- Service Shares
   2004............................................. 10,026    12.97    130     0.00%        0.87%    18.69%
   2003............................................. 12,887    10.93    141     0.00%        1.11%    34.53%
   2002.............................................  5,541     8.13     45     0.00%        0.83%   (18.75)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.............................................  5,418    13.26     72     0.00%        0.00%    20.48%
   2003.............................................  5,498    11.00     60     0.00%        0.00%    34.76%
   2002.............................................  2,722     8.17     22     0.00%        0.00%   (18.35)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income    Total
Type III:                                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                ------ ---------- ---- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  5,465   $10.45   $ 57     0.00%        0.91%     4.53%
   2003.................................................  5,318    10.00     53     0.00%        0.87%    23.68%
   2002.................................................  3,116     8.08     25     0.00%        0.70%   (19.15)%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Shares
   2004.................................................     48    10.97      1     0.00%        0.16%     9.71%
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004.................................................     29    11.33      1     0.00%       13.19%    13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................    651    10.41      7     0.00%        0.00%     8.98%
   2003.................................................    651     9.55      6     0.00%        0.00%    22.60%
   2002.................................................    423     7.79      3     0.00%        0.00%   (22.07)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................    412    11.25      5     0.00%        0.43%    11.13%
   2003.................................................    333    10.12      3     0.00%        0.46%    21.84%
   2002.................................................     83     8.31      1     0.00%        0.55%   (16.92)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................. 11,206    10.36    116     0.00%        0.00%     6.21%
   2003.................................................  8,803     9.75     86     0.00%        0.00%    33.43%
   2002.................................................  3,471     7.31     25     0.00%        0.00%   (26.90)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,171    15.37     49     0.00%        1.31%    29.84%
   2003.................................................  1,575    11.84     19     0.00%        2.02%    35.57%
   2002.................................................    299     8.73      3     0.00%        2.87%   (12.68)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................    387    14.11      5     0.00%        0.00%    13.03%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  9,285    15.77    146     0.00%        0.65%    16.59%
   2003.................................................  6,048    13.52     82     0.00%        0.01%    35.21%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................    835    14.47     12     0.00%        0.00%    19.43%
   2003.................................................    330    12.12      4     0.00%        0.00%    21.19%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  1,035    13.25     14     0.00%        0.09%     6.62%
   2003.................................................      8    12.43      1     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service Shares
   2004.................................................  7,961    13.83    110     0.00%        1.12%    18.88%
   2003.................................................  4,788    11.63     56     0.00%        0.57%    42.86%
   2002.................................................  1,860     8.14     15     0.00%        0.37%   (18.58)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                              ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  6,886   $11.62   $ 80     0.00%        0.70%     9.14%
   2003...............................................  4,945    10.65     53     0.00%        0.73%    26.44%
   2002...............................................  3,101     8.42     26     0.00%        0.46%   (15.79)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  1,245    16.50     21     0.00%        0.00%    19.18%
   2003...............................................    135    13.84      2     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,170    11.54     14     0.00%        3.29%     5.56%
   2003...............................................    747    10.93      8     0.00%        2.72%     2.26%
   2002...............................................    242    10.69      3     0.00%        3.67%     6.93%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  5,574    13.26     74     0.00%        6.78%     9.54%
   2003...............................................  3,560    12.11     43     0.00%        7.38%    22.85%
   2002...............................................  4,601     9.86     45     0.00%        8.61%    (1.43)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................  3,309    12.75     42     0.00%        4.48%     7.56%
   2003...............................................  2,256    11.85     27     0.00%        3.05%     3.90%
   2002...............................................    878    11.40     10     0.00%        4.24%    14.05%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 18,003    11.81    213     0.00%        2.63%     4.89%
   2003............................................... 14,940    11.26    168     0.00%        2.86%     5.04%
   2002............................................... 18,200    10.72    195     0.00%        4.28%     7.23%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    219    14.37      3     0.00%        0.00%    15.38%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    708    10.51      7     0.00%        0.00%     9.35%
   2003...............................................    543     9.61      5     0.00%        0.00%    45.41%
   2002...............................................     36     6.61      1     0.00%        0.00%   (33.89)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................      6    14.11      1     0.00%        0.30%     8.07%
   2003...............................................    103    13.06      1     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  3,189    12.48     40     0.00%        0.69%    17.43%
   2003...............................................  3,335    10.63     35     0.00%        0.46%    30.77%
   2002...............................................    437     8.13      4     0.00%        0.00%   (18.73)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  5,423     9.95     54     0.00%        0.00%     6.78%
   2003...............................................  2,671     9.32     25     0.00%        0.00%    27.03%
   2002...............................................     20     7.34      1     0.00%        0.00%   (26.62)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   2,193   $14.41   $   32     0.50%        4.48%     2.90%
   2003...............................................   2,340    14.01    1,589     0.50%        4.10%     3.08%
   2002...............................................   2,387    13.59    1,534     0.50%        4.30%     9.33%
   2001...............................................   2,819    12.43    1,402     0.50%        4.90%     6.89%
 Money Market Fund
   2004...............................................     990    22.17       22     0.50%        0.97%     0.45%
   2003...............................................   4,321    22.07       95     0.50%        0.80%     0.28%
   2002...............................................   4,682    22.01      109     0.50%        1.47%     0.96%
   2001...............................................   4,949    21.80      114     0.50%        3.85%     2.94%
 S&P 500(R) Index Fund
   2004...............................................  22,717    95.25    2,164     0.50%        1.68%     9.90%
   2003...............................................  24,128    86.67    2,091     0.50%        1.41%    27.63%
   2002...............................................  26,649    67.90    1,809     0.50%        1.33%   (22.76)%
   2001...............................................  29,348    87.91    2,580     0.50%        1.03%   (12.71)%
 Total Return Fund
   2004...............................................   8,218    62.50      514     0.50%        1.46%     7.65%
   2003...............................................   8,862    58.06      515     0.50%        1.33%    19.71%
   2002...............................................   9,144    48.50      443     0.50%        2.32%    (9.77)%
   2001...............................................   8,546    53.75      459     0.50%        1.60%    (3.38)%

Type V:
-------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 114,363    17.36    1,985     1.30%        0.00%     4.13%
   2003............................................... 129,265    16.67    2,155     1.30%        0.00%    33.41%
   2002............................................... 123,144    12.49    1,538     1.30%        0.04%   (33.86)%
   2001............................................... 177,225    18.89    3,348     1.30%        0.24%   (12.97)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 168,129    10.07    1,693     1.30%        0.00%    15.06%
   2003............................................... 164,909     8.75    1,443     1.30%        0.00%    40.50%
   2002............................................... 149,660     6.23      932     1.30%        0.00%   (27.18)%
   2001............................................... 193,757     8.56    1,659     1.30%        0.05%   (30.43)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................   6,227    13.52       84     1.30%        0.77%     9.78%
   2003...............................................   8,975    12.31      111     1.30%        0.82%    23.10%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2004...............................................  34,949    18.14      634     1.30%        1.39%     8.35%
   2003...............................................  43,528    16.74      729     1.30%        1.52%    26.04%
   2002...............................................  46,687    13.28      620     1.30%        1.23%   (21.25)%
   2001...............................................  63,683    16.86    1,074     1.30%        1.27%    (5.46)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type V:                                               Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                              ------- ---------- ------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................  34,361   $14.08   $   484     1.30%        3.84%     8.49%
   2003.............................................  23,728    12.98       308     1.30%        6.38%    19.11%
   2002.............................................  23,173    10.90       253     1.30%        5.55%   (24.94)%
   2001.............................................  23,007    14.52       334     1.30%        3.30%   (14.85)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................  38,714    18.22       705     1.30%        7.36%     9.02%
   2003.............................................  48,040    16.71       803     1.30%        6.26%    20.63%
   2002.............................................  49,334    13.85       683     1.30%        9.77%     0.07%
   2001.............................................  43,255    13.84       599     1.30%       10.29%     0.06%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 155,574    29.58     4,602     1.30%        2.79%     4.10%
   2003............................................. 174,391    28.41     4,955     1.30%        3.64%    16.45%
   2002............................................. 188,247    24.40     4,593     1.30%        4.08%    (9.91)%
   2001............................................. 219,198    27.08     5,936     1.30%        4.27%    (5.34)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................. 269,553    33.11     8,925     1.30%        0.33%    13.98%
   2003............................................. 260,928    29.05     7,580     1.30%        0.45%    26.80%
   2002............................................. 252,256    22.91     5,779     1.30%        0.84%   (10.53)%
   2001............................................. 303,135    25.60     7,760     1.30%        0.81%   (13.39)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 235,789    44.14    10,407     1.30%        1.55%    10.08%
   2003............................................. 256,975    40.10    10,304     1.30%        1.79%    28.64%
   2002............................................. 274,815    31.17     8,566     1.30%        1.82%   (18.02)%
   2001............................................. 323,795    38.02    12,311     1.30%        1.70%    (6.20)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................  33,947    15.34       521     1.30%        0.99%     4.42%
   2003.............................................  40,229    14.69       591     1.30%        1.18%    22.17%
   2002.............................................  35,060    12.02       421     1.30%        1.24%   (17.70)%
   2001.............................................  35,267    14.61       515     1.30%        1.36%    (9.94)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................  17,463    11.25       196     1.30%        0.53%     5.80%
   2003.............................................  18,024    10.63       192     1.30%        0.77%    28.19%
   2002.............................................  25,246     8.29       209     1.30%        1.08%   (22.86)%
   2001.............................................  29,917    10.75       322     1.30%        0.39%   (15.54)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 145,113    41.27     5,989     1.30%        0.27%     2.03%
   2003............................................. 161,999    40.45     6,553     1.30%        0.27%    31.13%
   2002............................................. 178,203    30.85     5,498     1.30%        0.26%   (31.01)%
   2001............................................. 212,582    44.72     9,507     1.30%        0.08%   (18.72)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................  54,640    17.16       937     1.30%        0.00%    23.04%
   2003.............................................   8,391    13.95       117     1.30%        0.19%    39.45%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                     Net Assets     Expenses as a Investment
                                                 ------------------ % of Average    Income    Total
Type V:                                   Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                  ------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004................................. 127,650   $22.78   $ 2,908     1.30%        1.00%    12.16%
   2003................................. 232,040    20.31     4,713     1.30%        0.62%    41.51%
   2002................................. 265,593    14.35     3,811     1.30%        0.79%   (21.31)%
   2001................................. 126,121    18.24     2,300     1.30%        5.39%   (22.20)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................  24,370    13.66       333     1.30%        5.93%     8.04%
   2003.................................  17,333    12.64       219     1.30%        3.38%    10.24%
   2002.................................  13,107    11.47       150     1.30%        0.69%    15.12%
   2001.................................   3,313     9.96        33     1.30%        0.00%    (2.96)%
 Income Fund
   2004.................................  98,671    13.62     1,344     1.30%        4.48%     2.08%
   2003................................. 131,112    13.34     1,749     1.30%        4.10%     2.26%
   2002................................. 146,090    13.05     1,906     1.30%        4.30%     8.46%
   2001................................. 103,897    12.03     1,250     1.30%        4.90%     6.03%
 International Equity Fund
   2004.................................  35,853    14.66       526     1.30%        1.35%    14.34%
   2003.................................  29,649    12.82       380     1.30%        1.04%    36.12%
   2002.................................  41,672     9.42       393     1.30%        1.48%   (24.82)%
   2001.................................  41,454    12.53       519     1.30%        1.28%   (21.89)%
 Mid-Cap Equity Fund
   2004.................................  69,195    21.68     1,500     1.30%        1.08%    14.52%
   2003.................................  95,002    18.93     1,799     1.30%        1.56%    31.22%
   2002.................................  84,565    14.43     1,220     1.30%        0.99%   (14.88)%
   2001.................................  71,065    16.95     1,205     1.30%        0.90%    (0.98)%
 Money Market Fund
   2004................................. 449,121    17.33     7,781     1.30%        0.97%    (0.36)%
   2003................................. 600,463    17.39    10,441     1.30%        0.80%    (0.53)%
   2002................................. 835,428    17.48    14,603     1.30%        1.47%     0.16%
   2001................................. 810,426    17.45    14,142     1.30%        3.85%     2.62%
 Premier Growth Equity Fund
   2004.................................  50,147    10.33       518     1.30%        0.67%     5.64%
   2003.................................  77,301     9.78       756     1.30%        0.21%    27.25%
   2002.................................  64,298     7.69       494     1.30%        0.05%   (22.04)%
   2001.................................  73,412     9.86       724     1.30%        0.12%   (10.32)%
 Real Estate Securities Fund
   2004.................................  76,274    36.66     2,796     1.30%        6.29%    30.65%
   2003.................................  62,954    28.06     1,766     1.30%        4.02%    35.60%
   2002.................................  46,757    20.69       967     1.30%        4.64%    (2.63)%
   2001.................................  41,820    21.25       889     1.30%        3.75%    10.38%
 S&P 500(R) Index Fund
   2004.................................  98,880    42.20     4,173     1.30%        1.68%     9.03%
   2003................................. 118,264    38.71     4,578     1.30%        1.41%    26.61%
   2002................................. 120,870    30.57     3,695     1.30%        1.33%   (23.38)%
   2001................................. 138,814    39.90     5,539     1.30%        1.03%   (13.41)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Small-Cap Value Equity Fund
   2004................................................  36,428   $14.59   $  532     1.30%        6.61%    13.65%
   2003................................................  28,721    12.84      369     1.30%        0.09%    28.42%
 Total Return Fund
   2004................................................  57,485    37.76    2,170     1.30%        1.46%     6.78%
   2003................................................  54,211    35.36    1,917     1.30%        1.33%    18.76%
   2002................................................  54,067    29.77    1,610     1.30%        2.32%   (10.49)%
   2001................................................  51,334    33.26    1,707     1.30%        1.60%    (4.16)%
 U.S. Equity Fund
   2004................................................  35,173    11.55      406     1.30%        1.41%     6.76%
   2003................................................  39,733    10.82      430     1.30%        0.96%    21.68%
   2002................................................  35,121     8.89      312     1.30%        0.99%   (20.31)%
   2001................................................  19,782    11.16      221     1.30%        0.80%    (9.67)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................................  23,583     9.77      230     1.30%        2.20%    17.25%
   2003................................................  10,992     8.33       92     1.30%        1.33%    22.75%
   2002................................................   7,637     6.79       52     1.30%        1.95%   (12.49)%
   2001................................................   6,794     7.75       53     1.30%        0.51%   (10.52)%
 Goldman Sachs Mid Cap Value Fund
   2004................................................ 199,011    17.74    3,530     1.30%        4.90%    24.25%
   2003................................................ 203,015    14.28    2,898     1.30%        0.96%    26.73%
   2002................................................ 201,801    11.26    2,272     1.30%        0.98%    (5.93)%
   2001................................................ 205,679    11.97    2,462     1.30%        1.42%    10.59%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 157,253    24.61    3,870     1.30%        2.15%     7.12%
   2003................................................ 189,807    22.97    4,360     1.30%        2.20%    12.57%
   2002................................................ 189,007    20.41    3,858     1.30%        2.36%    (7.66)%
   2001................................................ 272,413    22.10    6,020     1.30%        1.35%    (5.91)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................  42,737    23.24      993     1.30%        0.24%    16.69%
   2003................................................  50,233    19.92    1,001     1.30%        0.47%    18.97%
   2002................................................  58,293    16.74      976     1.30%        0.55%   (16.77)%
   2001................................................  84,216    20.11    1,694     1.30%        0.42%   (22.70)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  18,338    17.66      324     1.30%        5.66%     2.62%
   2003................................................  19,214    17.21      331     1.30%        4.27%     5.01%
   2002................................................  19,609    16.38      321     1.30%        5.26%     9.04%
   2001................................................  24,373    15.03      366     1.30%        3.30%     6.33%
 Global Life Sciences Portfolio -- Service Shares
   2004................................................  22,621     9.17      208     1.30%        0.00%    12.74%
   2003................................................  22,853     8.14      186     1.30%        0.00%    24.56%
   2002................................................  41,499     6.53      271     1.30%        0.00%   (30.46)%
   2001................................................  33,891     9.40      319     1.30%        0.00%   (17.84)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2004................................................  13,323   $ 3.53   $   47     1.30%        0.00%    (0.74)%
   2003................................................  20,384     3.55       72     1.30%        0.00%    44.58%
   2002................................................   4,019     2.46       10     1.30%        0.00%   (41.70)%
   2001................................................  10,228     4.21       43     1.30%        0.00%   (38.14)%
 Growth Portfolio -- Institutional Shares
   2004................................................ 156,891    20.55    3,225     1.30%        0.14%     3.16%
   2003................................................ 193,045    19.92    3,846     1.30%        0.09%    30.03%
   2002................................................ 208,895    15.32    3,200     1.30%        0.00%   (27.46)%
   2001................................................ 247,523    21.12    5,228     1.30%        0.02%   (25.72)%
 International Growth Portfolio -- Institutional Shares
   2004................................................  91,003    20.52    1,868     1.30%        0.93%    17.40%
   2003................................................  98,597    17.48    1,723     1.30%        1.22%    33.17%
   2002................................................  96,464    13.13    1,267     1.30%        0.84%   (26.55)%
   2001................................................ 119,975    17.87    2,144     1.30%        0.38%   (24.24)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................  83,219    22.72    1,890     1.30%        0.00%    19.18%
   2003................................................  86,612    19.06    1,651     1.30%        0.00%    33.35%
   2002................................................  87,006    14.29    1,243     1.30%        0.00%   (28.87)%
   2001................................................ 119,899    20.10    2,410     1.30%        0.00%   (40.24)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 201,992    22.88    4,621     1.30%        0.99%     3.42%
   2003................................................ 241,380    22.12    5,339     1.30%        1.08%    22.38%
   2002................................................ 311,606    18.07    5,631     1.30%        0.86%   (26.47)%
   2001................................................ 380,878    24.58    9,362     1.30%        0.24%   (23.45)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  11,098    13.36      148     1.30%        0.00%     4.83%
   2003................................................   7,618    12.75       97     1.30%        0.00%    27.48%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004................................................  85,884    41.48    3,562     1.30%        0.00%    18.22%
   2003................................................  90,347    35.08    3,170     1.30%        0.00%    23.96%
   2002................................................ 100,317    28.30    2,839     1.30%        0.70%   (28.73)%
   2001................................................ 125,888    39.71    4,999     1.30%        0.97%   (32.17)%
 Oppenheimer Balanced Fund/VA
   2004................................................  94,585    38.07    3,601     1.30%        1.02%     8.67%
   2003................................................  88,781    35.03    3,110     1.30%        2.87%    23.34%
   2002................................................  88,224    28.40    2,506     1.30%        3.72%   (11.56)%
   2001................................................ 103,256    32.12    3,317     1.30%        3.71%     0.88%
 Oppenheimer Bond Fund/VA
   2004................................................  57,771    29.62    1,711     1.30%        4.60%     4.12%
   2003................................................  65,421    28.45    1,861     1.30%        5.59%     5.40%
   2002................................................  69,645    26.99    1,880     1.30%        7.18%     7.67%
   2001................................................  66,563    25.07    1,669     1.30%        7.69%     6.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------ ---------- ------ ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004................................................ 69,531   $43.64   $3,034     1.30%        0.32%     5.55%
   2003................................................ 80,653    41.35    3,335     1.30%        0.39%    29.25%
   2002................................................ 82,292    31.99    2,633     1.30%        0.61%   (27.81)%
   2001................................................ 87,276    44.31    3,867     1.30%        0.63%   (13.72)%
 Oppenheimer High Income Fund/VA
   2004................................................ 75,852    39.83    3,021     1.30%        6.62%     7.55%
   2003................................................ 84,132    37.03    3,116     1.30%        6.67%    22.35%
   2002................................................ 79,265    30.27    2,399     1.30%       10.73%    (3.66)%
   2001................................................ 99,852    31.42    3,137     1.30%       10.35%     0.64%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004................................................ 15,295     9.64      148     1.30%        0.00%     5.23%
   2003................................................ 14,136     9.17      130     1.30%        0.00%    24.08%
   2002................................................ 36,730     7.39      271     1.30%        0.00%   (31.33)%
   2001................................................ 20,392    10.76      219     1.30%        0.00%   (41.25)%
 PBHG Large Cap Growth Portfolio
   2004................................................ 26,687    16.47      440     1.30%        0.00%     7.53%
   2003................................................ 21,989    15.32      337     1.30%        0.00%    29.49%
   2002................................................ 22,443    11.83      265     1.30%        0.00%   (30.24)%
   2001................................................ 21,136    16.96      358     1.30%        0.00%   (29.22)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 49,270    10.46      516     1.30%        2.63%     3.52%
   2003................................................ 20,461    10.11      207     1.30%        2.86%     1.08%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004................................................ 35,132    15.56      547     1.30%        1.39%     8.94%
   2003................................................ 44,007    14.28      629     1.30%        1.53%    30.62%
   2002................................................ 34,451    10.93      377     1.30%        1.11%   (24.05)%
   2001................................................ 32,541    14.40      469     1.30%        0.86%    (5.40)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004................................................ 23,955    14.33      343     1.30%        4.59%     5.26%
   2003................................................ 32,833    13.61      447     1.30%        4.82%    11.76%
   2002................................................ 41,784    12.18      509     1.30%        6.01%     7.43%
   2001................................................  5,645    11.34       64     1.30%        6.44%     5.52%
 Salomon Brothers Variable Total Return Fund -- Class I
   2004................................................ 10,690    12.49      134     1.30%        2.16%     7.33%
   2003................................................ 11,442    11.64      133     1.30%        2.19%    14.41%
   2002................................................  4,036    10.17       41     1.30%        1.78%    (8.08)%
   2001................................................  2,619    11.07       29     1.30%        3.70%    (2.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type VI:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  26,570   $14.45   $  384     0.00%        0.00%    10.84%
   2003................................................   8,612    13.03      112     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004................................................  42,106     6.98      294     0.00%        0.00%     6.63%
   2003................................................  33,777     6.54      221     0.00%        0.00%    29.52%
   2002................................................  10,253     5.05       52     0.00%        0.00%   (24.36)%
   2001................................................   2,807     6.68       19     0.00%        0.00%   (24.12)%
 AIM V.I. Growth Fund -- Series I shares
   2004................................................  25,078     5.73      144     0.00%        0.00%     8.23%
   2003................................................  27,212     5.29      144     0.00%        0.00%    31.24%
   2002................................................  16,273     4.03       66     0.00%        0.00%   (30.97)%
   2001................................................   1,615     5.84        9     0.00%        0.40%   (34.61)%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................   1,477    10.65       16     0.00%        0.00%     6.49%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................  67,941     7.75      527     0.00%        0.47%     5.77%
   2003................................................  69,677     7.33      511     0.00%        0.33%    25.08%
   2002................................................  59,640     5.86      349     0.00%        0.45%   (30.26)%
   2001................................................  27,610     8.40      232     0.00%        0.35%   (13.52)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................ 244,023    11.89    2,902     0.00%        0.77%    11.22%
   2003................................................ 238,518    10.69    2,551     0.00%        0.82%    32.18%
   2002................................................ 164,253     8.09    1,329     0.00%        0.56%   (22.26)%
   2001................................................  47,021    10.41      489     0.00%        0.32%    (0.94)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................  46,549     7.03      327     0.00%        0.00%     8.34%
   2003................................................  43,917     6.49      285     0.00%        0.00%    23.37%
   2002................................................  27,422     5.26      144     0.00%        0.00%   (30.84)%
   2001................................................   5,207     7.60       40     0.00%        0.00%   (18.30)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004................................................  16,174     9.43      153     0.00%        0.00%    14.38%
   2003................................................  10,919     8.24       90     0.00%        0.00%    48.67%
   2002................................................  17,405     5.54       96     0.00%        0.00%   (32.06)%
   2001................................................   7,501     8.16       61     0.00%        0.00%   (13.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004................................................  10,147    13.99      142     0.00%        0.00%     5.09%
   2003................................................   1,357    13.31       18     0.00%        0.00%    33.12%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004................................................   4,465     6.80       30     0.00%        0.40%     6.21%
   2003................................................   5,713     6.41       37     0.00%        0.13%    26.00%
   2002................................................   4,597     5.08       23     0.00%        0.35%   (28.94)%
   2001................................................   1,726     7.15       12     0.00%        0.13%   (23.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  56,844   $10.53   $  598     0.00%        3.14%     2.83%
   2003...............................................  17,325    10.24      177     0.00%        1.25%     2.38%
 VT Worldwide Health Sciences Fund
   2004...............................................  20,487    12.77      262     0.00%        0.00%     6.24%
   2003...............................................   8,496    12.02      102     0.00%        0.00%    20.23%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   3,168    10.73       34     0.00%        0.00%     7.33%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  58,077    13.24      769     0.00%        6.07%    10.16%
   2003...............................................  43,130    12.02      518     0.00%        5.63%    21.79%
   2002...............................................  20,604     9.87      203     0.00%        8.29%     1.23%
   2001...............................................  11,377     9.73      111     0.00%        0.00%    (2.65)%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  33,629    15.39      518     0.00%        0.01%    14.48%
   2003...............................................  14,681    13.44      197     0.00%        0.00%    34.43%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   3,166    10.46       33     0.00%        0.00%     4.65%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 146,376    11.49    1,682     0.00%        0.19%    15.16%
   2003............................................... 134,756     9.98    1,345     0.00%        0.21%    28.20%
   2002...............................................  53,898     7.78      419     0.00%        0.44%    (9.60)%
   2001...............................................   7,959     8.61       69     0.00%        0.00%   (13.43)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   3,680    12.11       45     0.00%        0.00%     1.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 209,315    11.93    2,497     0.00%        1.29%    11.23%
   2003............................................... 169,061    10.72    1,813     0.00%        1.31%    30.03%
   2002...............................................  90,067     8.25      743     0.00%        1.08%   (17.15)%
   2001...............................................  29,152     9.96      290     0.00%        0.02%    (6.26)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  47,970     9.51      456     0.00%        0.70%     5.52%
   2003...............................................  33,617     9.01      303     0.00%        0.76%    23.44%
   2002...............................................  12,761     7.30       93     0.00%        1.16%   (16.84)%
   2001...............................................   8,285     8.78       73     0.00%        0.00%   (10.00)%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  79,359     7.17      569     0.00%        0.12%     3.12%
   2003...............................................  57,546     6.96      400     0.00%        0.10%    32.54%
   2002...............................................  28,278     5.25      148     0.00%        0.11%   (30.30)%
   2001...............................................  13,129     7.53       99     0.00%        0.00%   (18.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type VI:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  97,891   $15.76   $1,543     0.00%        0.00%    24.66%
   2003...........................................  90,145    12.64    1,140     0.00%        0.19%    38.25%
   2002...........................................  40,527     9.15      371     0.00%        0.45%   (10.02)%
   2001...........................................   9,368    10.17       95     0.00%        0.00%    (4.57)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................   7,811    11.38       89     0.00%        0.00%    13.85%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  50,026    11.52      576     0.00%        4.48%     3.42%
   2003...........................................  30,525    11.14      340     0.00%        4.10%     3.60%
   2002...........................................   3,685    10.75       40     0.00%        4.30%     9.89%
 Mid-Cap Equity Fund
   2004........................................... 109,429    14.42    1,578     0.00%        1.08%    16.02%
   2003...........................................  85,984    12.43    1,069     0.00%        1.56%    32.94%
   2002...........................................  56,198     9.35      525     0.00%        0.99%   (13.76)%
   2001...........................................  16,047    10.84      174     0.00%        0.90%    (0.77)%
 Money Market Fund
   2004........................................... 197,583    10.85    2,144     0.00%        0.97%     0.95%
   2003........................................... 162,198    10.75    1,744     0.00%        0.80%     0.78%
   2002........................................... 156,489    10.67    1,670     0.00%        1.47%     1.47%
   2001...........................................  62,265    10.51      654     0.00%        3.85%     2.83%
 Premier Growth Equity Fund
   2004...........................................  86,492     9.52      823     0.00%        0.67%     7.03%
   2003...........................................  75,879     8.89      675     0.00%        0.21%    28.91%
   2002...........................................  28,636     6.90      198     0.00%        0.05%   (21.02)%
   2001...........................................   2,652     8.74       23     0.00%        0.12%   (10.13)%
 Real Estate Securities Fund
   2004...........................................  37,757    16.70      630     0.00%        6.29%    32.37%
   2003...........................................  13,675    12.61      172     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2004........................................... 452,989     9.25    4,191     0.00%        1.68%    10.46%
   2003........................................... 372,096     8.38    3,116     0.00%        1.41%    28.27%
   2002........................................... 214,227     6.53    1,399     0.00%        1.33%   (22.37)%
   2001...........................................  51,742     8.41      435     0.00%        1.03%   (13.23)%
 Small-Cap Value Equity Fund
   2004...........................................  84,032    15.62    1,312     0.00%        6.61%    15.15%
   2003...........................................  65,348    13.56      886     0.00%        0.09%    24.11%
   2002...........................................  40,812    10.93      446     0.00%        0.40%   (13.86)%
   2001...........................................   7,759    12.68       98     0.00%        0.88%     8.77%
 Total Return Fund
   2004........................................... 170,649    12.49    2,132     0.00%        1.46%     8.19%
   2003...........................................  30,240    11.55      349     0.00%        1.33%    15.49%
 U.S. Equity Fund
   2004...........................................  63,054     9.89      624     0.00%        1.41%     8.17%
   2003...........................................  50,413     9.15      461     0.00%        0.96%    23.28%
   2002...........................................  28,924     7.42      215     0.00%        0.99%   (19.26)%
   2001...........................................  13,161     9.19      121     0.00%        0.80%    (9.47)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type VI:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Value Equity Fund
   2004.............................................  55,756   $10.40   $  580     0.00%        1.26%     9.57%
   2003.............................................  53,308     9.49      506     0.00%        1.94%    24.05%
   2002.............................................  17,577     7.65      134     0.00%        1.28%   (17.57)%
   2001.............................................   5,347     9.28       50     0.00%        1.78%    (9.75)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.............................................  11,740    13.81      162     0.00%        0.00%     8.79%
   2003.............................................   5,361    12.70       68     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004............................................. 184,298    10.99    2,026     0.00%        2.37%     8.29%
   2003............................................. 159,732    10.15    1,621     0.00%        2.03%    13.72%
   2002............................................. 103,642     8.92      924     0.00%        2.48%    (6.67)%
   2001.............................................  32,003     9.56      306     0.00%        2.06%    (5.94)%
 Capital Appreciation Portfolio -- Service Shares
   2004.............................................  28,350     8.56      243     0.00%        0.03%    17.97%
   2003.............................................  16,901     7.26      123     0.00%        0.27%    20.23%
   2002.............................................   5,407     6.04       33     0.00%        0.34%   (15.93)%
   2001.............................................   4,011     7.18       29     0.00%        0.48%   (22.68)%
 Global Life Sciences Portfolio -- Service Shares
   2004.............................................  32,956     8.40      277     0.00%        0.00%    14.22%
   2003.............................................  33,987     7.35      250     0.00%        0.00%    26.19%
   2002.............................................  37,278     5.83      217     0.00%        0.00%   (29.55)%
   2001.............................................   1,375     8.27       11     0.00%        0.00%   (17.67)%
 Global Technology Portfolio -- Service Shares
   2004.............................................   4,106     4.33       18     0.00%        0.00%     0.57%
   2003.............................................   3,988     4.31       17     0.00%        0.00%    46.47%
   2002.............................................   3,129     2.94        9     0.00%        0.00%   (40.93)%
   2001.............................................   3,199     4.98       16     0.00%        0.00%   (38.00)%
 Growth Portfolio -- Service Shares
   2004.............................................  18,789     6.77      127     0.00%        0.00%     4.20%
   2003.............................................  14,990     6.50       97     0.00%        0.00%    31.49%
   2002.............................................  15,336     4.94       76     0.00%        0.00%   (26.72)%
   2001.............................................   7,098     6.75       48     0.00%        0.00%   (25.72)%
 International Growth Portfolio -- Service Shares
   2004.............................................  46,160     8.32      384     0.00%        0.87%    18.69%
   2003.............................................  38,388     7.01      269     0.00%        1.11%    34.53%
   2002.............................................   8,182     5.21       43     0.00%        0.83%   (25.76)%
   2001.............................................     314     7.02        2     0.00%        0.22%   (24.27)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................. 103,333     5.77      596     0.00%        0.00%    20.48%
   2003............................................. 120,138     4.79      575     0.00%        0.00%    34.76%
   2002............................................. 115,968     3.55      412     0.00%        0.00%   (28.12)%
   2001.............................................   8,681     4.94       43     0.00%        0.00%   (40.25)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  32,637   $ 6.86   $  224     0.00%        0.91%     4.53%
   2003...............................................  33,504     6.56      220     0.00%        0.87%    23.68%
   2002...............................................  24,100     5.31      128     0.00%        0.70%   (25.71)%
   2001...............................................  17,274     7.14      123     0.00%        0.15%   (23.46)%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................     743    10.99        8     0.00%        1.06%     9.85%
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Shares
   2004...............................................   2,197    10.97       24     0.00%        0.16%     9.71%
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,450    11.33       28     0.00%       13.19%    13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  70,738     6.72      475     0.00%        0.00%     8.98%
   2003...............................................  69,512     6.17      429     0.00%        0.00%    22.60%
   2002...............................................  43,754     5.03      220     0.00%        0.00%   (27.71)%
   2001...............................................   2,871     6.96       20     0.00%        0.03%   (25.65)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 105,583     8.98      948     0.00%        0.43%    11.12%
   2003...............................................  99,299     8.08      802     0.00%        0.46%    21.84%
   2002...............................................  91,756     6.63      608     0.00%        0.55%   (21.15)%
   2001...............................................   4,410     8.41       37     0.00%        0.08%   (17.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  30,345     8.82      268     0.00%        0.00%     6.21%
   2003...............................................  22,855     8.30      190     0.00%        0.00%    33.43%
   2002...............................................  14,432     6.22       90     0.00%        0.00%   (31.80)%
   2001...............................................   7,447     9.12       68     0.00%        0.00%    (6.29)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 168,143    10.29    1,731     0.00%        1.31%    29.84%
   2003............................................... 138,622     7.93    1,099     0.00%        2.02%    35.57%
   2002............................................... 122,827     5.85      719     0.00%        2.87%   (22.90)%
   2001...............................................  12,254     7.58       93     0.00%        1.76%   (25.27)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  28,001    14.11      395     0.00%        0.00%    13.04%
   2003...............................................   6,802    12.48       85     0.00%        0.00%    24.83%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  35,805    15.77      564     0.00%        0.65%    16.59%
   2003...............................................   2,909    13.52       39     0.00%        0.01%    35.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  12,229   $14.47   $  177     0.00%        0.00%    19.43%
   2003...............................................   6,046    12.12       73     0.00%        0.00%    21.19%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  13,569    11.06      150     0.00%        0.00%    10.57%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................  22,639    13.25      300     0.00%        0.09%     6.62%
   2003...............................................   5,497    12.43       68     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 145,236    11.84    1,720     0.00%        1.12%    18.88%
   2003............................................... 142,490     9.96    1,419     0.00%        0.57%    42.86%
   2002...............................................  92,829     6.97      647     0.00%        0.37%   (22.36)%
   2001...............................................  30,600     8.98      275     0.00%        0.09%   (13.13)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 110,170     9.55    1,052     0.00%        0.70%     9.14%
   2003............................................... 108,531     8.75      950     0.00%        0.73%    26.44%
   2002...............................................  54,127     6.92      375     0.00%        0.46%   (19.03)%
   2001...............................................  16,001     8.54      137     0.00%        0.08%   (11.25)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  17,700    16.50      292     0.00%        0.00%    19.18%
   2003...............................................  13,894    13.84      192     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   7,277    13.03       95     0.00%        3.29%     5.56%
   2003...............................................   7,145    12.35       88     0.00%        2.72%     2.26%
   2002...............................................  10,590    12.07      128     0.00%        3.67%     8.19%
   2001...............................................     666    11.16        7     0.00%        3.57%     6.42%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 129,118    13.58    1,754     0.00%        6.78%     9.54%
   2003...............................................  99,205    12.40    1,230     0.00%        7.38%    22.85%
   2002...............................................  47,959    10.09      484     0.00%        8.61%    (1.19)%
   2001...............................................  13,183    10.21      135     0.00%        7.15%     1.23%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 162,246    14.71    2,387     0.00%        4.48%     7.57%
   2003............................................... 123,446    13.68    1,689     0.00%        3.05%     3.90%
   2002...............................................  57,387    13.17      756     0.00%        4.24%    17.58%
   2001...............................................  16,855    11.20      189     0.00%        4.20%     4.70%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 295,904    13.44    3,977     0.00%        2.63%     4.89%
   2003............................................... 257,227    12.81    3,296     0.00%        2.86%     5.04%
   2002............................................... 126,757    12.20    1,546     0.00%        4.28%     9.07%
   2001...............................................  22,145    11.18      248     0.00%        3.79%     7.19%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type VI:                                             Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                            ------- ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004............................................ 116,803   $ 4.61   $539     0.00%        0.00%     9.35%
   2003............................................  11,019     4.22     46     0.00%        0.00%    45.41%
   2002............................................   7,090     2.90     21     0.00%        0.00%   (38.85)%
   2001............................................     390     4.75      2     0.00%        0.00%   (35.88)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................  12,255    14.11    173     0.00%        0.30%     8.07%
   2003............................................   5,070    13.06     66     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................  40,169    12.48    501     0.00%        0.69%    17.43%
   2003............................................  22,416    10.63    238     0.00%        0.46%    30.77%
   2002............................................   3,932     8.13     32     0.00%        0.00%   (19.43)%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   6,512     9.95     65     0.00%        0.00%     6.78%
   2003............................................   2,774     9.32     26     0.00%        0.00%    27.03%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

--------
(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

--------
(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

                          PART C:  OTHER INFORMATION

Item 27.  Exhibits

(a)(1)(A) Resolution of the Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account II. Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(1)(B) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
          Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective Amendment
          No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(2)    Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to
          Separate Account II. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(3)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance
          Products Fund II -- VIP II Asset Manager Portfolio and Neuberger and Berman Advisers
          Management Trust AMT Balanced Portfolio. Previously filed as Exhibit (1)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 033-09651.

(a)(4)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of Janus Aspen Series -- Growth
          Portfolio, Janus Aspen Series -- Aggressive Growth Portfolio and Janus Aspen
          Series -- Worldwide Growth Portfolio. Previously filed as Exhibit (1)(d) on May 1, 1998 with
          Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 033-09651.

(a)(5)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Utility Fund of the Investment
          Management Series. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(6)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the Corporate Bond Fund of the Investment Management Series and the VIP II Contrafund Portfolio of the Fidelity Variable
          Insurance Products Fund II. Previously filed as Exhibit (1)(f) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(7)    Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity
          Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. Previously
          filed as Exhibit (1)(g) on May 1, 1998 with Post-Effective Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(8)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account II which invest in shares of the Alger American
          Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American
          Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.
          Previously filed as Exhibit (1)(h) on September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.


(a)(9)  Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II investing in shares of the Federated American
        Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the
        Janus Aspen Series. Previously filed as Exhibit (1)(i) on May 1, 1996 with Post-Effective
        Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(a)(10) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities
        Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity
        Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(j) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(a)(11) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. Previously filed as
        Exhibit (1)(k) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(a)(12) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap
        Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE
        Investments Funds, Inc. Previously filed as Exhibit (1)(l) on May 1, 1998 with Post-Effective
        Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(a)(13) Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total
        Return Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable
        Series Fund, Inc. Previously filed as Exhibit (1)(m) on April 30, 1999 with Post Effective
        Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration
        No. 033-32071.

(a)(14) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investment
        Funds, Inc. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective Amendment
        No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 033-32071.

(a)(15) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and
        Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust. Previously filed as Exhibit
        (1)(o) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 033-32071.

(a)(16) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc.; authorizing additional Investment Subdivisions investing in shares of
        Global Life Sciences Portfolio and Global Technology Portfolio of the Janus Aspen Series.
        Previously filed as Exhibit (1)(p) on April 28, 2000 with Post-Effective Amendment No. 22 to
        Form S-6 for GE Life & Annuity Separate Account II, Registration No. 033-12470.

(a)(17) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM Variable Insurance Funds, Inc.; Alliance
        Variable Products Series Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable
        Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen Series; MFS(R) Variable
        Insurance Trust; Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex
        Variable Trust. Previously filed as Exhibit (1)(q) on July 5, 2000 with Initial Filing to Form S-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-40820.


(b)       Not Applicable.

(c)(1)    Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance
          Company and Capital Brokerage Corporation. Previously filed on September 13, 2002 with Post-
          Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-47732.

(c)(2)    Broker-Dealer Sales Agreement, dated December 1, 2001. Previously filed on September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 333-47732.

(d)       Product Commission Schedule. Previously filed on August 28, 2000 with Pre-Effective
          Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account III, Registration
          No. 333-37856.

(e)(1)    Policy Form Single Life, P1254. Previously filed as Exhibit 1(5)(a) on May 25, 2000 with Initial
          Filing on Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(e)(2)    Policy Form Joint Life, P1255. Previously filed as Exhibit 1A(5)(i) on May 25, 2000 with Initial
          Filing on Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(e)       Endorsements and Riders to the policy:

(e)(3)(A) Accelerated Benefit Rider. Previously filed as Exhibit 1A(5)(b) on May 25, 2000 with Initial Filing to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(e)(3)(B) Continuation of Coverage Rider. Previously filed as Exhibit 1A(5)(b)(i) on April 24, 2002 with
          Post-Effective Amendment 2 to Form S-6 for GE Life & Annuity Separate Account III,
          Registration No. 333-37856.

(e)(3)(C) Guarantee Account Rider. Previously filed as Exhibit 1A(5)(c) on May 25, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 333-37856.

(e)(4)    Application for Variable Life Policy. Filed herewith.

(f)(1)    Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed as Exhibit
          1A(6)(a) on August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life & Annuity
          Separate Account III, Registration No. 333-37856.

(f)(2)    By-Laws of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(b) on
          August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life & Annuity Separate
          Account III, Registration No. 333-37856.

(g)       Reinsurance Agreements. Not applicable.

(h)(1)    Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
          Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a) on
          May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 033-09651.

(h)(2)    Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
          Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
          1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of
          Virginia Separate Account III, Registration No. 033-09651.

(h)(3)    Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
          Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
          1A(8)(a)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate
          Account II, Registration No. 333-40820.

(h)(4)  Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(b) on
        May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(5)  Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
        Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
        1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(6)  Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
        1A(8)(b)(ii) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(7)  Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(h)(8)  Amendment to the Participation Agreement between Oppenheimer Variable Account Funds,
        Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously
        filed as Exhibit 1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(9)  Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(d)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-40820.

(h)(10) Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance
        Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(11) Fund Participation Agreement between Insurance Management Series, Federated Securities
        Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(e) on
        May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(12) Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with
        Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31172.

(h)(13) Fund Participation Agreement between Variable Insurance Products Fund III and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(g) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(h)(14) Amendment to Participation Agreement Variable Insurance Products Fund III, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(g)(i)
        on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(15) Fund Participation Agreement between Salomon Brothers Variable Series Fund and The Life
        Insurance Company of Virginia. Filed herewith.

(h)(16) Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of
        Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(h)(17) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-62695.
(h)(18) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment
        1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.
(h)(19) Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(20) Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(21) Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.
        Previously filed as Exhibit 1A(8)(n) on June 23, 2000 with Pre-Effective Amendment No. 1 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(22) Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(23) Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(24) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No 333-31172.
(h)(25) Participation Agreement between Greenwich Street Series Fund and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(31) on October 15, 2003 with Post-Effective
        Amendment No. 6 to Form N-6 for GE Life & Annuity Separate Account III, Registration
        No. 333-37856.
(h)(26) Participation Agreement between Eaton Vance Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed as Exhibit (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.
(h)(27) Participation Agreement between Merrill Lynch Variable Series Funds, Inc and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
(h)(28) Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(32) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.
(h)(29) Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(34) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.
(h)(30) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
        Annuity Assurance Company. Previously filed on November 15, 2004 with Post-Effective
        Amendment No. 2 to Form N-6 for GE Life & Annuity Separate Account II, Registration
        No. 333-111213.
(h)(31) Participation Agreement between American Century Variable Portfolios II, Inc. and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No 333-31172.


(h)(32) Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(33) Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE
        Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(34) Participation Agreement between Goldman Sachs Variable Insurance Trust and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(i)     Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1, 1998 with Post-Effective
        Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(j)     Not Applicable.

(k)     Opinion and Consent of Counsel. Filed herewith.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Other Opinions. Filed herewith.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and Exchange
        Procedures for the Policies. Previously filed as Exhibit 7 on September 28, 2000 with Pre-Effective
        Amendment 1 to Form S-6 for GE Life and Annuity Separate Account II, Registration
        No. 333-40820.

Item 28.  Directors and Officers of the Depositor


Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(3)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

Brian W. Haynes.......... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John E. Karaffa.......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.


(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.


(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                                  [FLOW CHART]

*General Electric Company



A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.


Item 30.  Indemnification

Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

   (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

   (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

   (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

   (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

   (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall ensure to the benefit of the heirs, executors and administrators of such person.

   (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                   * * * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.


(b) Management


        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven.... 6610 W. Broad St.        Director, President and Chief Executive
                      Richmond, VA 23230       Officer
Geoffrey S. Stiff.... 6610 W. Broad St.
                      Richmond, VA 23230       Director and Senior Vice President
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
J. Kevin Helmintoller 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 200 N. Martingale Rd.    Vice President
                      Schaumburg, IL 60173
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230


(c) Compensation from the Registrant


       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             9.5%       $3.4 million


Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 W. Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2005.



                                                  GE Life & Annuity Separate
                                                  Account II
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President

                                                  GE Life and Annuity Assurance
                                                  Company
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Chairperson of the Board,      April 25, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

              *                Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director and Senior Vice       April 25, 2005
-----------------------------    President
        Leon E. Roday

   /s/  Geoffrey S. Stiff      Director and Senior Vice       April 25, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and Senior Vice       April 25, 2005
-----------------------------    President
      Thomas M. Stinson

              *                Senior Vice President,         April 25, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      April 25, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  April 25, 2005
-----------------------------
       John E. Karaffa

 *By: /s/  Geoffrey S. Stiff   , pursuant to Power of         April 25, 2005
-----------------------------    Attorney executed on March
      Geoffrey S. Stiff          15, 2005.